UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices) (zip code)

B. Reuben Auspitz    290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: SCHEDULE OF INVESTMENTS

Investment Portfolio - March 31, 2013

(unaudited)

LIFE SCIENCES SERIES	SHARES	VALUE

COMMON STOCKS - 98.0%
Health Care - 98.0%
Biotechnology - 16.3%
Green Cross Corp. (South Korea)[1]	60,500	$8,434,693
Incyte Corp. Ltd.*	436,560	10,219,870
Myriad Genetics, Inc.*	431,000	10,947,400
Protalix BioTherapeutics, Inc.*	812,000	4,457,880
Seattle Genetics, Inc.*	186,400	6,619,064

		40,678,907

Health Care Equipment & Supplies - 34.5%
Alere, Inc.*[2,3]	122,000	3,114,660
Alere, Inc.	325,000	8,297,250
The Cooper Companies, Inc.	71,000	7,659,480
DexCom, Inc.*	735,000	12,289,200
GN Store Nord A/S (Denmark)[1]	290,000	5,164,172
HeartWare International, Inc.*	55,900	4,943,237
Insulet Corp.*	406,500	10,512,090
Mindray Medical International Ltd. - ADR (China)	137,000	5,471,780
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	7,755,000	7,026,641
Sirona Dental Systems, Inc.*	128,100	9,444,813
Sonova Holding AG (Switzerland)[1]	22,382	2,687,929
Thoratec Corp.*	148,000	5,550,000
Volcano Corp.*	185,000	4,118,100

		86,279,352

Health Care Providers & Services - 9.0%
Apollo Hospitals Enterprise Ltd. (India)[1]	451,075	6,962,407
HMS Holdings Corp.*	171,000	4,642,650
Qualicorp S.A. (Brazil)*	445,000	4,468,168
Sonic Healthcare Ltd. (Australia)[1]	447,340	6,509,144

		22,582,369

Health Care Technology - 8.5%
Cerner Corp.*	53,200	5,040,700
Greenway Medical Technologies, Inc.*	525,450	8,354,655
M3, Inc. (Japan)[1]	4,070	7,946,284

		21,341,639

Life Sciences Tools & Services - 10.1%
Lonza Group AG (Switzerland)[1]	126,200	8,205,096
Oxford Nanopore Technologies Ltd. (United Kingdom)*[3,4,5]	45,464	11,318,855
QIAGEN N.V. - ADR (Netherlands)*	273,000	5,754,840

		25,278,791

Pharmaceuticals - 19.6%
Glenmark Pharmaceuticals Ltd. (India)[1]	1,063,000	9,059,700

1

Investment Portfolio - March 31, 2013

(unaudited)

LIFE SCIENCES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals (continued)
Lupin Ltd. (India)[1]	803,000	$9,295,502
Novo Nordisk A/S - Class B (Denmark)[1]	45,000	7,253,196
Strides Arcolab Ltd. (India)[1]	715,750	11,492,594
UCB S.A. (Belgium)[1]	105,000	6,716,841
ViroPharma, Inc.*	200,300	5,039,548

		48,857,381

Total Health Care		245,018,439

TOTAL COMMON STOCKS (Identified Cost $191,932,581)		245,018,439

SHORT-TERM INVESTMENT - 5.9%

Dreyfus Cash Management, Inc. - Institutional Shares[6], 0.05%, (Identified Cost $14,877,371)	14,877,371	14,877,371

TOTAL INVESTMENTS - 103.9% (Identified Cost $206,809,952)		259,895,810
LIABILITIES, LESS OTHER ASSETS - (3.9%)		(9,841,599)

NET ASSETS - 100%		$250,054,211

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $14,433,515, or 5.8% of the Series’ net assets as of March 31, 2013.

4This security was acquired on April 26, 2011 at a cost of $6,149,543 ($150.34 per share) and on May 2, 2012 at a cost of $1,209,529 ($265.31 per share) and has been determined to be illiquid under guidelines established by the Board of Directors.

5Security has been valued at fair value as determined in good faith by the Advisor.

6Rate shown is the current yield as of March 31, 2013.

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$206,809,952
Unrealized appreciation	54,961,655
Unrealized depreciation	(1,875,797)

Net unrealized appreciation	$53,085,858

2

Investment Portfolio - March 31, 2013

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Health Care	$245,018,439	$136,945,385	$96,754,199	$11,318,855	*
Mutual fund	14,877,371	14,877,371	—	—

Total assets	$259,895,810	$151,822,756	$96,754,199	$11,318,855

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

LEVEL 3 RECONCILIATION	EQUITY SECURITIES
Balance as of December 31, 2012 (market value)	$12,101,037
Net realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(782,182)
Purchases	—
Sales	—
Transfers in	—
Transfers out	—

Balance as of March 31, 2013 (market value)	$11,318,855

*Amount represents the Series’ investment in Oxford Nanopore Technologies Ltd. (“Oxford”). Oxford was initially valued at transaction price, which is considered the best initial estimate of fair value. On April 10, 2012, the Fund adjusted its valuation of the fair value holding to 163.85 GBP per share (from 91.39 GBP per share) as a result of a subsequent round of financing of the investee company. Subsequently, the Series uses, or will use, other methodologies and significant inputs to determine fair value. Such methodologies and significant inputs include: subsequent rounds of financing for Oxford; recent transactions in similar instruments; discounted cash flow techniques; third-party appraisals; industry multiples and public comparables; and Oxford’s current financial performance compared to projected performance.

Certain of the Fund’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value in such Level 3 investments.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

3

Investment Portfolio - March 31, 2013

(unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of March 31, 2013.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
	FAIR VALUE AT 3/31/13	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT	RANGE (WEIGHTED AVERAGE)
Equity Securities	$11,318,855	Acquisition cost adjusted for premiums or discounts	Premium/ Discount	0%-0%

The significant unobservable inputs used in the fair value measurement of the Fund’s equity securities are premiums and discounts to the acquisition cost. Significant increases in the premium (or discount) in isolation would result in a significantly higher (lower) fair value measurement.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2013

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS - 95.8%
Consumer Discretionary - 26.0%
Automobiles - 0.8%
Tesla Motors, Inc.*	45,280	$1,715,659

Distributors - 1.0%
Inchcape plc (United Kingdom)[1]	300,081	2,297,742

Hotels, Restaurants & Leisure - 2.4%
BJ’s Restaurants, Inc.*	88,090	2,931,635
Orient-Express Hotels Ltd. - ADR - Class A*	238,080	2,347,469

		5,279,104

Internet & Catalog Retail - 4.7%
HomeAway, Inc.*	116,140	3,774,550
Ocado Group plc (United Kingdom)*[1]	1,721,640	4,133,214
Shutterfly, Inc.*	49,640	2,192,599

		10,100,363

Media - 8.2%
Imax Corp. (Canada)*	170,490	4,557,198
Starz - Liberty Capital*	228,210	5,054,851
Valassis Communications, Inc.	198,110	5,917,546
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	531,740	2,245,233

		17,774,828

Specialty Retail - 8.9%
Aeropostale, Inc.*	216,810	2,948,616
American Eagle Outfitters, Inc.	111,430	2,083,741
Chico’s FAS, Inc.	102,870	1,728,216
Dick’s Sporting Goods, Inc.	40,780	1,928,894
Group 1 Automotive, Inc.	31,370	1,884,396
Penske Automotive Group, Inc.	63,570	2,120,695
Rent-A-Center, Inc.	88,980	3,286,921
Select Comfort Corp.*	45,602	901,552
Sonic Automotive, Inc. - Class A	105,400	2,335,664

		19,218,695

Total Consumer Discretionary		56,386,391

Consumer Staples - 3.4%
Beverages - 2.3%
C&C Group plc (Ireland)*[1]	762,710	4,954,887

Food & Staples Retailing - 0.5%
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	160,700	1,115,325

Food Products - 0.6%
Tootsie Roll Industries, Inc.	46,948	1,404,228

Total Consumer Staples		7,474,440

1

Investment Portfolio - March 31, 2013

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Energy - 8.8%
Energy Equipment & Services - 6.0%
Calfrac Well Services Ltd. (Canada)	171,080	$4,595,928
CARBO Ceramics, Inc.	11,020	1,003,591
Global Geophysical Services, Inc.*	153,680	376,516
ION Geophysical Corp.*	303,010	2,063,498
Key Energy Services, Inc.*	133,470	1,078,438
Petroleum Geo-Services ASA (Norway)[1]	72,340	1,122,104
Trican Well Service Ltd. (Canada)	191,910	2,814,844

		13,054,919

Oil, Gas & Consumable Fuels - 2.8%
Cloud Peak Energy, Inc.*	216,080	4,057,982
Paladin Energy Ltd. (Australia)*[2]	2,052,100	2,040,282

		6,098,264

Total Energy		19,153,183

Financials - 14.2%
Commercial Banks - 1.0%
Cathay General Bancorp.	107,590	2,164,711

Diversified Financial Services - 4.7%
JSE Ltd. (South Africa)[1]	596,700	4,626,218
MarketAxess Holdings, Inc.	149,190	5,564,787

		10,191,005

Insurance - 1.6%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	318,310	3,534,765

Real Estate Investment Trusts (REITS) - 5.9%
AmREIT, Inc. - Class B	64,000	1,245,440
Associated Estates Realty Corp.	46,300	863,032
BioMed Realty Trust, Inc.	46,230	998,568
Corporate Office Properties Trust	42,440	1,132,299
DuPont Fabros Technology, Inc.	34,700	842,169
Education Realty Trust, Inc.	140,020	1,474,411
Healthcare Trust of America, Inc.	49,210	578,217
Home Properties, Inc.	15,790	1,001,402
Mack-Cali Realty Corp.	37,130	1,062,289
Mid-America Apartment Communities, Inc.	11,280	778,997
Pebblebrook Hotel Trust	111,580	2,877,648

		12,854,472

Real Estate Management & Development - 1.0%
General Shopping Brasil S.A. (Brazil)*	328,590	2,045,608

Total Financials		30,790,561

2

Investment Portfolio - March 31, 2013

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care - 14.6%
Biotechnology - 5.4%
Green Cross Corp. (South Korea)[1]	27,210	$3,793,521
Myriad Genetics, Inc.*	199,560	5,068,824
Seattle Genetics, Inc.*	77,000	2,734,270

		11,596,615

Health Care Equipment & Supplies - 8.0%
Alere, Inc.*	176,826	4,514,368
DexCom, Inc.*	302,050	5,050,276
HeartWare International, Inc.*	24,150	2,135,585
Insulet Corp.*	146,910	3,799,093
Thoratec Corp.*	48,790	1,829,625

		17,328,947

Health Care Technology - 1.2%
Greenway Medical Technologies, Inc.*	163,620	2,601,558

Total Health Care		31,527,120

Industrials - 14.8%
Airlines - 6.7%
Spirit Airlines, Inc.*	254,890	6,464,010
US Airways Group, Inc.*	468,090	7,943,487

		14,407,497

Building Products - 0.6%
A.O. Smith Corp.	17,070	1,255,840

Commercial Services & Supplies - 0.5%
Interface, Inc.	61,360	1,179,339

Machinery - 5.4%
Graham Corp.	45,750	1,131,855
Titan International, Inc.	107,480	2,265,678
Wabash National Corp.*	433,660	4,405,986
Westport Innovations, Inc. - ADR (Canada)*	133,870	3,950,504

		11,754,023

Marine - 1.6%
Baltic Trading Ltd.	235,480	963,113
D/S Norden A/S (Denmark)[1]	44,790	1,444,163
Sinotrans Shipping Ltd. (China)[1]	3,579,000	957,256

		3,364,532

Total Industrials		31,961,231

Information Technology - 10.0%
Communications Equipment - 2.1%
Infinera Corp.*	456,890	3,198,230

3

Investment Portfolio - March 31, 2013

(unaudited)

SMALL CAP SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Communications Equipment (continued)
Polycom, Inc.*	117,490	$1,301,789

		4,500,019

Computers & Peripherals - 0.4%
Fusion-io, Inc.*	52,110	853,041

Electronic Equipment, Instruments & Components - 1.1%
Rofin-Sinar Technologies, Inc.*	86,410	2,340,847

Internet Software & Services - 2.9%
Liquidity Services, Inc.*	43,730	1,303,591
LogMeIn, Inc.*	241,180	4,635,480
Velti plc - ADR (Ireland)*	220,000	435,600

		6,374,671

IT Services - 2.5%
InterXion Holding NV - ADR (Netherlands)*	31,570	764,625
Wirecard AG (Germany)[1]	172,090	4,767,753

		5,532,378

Software - 1.0%
RealPage, Inc.*	101,660	2,105,379

Total Information Technology		21,706,335

Materials - 1.6%
Chemicals - 0.6%
Flotek Industries, Inc.*	80,850	1,321,897

Metals & Mining - 1.0%
Noranda Aluminum Holding Corp	481,260	2,160,857

Total Materials		3,482,754

Utilities - 2.4%
Independent Power Producers & Energy Traders - 2.4%
Dynegy, Inc.*	212,890	5,107,231

TOTAL COMMON STOCKS (Identified Cost $180,144,449)		207,589,246

SHORT-TERM INVESTMENT - 5.2%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.05% (Identified Cost $11,189,094)	11,189,094	11,189,094

4

Investment Portfolio - March 31, 2013

(unaudited)

SMALL CAP SERIES	SHARES	VALUE
TOTAL INVESTMENTS - 101.0%
(Identified Cost $191,333,543)		$218,778,340
LIABILITIES, LESS OTHER ASSETS - (1.0%)		(2,192,740)

NET ASSETS - 100%		$216,585,600

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Traded on Canadian Stock Exchange.

3Rate shown is the current yield as of March 31, 2013.

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$191,333,543
Unrealized appreciation	$37,387,152
Unrealized depreciation	(9,942,355)

Net unrealized appreciation	$27,444,797

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - March 31, 2013

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$56,386,391	$47,710,202	$8,676,189	$—
Consumer Staples	7,474,440	1,404,228	6,070,212	—
Energy	19,153,183	18,031,079	1,122,104	—
Financials	30,790,561	26,164,343	4,626,218	—
Health Care	31,527,120	27,733,599	3,793,521	—
Industrials	31,961,231	29,559,812	2,401,419	—
Information Technology	21,706,335	16,938,582	4,767,753	—
Materials	3,482,754	3,482,754	—	—
Utilities	5,107,231	5,107,231	—	—
Mutual fund	11,189,094	11,189,094	—	—

Total assets	$218,778,340	$187,320,924	$31,457,416	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - March 31, 2013

(unaudited)

TECHNOLOGY SERIES	SHARES	VALUE

COMMON STOCKS - 96.1%
Consumer Discretionary - 14.0%
Automobiles - 1.4%
Tesla Motors, Inc.*	61,000	$2,311,290

Internet & Catalog Retail - 9.3%
Amazon.com, Inc.*	19,000	5,063,310
HomeAway, Inc.*	157,000	5,102,500
Shutterfly, Inc.*	109,000	4,814,530

		14,980,340

Media - 3.3%
DIRECTV*	92,000	5,208,120

Total Consumer Discretionary		22,499,750

Health Care - 3.0%
Health Care Technology - 3.0%
Cerner Corp.*	51,000	4,832,250

Industrials - 2.1%
Electrical Equipment - 2.1%
Polypore International, Inc.*	85,120	3,420,122

Information Technology - 73.3%
Communications Equipment - 17.7%
Infinera Corp.*	688,000	4,816,000
Juniper Networks, Inc.*	281,000	5,209,740
Polycom, Inc.*	360,000	3,988,800
Qualcomm, Inc.	108,000	7,230,600
Riverbed Technology, Inc.*	481,000	7,171,710

		28,416,850

Computers & Peripherals - 8.3%
Apple, Inc.	12,170	5,386,807
EMC Corp.*	331,000	7,907,590

		13,294,397

Electronic Equipment, Instruments & Components - 3.6%
Rofin-Sinar Technologies, Inc.*	211,000	5,715,990

Internet Software & Services - 18.6%
Google, Inc. - Class A*	12,640	10,036,539
LinkedIn Corp. - Class A*	42,900	7,552,974
Liquidity Services, Inc.*	62,400	1,860,144
LogMeIn, Inc.*	257,000	4,939,540
SciQuest, Inc.*	42,000	1,009,680
Tencent Holdings Ltd. (China)[1]	127,000	4,062,046
Velti plc - ADR (Ireland)*	230,450	456,291

		29,917,214

1

Investment Portfolio - March 31, 2013

(unaudited)

TECHNOLOGY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services - 8.9%
Amdocs Ltd. - ADR	160,000	$5,800,000
Cap Gemini S.A. (France)[1]	48,000	2,187,347
VeriFone Systems, Inc.*	306,000	6,328,080

		14,315,427

Semiconductors & Semiconductor Equipment - 3.0%
Skyworks Solutions, Inc.*	215,000	4,736,450

Software - 13.2%
Autodesk, Inc.*	125,000	5,155,000
Electronic Arts, Inc.*	352,200	6,233,940
MICROS Systems, Inc.*	109,000	4,960,590
RealPage, Inc.*	234,881	4,864,385

		21,213,915

Total Information Technology		117,610,243

Materials - 3.7%
Chemicals - 3.7%
Monsanto Co	56,000	5,915,280

TOTAL COMMON STOCKS (Identified Cost $130,937,361)		154,277,645

SHORT-TERM INVESTMENT - 13.7%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.05% (Identified Cost $21,889,282)	21,889,282	21,889,282

TOTAL INVESTMENTS - 109.8% (Identified Cost $152,826,643)		176,166,927
LIABILITIES, LESS OTHER ASSETS - (9.8%)		(15,659,449)

NET ASSETS - 100%		$160,507,478

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2013.

2

Investment Portfolio - March 31, 2013

(unaudited)

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$152,826,643
Unrealized appreciation	31,385,153
Unrealized depreciation	(8,044,869)

Net unrealized appreciation	$23,340,284

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$22,499,750	$22,499,750	$—	$—
Health Care	4,832,250	4,832,250	—	—
Industrials	3,420,122	3,420,122	—	—
Information Technology	117,610,243	111,360,850	6,249,393	—
Materials	5,915,280	5,915,280	—	—
Mutual fund	21,889,282	21,889,282	—	—

Total assets	$176,166,927	$169,917,534	$6,249,393	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

3

Investment Portfolio - March 31, 2013

(unaudited)

FINANCIAL SERVICES SERIES	SHARES	VALUE

COMMON STOCKS - 69.5%
Financials - 61.1%
Capital Markets - 2.0%
Deutsche Bank AG (Germany)[1]	88,820	$3,472,544

Commercial Banks - 23.4%
Barclays plc (United Kingdom)[1]	934,260	4,156,789
BNP Paribas S.A. (France)[1]	83,000	4,267,672
Cathay General Bancorp.	175,200	3,525,024
CIT Group, Inc.*	116,500	5,065,420
Glacier Bancorp, Inc.	8,000	151,840
HSBC Holdings plc - ADR (United Kingdom)	177,000	9,441,180
ICICI Bank Ltd. - ADR (India)	131,000	5,619,900
Wells Fargo & Co.	222,950	8,246,921

		40,474,746

Consumer Finance - 8.9%
American Express Co.	90,000	6,071,400
Discover Financial Services	210,000	9,416,400

		15,487,800

Diversified Financial Services - 17.5%
JSE Ltd. (South Africa)[1]	760,000	5,892,284
MarketAxess Holdings, Inc.	274,000	10,220,200
The McGraw-Hill Companies, Inc.	85,000	4,426,800
MSCI, Inc.*	160,000	5,428,800
The NASDAQ OMX Group, Inc.	137,000	4,425,100

		30,393,184

Insurance - 9.3%
Admiral Group plc (United Kingdom)[1]	433,000	8,785,703
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	659,680	7,325,606

		16,111,309

Total Financials		105,939,583

Information Technology - 8.4%
IT Services - 8.4%
Cielo S.A. (Brazil)	194,000	5,709,355
VeriFone Systems, Inc.*	140,000	2,895,200
Wirecard AG (Germany)[1]	213,314	5,909,864

Total Information Technology		14,514,419

TOTAL COMMON STOCKS (Identified Cost $104,306,356)		120,454,002

1

Investment Portfolio - March 31, 2013

(unaudited)

FINANCIAL SERVICES SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 29.5%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.05% (Identified Cost $ 51,162,086)	51,162,086	$51,162,086

TOTAL INVESTMENTS - 99.0% (Identified Cost $ 155,468,442)		171,616,088
OTHER ASSETS, LESS LIABILITIES - 1.0%		1,691,199

NET ASSETS - 100%		$173,307,287

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2013.

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$155,468,442
Unrealized appreciation	19,122,706
Unrealized depreciation	(2,975,060)

Net unrealized appreciation	$16,147,646

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Financials	$105,939,583	$79,364,591	$26,574,992	$—
Information Technology	14,514,419	8,604,555	5,909,864	—
Mutual fund	51,162,086	51,162,086	—	—

Total assets	$171,616,088	$139,131,232	$32,484,856	$—

2

Investment Portfolio - March 31, 2013

(unaudited)

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

3

Investment Portfolio - March 31, 2013

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS - 96.6%
Consumer Discretionary - 12.8%
Hotels, Restaurants & Leisure - 7.4%
Accor S.A. (France)[1]	217,000	$7,547,092
Hyatt Hotels Corp. - Class A*	45,000	1,945,350
InterContinental Hotels Group plc (United Kingdom)[1]	146,658	4,482,947
Orient-Express Hotels Ltd. - ADR - Class A*	168,190	1,658,353

		15,633,742

Household Durables - 5.4%
DR Horton, Inc.	114,000	2,770,200
Lennar Corp. - Class A	68,426	2,838,310
NVR, Inc.*	3,111	3,360,222
Toll Brothers, Inc.*	74,932	2,565,672

		11,534,404

Total Consumer Discretionary		27,168,146

Financials - 82.4%
Real Estate Management & Development - 1.1%
General Shopping Brasil S.A. (Brazil)*	291,000	1,811,595
Thomas Properties Group, Inc.	97,810	501,765

		2,313,360

REITS - Apartments - 15.3%
American Campus Communities, Inc	62,960	2,854,606
Apartment Investment & Management Co. - Class A	98,000	3,004,680
Associated Estates Realty Corp.	194,728	3,629,730
AvalonBay Communities, Inc.	25,150	3,185,751
Camden Property Trust	49,610	3,407,215
Education Realty Trust, Inc.	129,690	1,365,636
Equity Residential	60,250	3,317,365
Home Properties, Inc.	41,440	2,628,125
Mid-America Apartment Communities, Inc.	51,400	3,549,684
UDR, Inc.	227,730	5,508,789

		32,451,581

REITS - Diversified - 10.6%
Coresite Realty Corp	185,170	6,477,247
Digital Realty Trust, Inc.	81,052	5,423,189
DuPont Fabros Technology, Inc.	189,182	4,591,447
Land Securities Group plc (United Kingdom)[1]	160,000	2,019,773
Potlatch Corp.	12,590	577,377
Unibail-Rodamco SE (France)[1]	10,825	2,521,282
Vornado Realty Trust	11,730	981,097

		22,591,412

1

Investment Portfolio - March 31, 2013

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Health Care - 8.9%
HCP, Inc.	88,560	$4,415,602
Health Care REIT, Inc.	133,000	9,032,030
Healthcare Realty Trust, Inc.	40,800	1,158,312
Healthcare Trust of America, Inc.	282,490	3,319,257
Ventas, Inc.	15,290	1,119,228

		19,044,429

REITS - Hotels - 6.7%
Host Hotels & Resorts, Inc.	405,000	7,083,450
Pebblebrook Hotel Trust	281,234	7,253,025

		14,336,475

REITS - Manufactured Homes - 1.4%
Equity Lifestyle Properties, Inc.	39,030	2,997,504

REITS - Office Property - 13.2%
Alexandria Real Estate Equities, Inc.	75,920	5,388,802
BioMed Realty Trust, Inc.	353,337	7,632,079
Boston Properties, Inc.	56,150	5,674,519
Corporate Office Properties Trust	193,214	5,154,949
Mack-Cali Realty Corp.	147,420	4,217,686

		28,068,035

REITS - Regional Malls - 9.5%
General Growth Properties, Inc.	226,800	4,508,784
The Macerich Co.	32,910	2,118,746
Simon Property Group, Inc.	72,010	11,417,906
Taubman Centers, Inc.	26,740	2,076,628

		20,122,064

REITS - Shopping Centers - 5.3%
Cedar Realty Trust, Inc.	454,208	2,775,211
Equity One, Inc.	87,540	2,098,334
Kimco Realty Corp.	282,870	6,336,288

		11,209,833

REITS - Single Tenant - 4.9%
Agree Realty Corp.	128,581	3,870,288
National Retail Properties, Inc.	118,710	4,293,741
Realty Income Corp.	48,690	2,208,091

		10,372,120

REITS - Storage - 5.5%
CubeSmart	173,770	2,745,566
Public Storage	20,000	3,046,400

2

Investment Portfolio - March 31, 2013

(unaudited)

REAL ESTATE SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
REITS - Storage (continued)
Sovran Self Storage, Inc.	93,141	$6,006,663

		11,798,629

Total Financials		175,305,442

Industrials - 0.9%
Transportation Infrastructure - 0.9%
Groupe Eurotunnel S.A. (France)[1]	248,100	1,977,880

Information Technology - 0.5%
IT Services - 0.5%
InterXion Holding NV - ADR (Netherlands)*	45,440	1,100,557

Utilities - 0.0%
Electric Utilities - 0.0%
Prime AET&D Holdings No.1 Ltd (Australia)*[2]	125,000	—

TOTAL COMMON STOCKS (Identified Cost $155,060,432)		205,552,025

PREFERRED STOCKS - 0.3%
Financials - 0.3%
REITS - Office Property - 0.3%
MPG Office Trust, Inc., Series A, 7.625%* (Identified Cost $461,953)	23,240	631,896

MUTUAL FUND - 1.4%
iShares Dow Jones US Real Estate Index Fund (Identified Cost $2,977,586)	44,030	3,059,204

SHORT-TERM INVESTMENT - 0.5%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.05% (Identified Cost $993,002)	993,002	993,002

TOTAL INVESTMENTS - 98.8% (Identified Cost $159,492,973)		210,236,127
OTHER ASSETS, LESS LIABILITIES - 1.2%		2,502,468

NET ASSETS - 100%		$212,738,595

ADR - American Depository Receipt

No. - Number

REITS - Real Estate Investment Trusts

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

3Rate shown is the current yield as of March 31, 2013.

3

Investment Portfolio - March 31, 2013

(unaudited)

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$159,555,233
Unrealized appreciation	51,193,837
Unrealized depreciation	(512,943)

Net unrealized appreciation	$50,680,894

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$27,168,146	$15,138,107	$12,030,039	$—
Financials	175,305,442	170,764,387	4,541,055	—
Industrials	1,977,880	—	1,977,880	—
Information Technology	1,100,557	1,100,557	—	—
Utilities	—	—	—	—
Preferred securities:
Financials	631,896	631,896	—	—
Mutual funds	4,052,206	4,052,206	—	—

Total assets	$210,236,127	$191,687,153	$18,548,974	$—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of March 31, 2013. However, there is no cost or market value for this security reported in the financial statements. There was no activity in this security for the year ended December 31, 2012 or March 31, 2013.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2013

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS - 92.3%
Consumer Discretionary - 15.5%
Auto Components - 2.5%
F.C.C. Co. Ltd. (Japan)[1]	158,000	$3,836,459
Hankook Tire Co. Ltd. (South Korea)[1]	145,591	6,306,288
Musashi Seimitsu Industry Co. Ltd. (Japan)[1]	168,000	3,827,697
Nissin Kogyo Co. Ltd. (Japan)[1]	226,000	3,775,027

		17,745,471

Automobiles - 0.5%
Hero Motocorp Ltd. (India)[1]	87,000	2,472,646
Maruti Suzuki India Ltd. (India)[1]	44,940	1,061,736

		3,534,382

Hotels, Restaurants & Leisure - 0.8%
Indian Hotels Co. Ltd. (India)[1]	5,361,450	5,291,596

Household Durables - 1.2%
LG Electronics, Inc. (South Korea)[1]	74,000	5,446,525
Rodobens Negocios Imobiliarios S.A. (Brazil)	367,000	2,691,545

		8,138,070

Leisure Equipment & Products - 0.7%
Nikon Corp. (Japan)[1]	224,000	5,276,597

Media - 4.8%
Mediaset Espana Comunicacion S.A. (Spain)[1]	2,208,600	15,937,145
Reed Elsevier plc - ADR (United Kingdom)	60,311	2,866,582
Societe Television Francaise 1 (France)[1]	327,530	3,674,536
Wolters Kluwer N.V. (Netherlands)[1]	322,347	7,043,912
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A. (Portugal)[1]	945,000	3,990,194

		33,512,369

Multiline Retail - 1.0%
PPR (France)[1]	31,130	6,846,375

Specialty Retail - 1.8%
Belle International Holdings Ltd. (Hong Kong)[1]	1,520,000	2,539,706
Hennes & Mauritz AB - Class B (Sweden)[1]	129,000	4,620,020
Komeri Co. Ltd. (Japan)[1]	188,800	5,634,448

		12,794,174

Textiles, Apparel & Luxury Goods - 2.2%
Burberry Group plc (United Kingdom)[1]	184,000	3,725,091
Daphne International Holdings Ltd. (China)[1]	5,096,000	6,423,514
Hugo Boss AG (Germany)[1]	47,000	5,277,995

		15,426,600

Total Consumer Discretionary		108,565,634

1

Investment Portfolio - March 31, 2013

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples - 19.3%
Beverages - 5.1%
Carlsberg A/S - Class B (Denmark)[1]	80,000	$7,799,530
Diageo plc (United Kingdom)[1]	322,810	10,171,969
Kirin Holdings Co. Ltd. (Japan)[1]	600,000	9,647,044
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	1,300,000	8,294,905

		35,913,448

Food & Staples Retailing - 2.9%
Carrefour S.A. (France)[1]	165,082	4,522,145
Casino Guichard-Perrachon S.A. (France)[1]	34,170	3,592,963
President Chain Store Corp. (Taiwan)[1]	901,320	4,950,923
Tesco plc (United Kingdom)[1]	1,217,410	7,076,999

		20,143,030

Food Products - 7.1%
Barry Callebaut AG (Switzerland)[1]	4,400	4,245,359
Charoen Pokphand Foods PCL (Thailand)[1]	3,841,800	4,335,916
Danone S.A. (France)[1]	107,012	7,451,138
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)	2,604,000	8,325,497
Nestle S.A. (Switzerland)[1]	105,220	7,615,257
Unilever plc - ADR (United Kingdom)	420,230	17,750,515

		49,723,682

Household Products - 2.0%
Hindustan Unilever Ltd. (India)[1]	250,540	2,152,236
Reckitt Benckiser Group plc (United Kingdom)[1]	164,270	11,794,241

		13,946,477

Personal Products - 0.8%
Kao Corp. (Japan)[1]	188,000	6,080,281

Tobacco - 1.4%
Gudang Garam Tbk PT (Indonesia)[1]	730,000	3,685,513
Swedish Match AB (Sweden)[1]	191,000	5,929,075

		9,614,588

Total Consumer Staples		135,421,506

Energy - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Petroleo Brasileiro S.A. - ADR (Brazil)	240,000	4,356,000
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	2,940,760
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	5,865,460
Statoil ASA (Norway)[1]	237,000	5,785,865

Total Energy		18,948,085

2

Investment Portfolio - March 31, 2013

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials - 7.4%
Capital Markets - 0.1%
OSK Holdings Berhad (Malaysia)[1]	2,141,737	$1,017,985

Commercial Banks - 2.3%
Hong Leong Financial Group Berhad (Malaysia)[1]	1,462,800	7,057,721
Sumitomo Mitsui Trust Holdings, Inc. (Japan)[1]	1,907,000	9,080,807

		16,138,528

Insurance - 3.6%
Allianz SE (Germany)[1]	40,870	5,571,507
AXA S.A. (France)[1]	211,372	3,652,802
Mapfre S.A. (Spain)[1]	1,877,000	5,833,013
Muenchener Rueckversicherungs AG (MunichRe) (Germany)[1]	40,610	7,611,443
Zurich Insurance Group AG (Switzerland)[1]	10,500	2,931,072

		25,599,837

Real Estate Investment Trusts (REITS) - 1.0%
Alstria Office REIT AG (Germany)[1]	595,480	6,709,569

Thrifts & Mortgage Finance - 0.4%
Aareal Bank AG (Germany)*[1]	115,790	2,462,203

Total Financials		51,928,122

Health Care - 9.8%
Health Care Equipment & Supplies - 1.5%
Carl Zeiss Meditec AG (Germany)[1]	232,000	7,341,065
Straumann Holding AG (Switzerland)[1]	25,776	3,476,844

		10,817,909

Health Care Providers & Services - 1.5%
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	50,000	1,693,000
Odontoprev S.A. (Brazil)	726,000	3,308,900
Qualicorp S.A. (Brazil)*	529,000	5,311,597

		10,313,497

Life Sciences Tools & Services - 0.5%
Gerresheimer AG (Germany)[1]	58,000	3,336,852

Pharmaceuticals - 6.3%
AstraZeneca plc (United Kingdom)[1]	27,960	1,402,501
AstraZeneca plc - ADR (United Kingdom)	229,150	11,452,917
Bayer AG (Germany)[1]	100,000	10,334,628
GlaxoSmithKline plc (United Kingdom)[1]	172,980	4,050,698
Novartis AG - ADR (Switzerland)	49,000	3,490,760
Shire plc (Ireland)[1]	195,160	5,943,514
Takeda Pharmaceutical Co. Ltd. (Japan)[1]	34,900	1,911,918

3

Investment Portfolio - March 31, 2013

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	140,000	$5,555,200

		44,142,136

Total Health Care		68,610,394

Industrials - 16.4%
Commercial Services & Supplies - 2.2%
Aggreko plc (United Kingdom)[1]	258,600	7,018,549
Taiwan Secom Co. Ltd. (Taiwan)[1]	777,210	1,754,882
Tomra Systems ASA (Norway)[1]	689,080	6,724,746

		15,498,177

Construction & Engineering - 0.7%
Larsen & Toubro Ltd. (India)[1]	206,270	5,199,392

Electrical Equipment - 4.1%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	342,000	7,783,920
Alstom S.A. (France)[1]	295,560	12,055,380
Bharat Heavy Electricals Ltd. (India)[1]	150,400	491,435
Schneider Electric S.A. (France)[1]	66,000	4,826,463
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	3,253,959

		28,411,157

Industrial Conglomerates - 3.7%
Siemens AG (Germany)[1]	237,600	25,613,040

Machinery - 1.9%
FANUC Corp. (Japan)[1]	71,000	10,931,912
Jain Irrigation Systems Ltd. (India)[1]	2,125,900	2,406,371
Jain Irrigation Systems Ltd. - DVR (India)[1]	44,872	24,479

		13,362,762

Professional Services - 1.0%
Experian plc (United Kingdom)[1]	405,980	7,036,474

Trading Companies & Distributors - 1.2%
Mills Estruturas e Servicos de Engenharia S.A. (Brazil)	519,400	8,330,449

Transportation Infrastructure - 1.6%
Malaysia Airports Holdings Berhad (Malaysia)[1]	6,083,700	11,375,625

Total Industrials		114,827,076

Information Technology - 12.0%
Communications Equipment - 0.8%
Alcatel-Lucent - ADR (France)*	4,100,000	5,453,000

Electronic Equipment, Instruments & Components - 3.4%
Hitachi Ltd. (Japan)[1]	3,247,000	18,956,043

4

Investment Portfolio - March 31, 2013

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
Electronic Equipment, Instruments & Components (continued)
Keyence Corp. (Japan)[1]	17,209	$5,287,273

		24,243,316

Internet Software & Services - 0.8%
NHN Corp. (South Korea)[1]	23,950	5,789,945

IT Services - 0.7%
Cap Gemini S.A. (France)[1]	102,000	4,648,112

Office Electronics - 0.5%
Canon, Inc. (Japan)[1]	95,000	3,491,249

Semiconductors & Semiconductor Equipment - 1.8%
Samsung Electronics Co. Ltd. (South Korea)[1]	9,260	12,621,662

Software - 4.0%
Aveva Group plc (United Kingdom)[1]	103,000	3,551,698
SAP AG (Germany)[1]	239,440	19,257,551
Temenos Group AG (Switzerland)[1]	214,277	5,090,010

		27,899,259

Total Information Technology		84,146,543

Materials - 3.4%
Chemicals - 3.4%
BASF SE (Germany)[1]	76,100	6,681,794
Linde AG (Germany)[1]	92,500	17,230,726

Total Materials		23,912,520

Telecommunication Services - 5.0%
Diversified Telecommunication Services - 3.8%
Swisscom AG - ADR (Switzerland)[2]	106,400	4,928,448
Telefonica S.A. - ADR (Spain)	707,000	9,551,570
Telenor ASA - ADR (Norway)[2]	184,380	12,180,143

		26,660,161

Wireless Telecommunication Services - 1.2%
SK Telecom Co. Ltd. - ADR (South Korea)	489,190	8,741,825

Total Telecommunication Services		35,401,986

Utilities - 0.8%
Multi-Utilities - 0.2%
GDF Suez (France)[1]	51,850	996,090

Water Utilities - 0.6%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)	182,000	4,411,412

Total Utilities		5,407,502

TOTAL COMMON STOCKS (Identified Cost $584,963,641)		647,169,368

5

Investment Portfolio - March 31, 2013

(unaudited)

INTERNATIONAL SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 8.0%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.05%, (Identified Cost $56,262,406)	56,262,406	$56,262,406

TOTAL INVESTMENTS - 100.3% (Identified Cost $641,226,047)		703,431,774
LIABILITIES, LESS OTHER ASSETS - (0.3%)		(2,247,721)

NET ASSETS - 100%		$701,184,053

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT MARCH 31, 2013[4]:
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED DEPRECIATION
04/26/2013	EUR 85,600,000	$109,315,480	$109,746,404	$(430,924)

ADR - America depository Receipt

DVR - Differential Voting Rights

EUR - Euro

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3Rate shown is the current yield as of March 31, 2013.

4The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: Germany 16.9%; Japan 12.5%, United Kingdom 12.5%.

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$641,226,047
Unrealized appreciation	111,842,491
Unrealized depreciation	(49,636,764)

Net unrealized appreciation	$62,205,727

6

Investment Portfolio - March 31, 2013

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$108,565,634	$5,558,127	$103,007,507	$—
Consumer Staples	135,421,506	26,076,012	109,345,494	—
Energy	18,948,085	10,221,460	8,726,625	—
Financials	51,928,122	—	51,928,122	—
Health Care	68,610,394	30,812,374	37,798,020	—
Industrials	114,827,076	16,114,369	98,712,707	—
Information Technology	84,146,543	5,453,000	78,693,543	—
Materials	23,912,520	—	23,912,520	—
Telecommunication Services	35,401,986	18,293,395	17,108,591	—
Utilities	5,407,502	4,411,412	996,090	—
Mutual fund	56,262,406	56,262,406	—	—

Total assets	703,431,774	173,202,555	530,229,219	—

Liabilities:
Other financial instruments*	(430,924)	—	(430,924)	—

Total	$703,000,850	$173,202,555	$529,798,295	$—

* Other financial instruments are derivative instruments not reflected in the investment portfolio, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - March 31, 2013

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS - 93.4%
Consumer Discretionary - 11.9%
Automobiles - 2.8%
Suzuki Motor Corp. (Japan)[1]	3,389,800	$75,969,748
Toyota Motor Corp. (Japan)[1]	2,526,400	130,275,780

		206,245,528

Diversified Consumer Services - 0.5%
Anhanguera Educacional Participacoes S.A. (Brazil)	2,129,900	34,434,657

Hotels, Restaurants & Leisure - 2.3%
Accor S.A. (France)[1]	4,899,120	170,387,603

Internet & Catalog Retail - 0.4%
Ocado Group plc (United Kingdom)*[1]	11,067,360	26,569,877

Media - 3.0%
British Sky Broadcasting Group plc (United Kingdom)[1]	9,011,350	121,121,100
Societe Television Francaise 1 (France)[1,2]	9,213,500	103,365,604

		224,486,704

Multiline Retail - 1.1%
Marks & Spencer Group plc (United Kingdom)[1]	13,974,510	82,871,414

Textiles, Apparel & Luxury Goods - 1.8%
Adidas AG (Germany)[1]	855,670	88,946,538
Burberry Group plc (United Kingdom)[1]	2,189,510	44,326,764

		133,273,302

Total Consumer Discretionary		878,269,085

Consumer Staples - 18.0%
Beverages - 3.3%
Anheuser-Busch InBev N.V. (Belgium)[1]	804,960	80,027,292
Carlsberg A/S - Class B (Denmark)[1]	767,750	74,851,113
SABMiller plc (United Kingdom)[1]	1,605,600	84,689,012

		239,567,417

Food & Staples Retailing - 6.7%
Carrefour S.A. (France)[1]	4,881,840	133,729,844
Distribuidora Internacional de Alimentacion S.A. (Spain)[1]	2,641,760	18,334,909
Koninklijke Ahold N.V. (Netherlands)[1]	5,610,610	86,012,538
Tesco plc (United Kingdom)[1]	43,309,300	251,763,884

		489,841,175

Food Products - 6.9%
Charoen Pokphand Foods PCL (Thailand)[1]	49,975,330	56,402,951
Danone S.A. (France)[1]	3,072,160	213,911,419
Nestle S.A. (Switzerland)[1]	2,188,050	158,359,276
Unilever plc - ADR (United Kingdom)	1,833,250	77,436,480

		506,110,126

1

Investment Portfolio - March 31, 2013

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Consumer Staples (continued)
Personal Products - 1.1%
Beiersdorf AG (Germany)[1]	912,026	$84,293,671

Total Consumer Staples		1,319,812,389

Energy - 16.7%
Energy Equipment & Services - 7.7%
Cie Generale de Geophysique - Veritas (CGG - Veritas) (France)[1]	5,087,030	114,733,400
Petroleum Geo-Services ASA (Norway)[1]	2,414,580	37,453,837
Schlumberger Ltd. (United States)	4,408,680	330,166,045
Trican Well Service Ltd. (Canada)	5,492,310	80,558,566

		562,911,848

Oil, Gas & Consumable Fuels - 9.0%
Cameco Corp. (Canada)	5,802,390	120,573,664
Encana Corp. (Canada)	9,508,660	185,038,524
Petroleo Brasileiro S.A. - ADR (Brazil)	7,771,850	141,059,077
Talisman Energy, Inc. (Canada)	17,790,140	217,506,068

		664,177,333

Total Energy		1,227,089,181

Financials - 3.7%
Commercial Banks - 1.5%
HSBC Holdings plc (United Kingdom)[1]	10,619,200	113,302,936

Insurance - 1.4%
Admiral Group plc (United Kingdom)[1]	4,921,290	99,854,488

Real Estate Investment Trusts (REITS) - 0.8%
Land Securities Group plc (United Kingdom)[1]	4,864,580	61,408,424

Total Financials		274,565,848

Health Care - 8.6%
Health Care Equipment & Supplies - 1.8%
BioMerieux (France)[1]	219,597	20,725,417
GN Store Nord A/S (Denmark)[1]	1,832,180	32,626,526
Mindray Medical International Ltd. - ADR (China)	1,014,241	40,508,785
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	39,112,000	35,438,554

		129,299,282

Health Care Providers & Services - 2.9%
Life Healthcare Group Holdings Ltd. (South Africa)[1]	11,016,850	41,454,113
Sonic Healthcare Ltd. (Australia)[1]	11,677,790	169,920,911

		211,375,024

Life Sciences Tools & Services - 2.0%
Lonza Group AG (Switzerland)[1,2]	1,188,981	77,303,514

2

Investment Portfolio - March 31, 2013

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Health Care (continued)
Life Sciences Tools & Services (continued)
QIAGEN N.V. (Netherlands)*[1]	3,516,240	$73,412,305

		150,715,819

Pharmaceuticals - 1.9%
Novo Nordisk A/S - Class B (Denmark)[1]	858,880	138,436,105

Total Health Care		629,826,230

Industrials - 13.8%
Airlines - 2.6%
Ryanair Holdings plc - ADR (Ireland)	4,655,500	194,506,790

Electrical Equipment - 1.2%
Nexans S.A. (France)[1]	1,217,530	56,017,249
Prysmian S.p.A. (Italy)[1]	1,734,350	35,782,667

		91,799,916

Industrial Conglomerates - 2.7%
Siemens AG (Germany)[1]	1,839,820	198,330,738

Machinery - 3.1%
FANUC Corp. (Japan)[1]	1,255,100	193,248,481
Westport Innovations, Inc. - ADR (Canada)*	1,081,790	31,923,623

		225,172,104

Marine - 1.7%
D/S Norden A/S (Denmark)[1]	594,660	19,173,609
Diana Shipping, Inc. - ADR (Greece)*	2,209,670	23,555,082
Mitsui OSK Lines Ltd. (Japan)*[1]	9,168,058	30,337,903
Nippon Yusen Kabushiki Kaisha (Japan)[1]	12,525,000	32,281,999
Pacific Basin Shipping Ltd. (Hong Kong)[1]	34,197,086	20,367,195

		125,715,788

Professional Services - 1.1%
Adecco S.A. (Switzerland)[1]	1,437,350	78,836,101

Trading Companies & Distributors - 0.9%
Brenntag AG (Germany)[1]	413,320	64,629,836

Transportation Infrastructure - 0.5%
Groupe Eurotunnel S.A. (France)[1]	4,854,990	38,704,499

Total Industrials		1,017,695,772

Information Technology - 7.8%
Internet Software & Services - 1.5%
Tencent Holdings Ltd. (China)[1]	3,461,800	110,724,333

IT Services - 4.3%
Amdocs Ltd. - ADR (United States)	6,136,970	222,465,163
Cap Gemini S.A. (France)[1]	1,127,660	51,387,159

3

Investment Portfolio - March 31, 2013

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Information Technology (continued)
IT Services (continued)
Wirecard AG (Germany)[1]	1,508,100	$41,781,907

		315,634,229

Semiconductors & Semiconductor Equipment - 2.0%
Sumco Corp. (Japan)[1]	1,758,500	20,010,531
Tokyo Electron Ltd. (Japan)[1]	2,906,800	124,016,576

		144,027,107

Total Information Technology		570,385,669

Materials - 9.7%
Chemicals - 4.1%
Johnson Matthey plc (United Kingdom)[1]	3,259,250	114,337,957
Shin-Etsu Chemical Co. Ltd. (Japan)[1]	598,200	39,674,256
Syngenta AG (Switzerland)[1]	267,510	111,941,754
Umicore S.A. (Belgium)[1]	770,320	36,232,742

		302,186,709

Construction Materials - 3.9%
CRH plc (Ireland)[1]	7,556,920	167,239,009
Holcim Ltd. (Switzerland)[1]	1,461,770	116,760,364

		283,999,373

Metals & Mining - 1.7%
Alumina Ltd. (Australia)*[1]	60,863,360	70,665,695
Norsk Hydro ASA (Norway)[1]	13,156,199	57,278,713

		127,944,408

Total Materials		714,130,490

Telecommunication Services - 3.2%
Diversified Telecommunication Services - 3.2%
Telenor ASA (Norway)[1]	8,456,760	186,201,688
Vivendi S.A. (France)[1]	2,462,380	50,941,962

Total Telecommunication Services		237,143,650

TOTAL COMMON STOCKS
(Identified Cost $6,445,745,797)		6,868,918,314

4

Investment Portfolio - March 31, 2013

(unaudited)

WORLD OPPORTUNITIES SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 6.2%
Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.05%,
(Identified Cost $460,434,861)	460,434,861	$460,434,861

TOTAL INVESTMENTS - 99.6%
(Identified Cost $6,906,180,658)		7,329,353,175
OTHER ASSETS, LESS LIABILITIES - 0.4%		25,986,140

NET ASSETS - 100%		$7,355,339,315

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT MARCH 31, 2013[4]:
SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED DEPRECIATION
04/26/2013	EUR 949,000,000	$1,211,920,444	$1,216,697,864	$(4,777,420)

ADR - American Depository Receipt

EUR - Euro

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Affiliated company as defined by the Investment Company Act of 1940.

3Rate shown is the current yield as of March 31, 2013.

4The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 14.7%; France 13.0%.

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$6,922,384,959
Unrealized appreciation	719,287,886
Unrealized depreciation	(312,319,670)

Net unrealized appreciation	$406,968,216

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

Investment Portfolio - March 31, 2013

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$878,269,085	$34,434,657	$843,834,428	$—
Consumer Staples	1,319,812,389	77,436,480	1,242,375,909	—
Energy	1,227,089,181	1,074,901,944	152,187,237	—
Financials	274,565,848	—	274,565,848	—
Health Care	629,826,230	40,508,785	589,317,445	—
Industrials	1,017,695,772	249,985,495	767,710,277	—
Information Technology	570,385,669	222,465,163	347,920,506	—
Materials	714,130,490	—	714,130,490	—
Telecommunication Services	237,143,650	—	237,143,650	—
Mutual fund	460,434,861	460,434,861	—	—

Total assets	7,329,353,175	2,160,167,385	5,169,185,790	—

Liabilities:
Other financial instruments*	(4,777,420)	—	(4,777,420)	—

Total	$7,324,575,755	$2,160,167,385	$5,164,408,370	$—

*Other financial instruments are derivative instruments not reflected in the investment portfolio, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - March 31, 2013

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES - 96.8%
Akron, Recreational Facilities Impt., Prerefunded Balance, G.O. Bond	6.500%	11/1/2015	Aa3	$300,000	$347,412
Akron, Various Purposes Impt., G.O. Bond	4.250%	12/1/2028	AA2	200,000	208,690
Akron, Various Purposes Impt., Series B, G.O. Bond	5.000%	12/1/2031	AA2	300,000	330,129
Allen East Local School District, Prerefunded Balance, G.O. Bond, AMBAC	4.300%	12/1/2017	WR3	285,000	304,255
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1	100,000	113,463
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A1	200,000	233,606
Beaver Local School District, G.O. Bond	4.000%	12/1/2029	Aa2	230,000	241,903
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aa3	10,000	10,539
Brunswick, Limited Tax, Capital Impt., G.O. Bond	4.000%	12/1/2025	Aa2	100,000	109,702
Butler County, Water & Sewer, G.O. Bond	2.500%	12/1/2014	Aa1	100,000	103,447
Canal Winchester Local School District, G.O. Bond, AGM	4.250%	12/1/2027	Aa3	500,000	522,555
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	Aa3	1,355,000	1,490,622
Cincinnati City School District, Construction & Impt., G.O. Bond, FGRNA	5.250%	12/1/2025	Aa2	600,000	764,988
Cincinnati City School District, Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2020	Aa2	315,000	325,004
Cincinnati City School District, Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2024	Aa2	500,000	515,880
Cincinnati City School District, Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2031	Aa2	1,170,000	1,207,159
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2014	Aaa	200,000	215,520
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2018	Aaa	100,000	121,226
Cincinnati Water Systems, Series A, Revenue Bond	4.250%	12/1/2019	Aaa	200,000	236,242
Cincinnati Water Systems, Series A, Revenue Bond	5.000%	12/1/2036	Aaa	400,000	455,448
Cincinnati Water Systems, Water Utility Impt., Series A, Revenue Bond	5.000%	12/1/2037	Aaa	400,000	455,772
Cincinnati, Various Purposes Impt., Series A, G.O. Bond	2.000%	12/1/2014	Aa1	250,000	257,100
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	1.500%	12/1/2014	Aa1	360,000	367,218
Cincinnati, Various Purposes Impt., Series B, G.O. Bond	4.250%	12/1/2026	Aa1	170,000	186,431
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	4.000%	1/1/2014	Aa1	500,000	514,310
Cleveland Department of Public Utilities Division of Water, Series W, Revenue Bond	5.000%	1/1/2016	Aa1	150,000	168,423
Columbus City School District, Facilities Construction & Impt., G.O. Bond	4.500%	12/1/2029	Aa2	500,000	541,680
Columbus City School District, Facilities Construction & Impt., G.O. Bond, AGM	4.250%	12/1/2032	Aa2	500,000	517,580

1

Investment Portfolio - March 31, 2013

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2026	Aa2	$250,000	$270,637
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2032	Aa2	300,000	323,514
Columbus, Limited Tax, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	264,485
Columbus, Limited Tax, Public Impt., Prerefunded Balance, Series 2, G.O. Bond	5.000%	7/1/2019	Aaa	895,000	946,856
Columbus, Public Impt., Series A, G.O. Bond	4.000%	6/1/2013	Aaa	500,000	503,365
Columbus, Series A, G.O. Bond	5.000%	6/15/2013	Aaa	200,000	202,070
Columbus, Various Purposes Impt., Series B, G.O. Bond	5.000%	9/1/2014	Aaa	400,000	427,068
Columbus, Various Purposes Impt., Series D, G.O. Bond	5.000%	12/15/2013	Aaa	100,000	103,445
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	462,976
Delaware County, Public Impt., Series A, G.O. Bond	4.000%	12/1/2015	Aa1	250,000	273,943
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1	200,000	219,154
Eaton Community City School District, G.O. Bond, FGRNA	4.125%	12/1/2026	Aa2	500,000	523,720
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa2	200,000	246,406
Fairview Park City School District, G.O. Bond, NATL	5.000%	12/1/2029	Aa2	315,000	346,818
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa	500,000	576,440
Gahanna, Public Impt., G.O. Bond, NATL	4.250%	12/1/2014	Aa1	100,000	106,434
Green, G.O. Bond	2.000%	12/1/2014	AA2	285,000	292,353
Greene County Water System, Revenue Bond	3.500%	12/1/2026	Aa2	300,000	308,745
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2	100,000	123,616
Greene County, Limited Tax, G.O. Bond	4.500%	12/1/2035	Aa2	415,000	453,213
Hamilton County, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2	200,000	217,742
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2	500,000	618,365
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2032	Aa2	100,000	112,410
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.125%	10/15/2023	Aa3	120,000	132,173
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.625%	10/15/2029	Aa3	100,000	108,540
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2	200,000	217,498
Harrison, Various Purposes Impt., G.O. Bond, AGM	5.250%	12/1/2038	A1	275,000	316,291
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2036	Aa3	450,000	509,292
Ironton City School District, G.O. Bond, NATL	4.250%	12/1/2028	Baa2	500,000	510,725

2

Investment Portfolio - March 31, 2013

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2015	Aa2	$225,000	$243,574
Lakewood City School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2019	Aa2	705,000	763,198
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR3	500,000	515,560
Licking Heights Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.250%	12/1/2023	Aa2	1,140,000	1,206,872
Lima, Sewer Impt., Revenue Bond, AGM	4.300%	12/1/2029	A2	200,000	219,236
Lorain County, Sewer System Impt., G.O. Bond	5.000%	12/1/2039	Aa2	200,000	229,762
Loveland City School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa2	300,000	334,998
Lucas County, Sewer & Water District Impt., G.O. Bond	4.100%	12/1/2027	AA2	100,000	108,942
Mahoning County, Various Purposes Impt., Series B, G.O. Bond, AGC	4.375%	12/1/2035	A3	300,000	322,059
Mahoning Valley Sanitary District, Revenue Bond, AGC	2.125%	12/1/2015	A3	100,000	103,905
Marion, Limited Tax, Various Purposes Impt., Series A, G.O. Bond, AGM	4.300%	12/1/2030	A2	100,000	110,074
Marysville, Sewer & Wastewater, Revenue Bond, AGC, XLCA	4.750%	12/1/2046	A3	180,000	187,466
Marysville, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa3	155,000	156,536
Mason, Limited Tax, Various Purposes Impt., G.O. Bond	4.250%	12/1/2027	Aaa	925,000	987,373
Maumee City School District, Prerefunded Balance, G.O. Bond, AGM	4.600%	12/1/2031	A2	260,000	262,574
Mentor, Public Impt., G.O. Bond	2.000%	12/1/2014	Aa1	200,000	204,540
Miami County, Various Purposes Impt., G.O. Bond	2.000%	12/1/2013	Aa2	300,000	302,622
Miamisburg City School District, G.O. Bond	5.000%	12/1/2033	Aa2	250,000	282,277
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa2	100,000	116,738
Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa2	230,000	271,053
Mount Healthy City School District, G.O. Bond, AGM	5.000%	12/1/2031	A1	200,000	224,714
Muskingum County, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	4.300%	12/1/2028	Aa3	145,000	158,153
North Royalton, Various Purposes Impt., G.O. Bond	5.250%	12/1/2028	Aa2	1,025,000	1,183,465
Northeast Ohio Regional Sewer District, Revenue Bond	5.000%	11/15/2021	Aa1	750,000	933,443
Ohio State Water Development Authority, Fresh Water, Prerefunded Balance, Revenue Bond	5.250%	12/1/2017	AAA[2]	270,000	285,838
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2018	Aaa	100,000	124,340
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa	125,000	162,713
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa	200,000	225,628

3

Investment Portfolio - March 31, 2013

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa	$300,000	$328,839
Ohio State Water Development Authority, Pure Water, Prerefunded Balance, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa	25,000	27,275
Ohio State Water Development Authority, Series A, Revenue Bond	5.000%	6/1/2018	Aaa	100,000	119,967
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond	5.000%	12/1/2023	AAA[2]	575,000	632,552
Ohio State Water Development Authority, Water Utility Impt., Prerefunded Balance, Revenue Bond, NATL	5.000%	12/1/2030	Aa1	180,000	185,816
Ohio State, Conservation Project, Series A, G.O. Bond	5.000%	9/1/2013	Aa1	350,000	357,101
Ohio State, Public Impt., Series A, G.O. Bond	5.000%	2/1/2014	Aa1	250,000	260,022
Ohio State, School Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	6/15/2015	Aa1	300,000	317,268
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1	500,000	626,025
Olentangy Local School District, Series A, G.O. Bond, AGM	4.500%	12/1/2032	Aa1	800,000	842,576
Otsego Local School District, Prerefunded Balance, G.O. Bond, AGM	4.300%	12/1/2016	Aa3	100,000	106,756
Pickerington Local School District, G.O. Bond, NATL	4.250%	12/1/2034	Aa2	230,000	230,375
Princeton City School District, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2030	AA2	200,000	206,490
South Range Local School District, G.O. Bond, XLCA	4.500%	12/1/2035	A2	225,000	231,136
Springboro, Limited Tax, Public Impt., G.O. Bond	3.250%	12/1/2014	Aa1	100,000	104,766
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa1	100,000	119,868
Summit County, Various Purposes Impt., Series R, G.O. Bond, FGRNA	5.500%	12/1/2019	Aa1	100,000	125,596
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2025	Aa2	270,000	306,223
Sylvania, Public Impt., G.O. Bond	2.000%	12/1/2014	AA2	300,000	307,116
Symmes Township, Limited Tax, Parkland Acquisition & Impt., G.O. Bond	5.250%	12/1/2037	Aa1	100,000	116,811
Talawanda School District, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2021	Aa2	200,000	211,268
Tallmadge, G.O. Bond	4.250%	12/1/2030	Aa2	180,000	206,163
Toledo, Limited Tax, Capital Impt., G.O. Bond	3.375%	12/1/2028	A2	200,000	194,358
Twinsburg City School District, G.O. Bond, FGRNA	5.000%	12/1/2018	Aa2	100,000	107,491
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2	235,000	252,446
Wadsworth City School District, G.O. Bond, AGC	5.000%	12/1/2037	AA2	180,000	195,014
Warren, Limited Tax, G.O. Bond, AGM	3.250%	12/1/2032	A1	285,000	286,012
West Chester Township, Public Impt., G.O. Bond, NATL	4.000%	12/1/2013	Aaa	100,000	102,541

4

Investment Portfolio - March 31, 2013

(unaudited)

OHIO TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/SHARES	VALUE

OHIO MUNICIPAL SECURITIES (continued)
Wood County, G.O. Bond	5.400%	12/1/2013	Aa2	$5,000	$5,018

TOTAL MUNICIPAL BONDS (Identified Cost $36,555,182)					37,925,140

SHORT-TERM INVESTMENT - 4.4%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $1,729,070)				1,729,070	1,729,070

TOTAL INVESTMENTS - 101.2% (Identified Cost $38,284,252)					39,654,210
LIABILITIES, LESS OTHER ASSETS - (1.2%)					(484,582)

NET ASSETS - 100%					$39,169,628

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of March 31, 2013, there is no rating available (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: AGM - 19.9%; NATL - 13.5%.

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$38,284,252
Unrealized appreciation	1,428,001
Unrealized depreciation	(58,043)

Net unrealized appreciation	$1,369,958

5

Investment Portfolio - March 31, 2013

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$37,925,140	$—	$37,925,140	$—
Mutual fund	1,729,070	1,729,070	—	—

Total assets	$39,654,210	$1,729,070	$37,925,140	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

6

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS - 94.4%
ALABAMA - 0.2%
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	WR	[2]	$665,000	$669,469

ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	Aa2		500,000	614,835

ARIZONA - 2.0%
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	A	[3]	1,400,000	1,695,554
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bond	4.000%	1/1/2018	Aa1		1,000,000	1,140,560
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1		400,000	498,928
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	1/1/2035	Aa1		1,700,000	1,845,707
Tucson Water Systems, Revenue Bond, NATL	4.000%	7/1/2016	Aa2		1,000,000	1,110,390

						6,291,139

ARKANSAS - 1.0%
Arkansas State, G.O. Bond	4.000%	8/1/2014	Aa1		2,340,000	2,457,936
El Dorado Water & Sewer Revenue, Water Utility Impt., Revenue Bond	3.000%	10/1/2030	A1		870,000	849,555

						3,307,491

COLORADO - 3.1%
Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1		1,500,000	1,861,620
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2		2,435,000	2,995,123
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, AGM	4.375%	8/1/2035	Aa2		1,420,000	1,452,788
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2		1,500,000	1,765,290
Platte River Power Authority, Series GG, Revenue Bond, AGM	5.000%	6/1/2018	Aa2		1,210,000	1,448,225
Southlands Metropolitan District No. 1, Water Utility Impt., Prerefunded Balance, G.O. Bond	7.125%	12/1/2034	AA	[3]	500,000	556,495

						10,079,541

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
DELAWARE - 1.3%
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2014	Aaa		$1,000,000	$1,044,500
Delaware State, Public Impt., G.O. Bond	5.000%	3/1/2015	Aaa		1,710,000	1,863,934
New Castle County, Public Impt., Series A, G.O. Bond	4.250%	7/15/2026	Aaa		1,265,000	1,377,041

						4,285,475

DISTRICT OF COLUMBIA - 1.4%
District of Columbia Water & Sewer Authority, Water Utility Impt., Revenue Bond, AGM	6.000%	10/1/2014	Aa2		1,500,000	1,628,220
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2017	Aa2		2,000,000	2,201,560
District of Columbia, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AMBAC	5.000%	6/1/2022	Aa2		500,000	504,185

						4,333,965

FLORIDA - 6.1%
Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2		1,805,000	1,942,721
Daytona Beach Utility System, Revenue Bond, AGM	5.000%	11/1/2019	A2		1,010,000	1,218,040
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1		2,000,000	2,218,240
Florida State Department of Transportation, Public Impt., Series A, G.O. Bond	4.000%	7/1/2015	Aa1		1,350,000	1,459,147
Florida State Department of Transportation, Series B, G.O. Bond	6.375%	7/1/2014	Aa1		1,000,000	1,076,770
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1		1,545,000	1,906,854
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3		1,500,000	1,829,265
Miami-Dade County, Water & Sewer System, Series C, Revenue Bond, BHAC	5.000%	10/1/2015	Aa1		700,000	776,937
Orlando Utilities Commission, Prerefunded Balance, Revenue Bond	5.250%	10/1/2014	Aa2		650,000	698,899
Orlando Utilities Commission, Revenue Bond	5.000%	10/1/2019	Aa2		740,000	847,751
Orlando Utilities Commission, Series A, Revenue Bond	4.000%	10/1/2017	Aa2		400,000	455,956
Orlando Utilities Commission, Series B, Revenue Bond	5.000%	10/1/2018	Aa2		1,175,000	1,418,918
Palm Beach County, FPL Reclaimed Water Project, Revenue Bond	5.000%	10/1/2040	Aaa		1,020,000	1,143,644
Panama City Beach, Water Utility Impt., Revenue Bond, AGC	5.000%	6/1/2039	AA	[3]	1,000,000	1,091,310
Tampa Bay Water Utility System, Revenue Bond	5.000%	10/1/2038	Aa2		1,000,000	1,124,500

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
FLORIDA (continued)
Winter Park, Water Utility Impt., Revenue Bond	5.000%	12/1/2034	Aa2		$250,000	$274,165

						19,483,117

GEORGIA - 5.4%
Atlanta, Water & Wastewater, Revenue Bond, AGM	5.000%	11/1/2043	A1		1,500,000	1,578,840
Augusta Water & Sewer, Water Utility Impt., Revenue Bond	4.000%	10/1/2028	A1		1,000,000	1,083,050
Catoosa County School District, School Impt., G.O. Bond	4.000%	8/1/2014	AA	[3]	1,000,000	1,050,440
Cobb County, Water Utility Impt., Revenue Bond	4.250%	7/1/2028	Aaa		1,000,000	1,115,500
DeKalb County, Water & Sewer, Series A, Revenue Bond	5.000%	10/1/2035	Aa2		1,000,000	1,019,130
Fulton County Water & Sewer, Revenue Bond	5.000%	1/1/2017	Aa3		1,000,000	1,157,600
Fulton County Water & Sewer, Revenue Bond	5.000%	1/1/2019	Aa3		1,200,000	1,444,800
Fulton County, Water Utility Impt., Prerefunded Balance, Revenue Bond, FGRNA	5.000%	1/1/2035	Aa3		1,000,000	1,036,120
Georgia State, Public Impt., Series D, G.O. Bond	5.000%	7/1/2013	Aaa		1,100,000	1,113,739
Georgia State, Series B, G.O. Bond	5.000%	7/1/2015	Aaa		2,000,000	2,208,520
Gwinnett County Water & Sewerage Authority, Water Utility Impt., Series A, Revenue Bond	4.000%	8/1/2028	Aaa		1,000,000	1,081,340
Madison, Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	WR	[2]	1,000,000	1,027,160
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		1,500,000	1,814,700
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2		500,000	604,900

						17,335,839

HAWAII - 1.7%
Hawaii State, Series DB, G.O. Bond, NATL	5.250%	9/1/2013	Aa2		875,000	893,795
Hawaii State, Series DG, G.O. Bond, AMBAC	5.000%	7/1/2014	Aa2		500,000	529,950
Hawaii State, Series DT, G.O. Bond	5.000%	11/1/2014	Aa2		550,000	591,223
Honolulu County, Sewer Impt., Series A, Revenue Bond, FGRNA	5.000%	7/1/2035	Aa2		500,000	538,135
Honolulu County, Sewer Impt., Series B, Revenue Bond	5.000%	7/1/2020	Aa2		820,000	1,016,661
Honolulu County, Sewer Impt., Series B, Revenue Bond	3.000%	7/1/2024	Aa2		1,000,000	1,040,650
Honolulu County, Water Utility Impt., Prerefunded Balance, G.O. Bond, FGIC	6.000%	12/1/2014	Aa1		750,000	820,530

						5,430,944

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
ILLINOIS - 0.4%
Chicago, Unrefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa3		$350,000	$351,057
Springfield, Electric Light & Power Impt., Revenue Bond, NATL	5.000%	3/1/2035	A3		1,000,000	1,034,860

						1,385,917

INDIANA - 4.1%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A	[3]	1,450,000	1,614,299
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A	[3]	1,015,000	1,077,473
Fort Wayne Sewage Works, Sewer Impt., Series B, Revenue Bond	2.000%	8/1/2022	Aa3		1,125,000	1,096,763
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3		745,000	741,521
Indiana Municipal Power Agency, Series A, Revenue Bond, NATL	5.000%	1/1/2042	A1		1,000,000	1,066,700
Indiana Transportation Finance Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, FGIC	5.250%	6/1/2026	Aa1		1,380,000	1,459,598
Indianapolis Local Public Impt. Bond Bank, Waterworks Project, Series A, Revenue Bond, AGC	5.500%	1/1/2038	A2		1,000,000	1,120,030
Lafayette, Sewer Impt., Revenue Bond	3.000%	1/1/2017	AA	[3]	470,000	507,478
Lafayette, Sewer Impt., Revenue Bond	3.000%	7/1/2018	AA	[3]	475,000	517,679
Plainfield Sewage Works, Series A, Revenue Bond	4.650%	1/1/2027	AA	[3]	645,000	698,090
Shelbyville Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa2		3,000,000	3,280,230

						13,179,861

IOWA - 3.2%
Ankeny, Series B, G.O. Bond	4.000%	6/1/2013	Aa2		1,550,000	1,560,230
Cedar Rapids, Series E, G.O. Bond	3.000%	6/1/2014	Aaa		1,000,000	1,031,730
Des Moines Waterworks Board, Series B, Revenue Bond	3.000%	12/1/2025	Aa1		1,000,000	1,037,410
Des Moines, Public Impt., Series A, G.O. Bond	2.000%	6/1/2013	Aa1		1,000,000	1,003,210
Dubuque, Series D, Revenue Bond	4.000%	6/1/2030	Aa3		470,000	484,941
Indianola Community School District, G.O. Bond, FGRNA	5.200%	6/1/2021	A1		425,000	428,545
Iowa City Community School District, G.O. Bond, AGM	4.000%	6/1/2018	Aaa		425,000	427,444

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
IOWA (continued)
Linn-Mar Community School District, School Impt., Revenue Bond	4.625%	7/1/2029	A2		$1,000,000	$1,138,270
Polk County, Public Impt., Series C, G.O. Bond	4.000%	6/1/2017	Aaa		995,000	1,032,322
Sioux City, Public Impt., Series A, G.O. Bond	2.000%	6/1/2014	Aa1		940,000	957,240
West Des Moines, Series B, G.O. Bond	2.000%	6/1/2014	AAA	[3]	1,000,000	1,021,080

						10,122,422

KANSAS - 1.3%
Johnson County Water District No. 1, Revenue Bond	3.250%	12/1/2030	Aaa		1,000,000	1,003,850
Miami County Unified School District No. 416 Louisburg, Prerefunded Balance, G.O Bond, NATL	5.000%	9/1/2018	Baa2		2,000,000	2,302,740
Topeka Combined Utility Revenue, Series A, Revenue Bond	4.000%	8/1/2019	Aa3		845,000	970,508

						4,277,098

LOUISIANA - 0.6%
Caddo Parish Parishwide School District, Prerefunded Balance, G.O. Bond, NATL	4.350%	3/1/2026	Aa2		660,000	710,602
Caddo Parish Parishwide School District, Prerefunded Balance, G.O. Bond, NATL	4.375%	3/1/2027	Aa2		1,090,000	1,174,093

						1,884,695

MAINE - 0.5%
Falmouth, School Impt., G.O. Bond	2.000%	11/15/2014	Aa1		1,000,000	1,026,270
Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2		570,000	662,163

						1,688,433

MARYLAND - 1.9%
Frederick County, Series C, G.O. Bond	4.000%	12/1/2014	Aa1		1,410,000	1,496,969
Maryland State, Public Impt., Prerefunded Balance, Second Series, G.O. Bond	5.000%	8/1/2015	Aaa		1,000,000	1,016,480
Maryland State, Public Impt., Second Series, G.O. Bond	5.000%	7/15/2014	Aaa		1,000,000	1,061,850
Maryland State, Public Impt., Series A, G.O. Bond	4.000%	8/1/2015	Aaa		500,000	542,340
Maryland State, Public Impt., Series B, G.O. Bond	3.000%	3/15/2015	Aaa		1,000,000	1,052,220
Prince George’s County, Public Impt., Series A, G.O. Bond	4.000%	9/15/2014	Aaa		550,000	580,267
Prince George’s County, School Impt., G.O. Bond	5.500%	10/1/2013	Aaa		400,000	410,880

						6,161,006

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MASSACHUSETTS - 4.3%
Barnstable, G.O. Bond	3.000%	6/15/2013	AAA	[3]	$670,000	$674,013
Boston Water & Sewer Commission, Series A, Revenue Bond	5.000%	11/1/2031	Aa1		1,000,000	1,158,280
Boston, Public Impt., Series A, G.O. Bond	5.000%	1/1/2015	Aaa		500,000	541,180
Commonwealth of Massachusetts, Prerefunded Balance, Series D, G.O. Bond, AGM	5.000%	12/1/2023	Aa1		1,000,000	1,077,360
Commonwealth of Massachusetts, Public Impt., Prerefunded Balance, Series A, G.O. Bond, AGM	5.000%	3/1/2021	Aa1		500,000	544,465
Commonwealth of Massachusetts, Public Impt., Series C, G.O. Bond	5.000%	9/1/2013	Aa1		1,790,000	1,826,641
Commonwealth of Massachusetts, Public Impt., Series D, G.O. Bond, NATL	6.000%	11/1/2013	Aa1		520,000	537,857
Commonwealth of Massachusetts, Series B, G.O. Bond	3.000%	7/1/2013	Aa1		500,000	503,640
Commonwealth of Massachusetts, Series B, G.O. Bond	4.000%	7/1/2013	Aa1		590,000	595,817
Commonwealth of Massachusetts, Series D, G.O. Bond	5.250%	10/1/2014	Aa1		1,000,000	1,075,460
Hanover, Public Impt., G.O. Bond	3.000%	5/15/2015	Aa2		910,000	958,467
Massachusetts Municipal Wholesale Electric Co., Series A, Revenue Bond	5.000%	7/1/2015	A	[3]	500,000	548,855
Massachusetts Water Resources Authority, Series A, Revenue Bond, AGM	4.375%	8/1/2032	Aa1		2,000,000	2,104,960
Natick, School Impt., G.O. Bond	3.000%	6/15/2013	AAA	[3]	1,000,000	1,005,920
Northampton, Public Impt., G.O. Bond	4.000%	12/1/2019	Aa2		665,000	777,717

						13,930,632

MICHIGAN - 0.2%
Detroit City School District, Prerefunded Balance, Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa2		750,000	753,300

MINNESOTA - 1.3%
Hennepin County, Series B, G.O. Bond	4.000%	12/1/2014	Aaa		1,000,000	1,062,550
Minnesota State, Public Impt., Prerefunded Balance, G.O. Bond	5.000%	8/1/2013	Aa1		2,000,000	2,032,820
Minnesota State, Series C, G.O. Bond	5.000%	8/1/2014	Aa1		1,000,000	1,063,790
Western Minnesota Municipal Power Agency, Prerefunded Balance, Revenue Bond	6.625%	1/1/2016	Aaa		95,000	105,173

						4,264,333

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
MISSOURI - 3.0%
Columbia, Electric Light & Power Impt., Series A, Revenue Bond	5.000%	10/1/2013	AA	[3]	$1,000,000	$1,024,060
Columbia, Water Utility Impt., Series A, Revenue Bond	4.125%	10/1/2033	AA	[3]	995,000	1,082,202
Kansas City Sanitary Sewer System, Series A, Revenue Bond	2.000%	1/1/2018	Aa2		2,425,000	2,540,867
Metropolitan St. Louis Sewer District, Series B, Revenue Bond	5.000%	5/1/2033	Aa1		940,000	1,104,133
Missouri Joint Municipal Electric Utility Commission, Series A, Revenue Bond, AMBAC	5.000%	1/1/2021	A3		1,535,000	1,744,451
Missouri State, Series A, G.O. Bond	5.000%	10/1/2014	Aaa		830,000	889,378
Springfield, Electric Light & Power Impt., Revenue Bond, FGRNA	4.750%	8/1/2031	Aa3		1,015,000	1,108,583

						9,493,674

NEBRASKA - 4.9%
Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA	[3]	2,000,000	2,504,780
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2		630,000	744,685
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1		500,000	600,465
Nebraska Public Power District, Series B, Revenue Bond	3.000%	1/1/2016	A1		905,000	965,092
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1		1,000,000	1,209,110
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2018	A1		2,160,000	2,556,058
Omaha Metropolitan Utilities District, Series A, Revenue Bond, AGM	4.375%	12/1/2031	A1		2,640,000	2,741,059
Omaha Public Power District, Series AA, Revenue Bond, FGRNA	4.500%	2/1/2034	Aa2		1,950,000	2,051,927
Omaha Public Power District, Series B, Revenue Bond	3.000%	2/1/2018	Aa1		600,000	656,814
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa1		1,265,000	1,532,687

						15,562,677

NEW HAMPSHIRE - 1.7%
New Hampshire State, Public Impt., Series B, G.O. Bond	5.000%	2/1/2015	Aa1		2,000,000	2,170,600
New Hampshire State, Series A, G.O. Bond	5.000%	7/1/2019	Aa1		600,000	738,276
New Hampshire State, Series A, G.O. Bond, NATL	5.000%	10/15/2014	Aa1		1,500,000	1,609,305

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
NEW HAMPSHIRE (continued)
Portsmouth, Public Impt., G.O. Bond	2.500%	5/15/2015	Aa1	$820,000	$853,513

					5,371,694

NEW MEXICO - 0.3%
New Mexico Finance Authority, Public Project Revolving Fund, Series A-1, Revenue Bond, NATL	3.250%	6/1/2013	Aa1	175,000	175,935
Santa Fe County, Public Impt., G.O. Bond	2.500%	7/1/2013	Aaa	915,000	920,499

					1,096,434

NEW YORK - 1.5%
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1	2,590,000	3,057,987
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	1,000,000	1,043,540
New York State Thruway Authority, Highway Impt., Series H, Revenue Bond, NATL	5.000%	1/1/2017	A1	600,000	689,256

					4,790,783

NORTH CAROLINA - 4.3%
Charlotte, G.O. Bond	5.000%	8/1/2014	Aaa	750,000	797,843
Charlotte, Series B, G.O. Bond	5.000%	6/1/2015	Aaa	1,010,000	1,111,616
Charlotte, Water & Sewer, Revenue Bond	5.000%	12/1/2020	Aaa	1,400,000	1,755,460
Charlotte, Water & Sewer, Revenue Bond	5.000%	7/1/2038	Aaa	1,000,000	1,140,700
Charlotte, Water & Sewer, Series B, Revenue Bond	4.625%	7/1/2039	Aaa	1,000,000	1,101,810
Forsyth County, G.O. Bond	3.000%	3/1/2015	Aaa	1,000,000	1,051,270
Gaston County, School Impt., G.O. Bond, AGM	5.000%	4/1/2014	Aa2	1,000,000	1,047,700
North Carolina Eastern Municipal Power Agency, Series A, Revenue Bond , AGC	5.250%	1/1/2019	A3	1,265,000	1,487,134
North Carolina Municipal Power Agency No. 1 Catawba, Series A, Revenue Bond	5.000%	1/1/2030	A2	1,000,000	1,111,710
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2015	Aaa	2,000,000	2,201,220
Wake County, School Impt., G.O. Bond	5.000%	3/1/2015	Aaa	890,000	969,762

					13,776,225

OHIO - 0.2%
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond	5.250%	2/15/2023	A1	450,000	518,531

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
OKLAHOMA - 1.0%
Oklahoma City Water Utilities Trust, Series B, Revenue Bond	3.000%	7/1/2013	Aa1		$500,000	$503,560
Oklahoma State, Series A, G.O. Bond	4.000%	7/15/2015	Aa2		1,000,000	1,082,430
Tulsa, Public Impt., G.O. Bond	4.000%	12/1/2013	Aa1		1,700,000	1,743,333

						3,329,323

OREGON - 1.2%
Portland Sewer System, Series A, Revenue Bond	5.000%	6/15/2018	Aa2		585,000	701,836
Portland, Water Utility Impt., Series A, Revenue Bond	5.000%	5/1/2034	Aaa		1,000,000	1,153,580
Portland, Water Utility Impt., Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1		550,000	580,470
Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa2		1,015,000	1,268,801

						3,704,687

PENNSYLVANIA - 1.1%
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA	[3]	1,000,000	1,228,970
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	WR	[2]	20,000	24,121
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2022	A1		1,115,000	1,343,742
Plum Boro School District, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	A	[3]	855,000	867,090

						3,463,923

RHODE ISLAND - 0.6%
Narragansett Bay Commission, Sewer Impt., Series A, Revenue Bond, NATL	5.000%	8/1/2035	Baa2		1,000,000	1,072,410
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa2		1,000,000	1,005,930

						2,078,340

SOUTH CAROLINA - 4.9%
Anderson, Water & Sewer Revenue Bond, AGM	5.000%	7/1/2026	Aa3		1,715,000	2,041,570
Charleston County, Transportation Sales Tax, Prerefunded Balance, G.O. Bond	5.000%	11/1/2017	Aaa		1,000,000	1,118,760
Charleston, Water Utility & Capital Impt., Revenue Bond	5.000%	1/1/2022	Aa1		530,000	654,009

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
SOUTH CAROLINA (continued)
South Carolina Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	Aa3		$1,000,000	$1,235,920
South Carolina Public Service Authority, Water Utility Impt., Series A, Revenue Bond, AMBAC	4.250%	1/1/2017	Aa3		1,550,000	1,752,507
South Carolina State Public Service Authority, Public Impt., Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	1/1/2017	Aa3		1,000,000	1,036,270
South Carolina State Public Service Authority, Series A, Revenue Bond	4.000%	12/1/2017	Aa3		1,860,000	2,130,630
South Carolina Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	A1		2,000,000	2,072,500
South Carolina, State Institutional - South Carolina State University, Series B, G.O. Bond	5.250%	4/1/2014	Aaa		1,000,000	1,050,630
Spartanburg Sanitation Sewer District, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	3/1/2032	A1		1,500,000	1,549,590
Sumter, Water Utility Impt., Revenue Bond, XLCA	4.500%	12/1/2032	A1		1,000,000	1,048,070

						15,690,456

SOUTH DAKOTA - 0.2%
Rapid City, Water Utility Impt., Revenue Bond	5.250%	11/1/2039	Aa3		450,000	506,412

TENNESSEE - 5.9%
Clarksville City Water, Sewer and Gas, Revenue Bond	5.000%	2/1/2019	Aa3		2,740,000	3,306,933
Franklin, Water & Sewer, G.O. Bond	5.000%	4/1/2014	Aaa		1,000,000	1,048,120
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2018	Aa2		410,000	470,696
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2019	Aa2		660,000	768,062
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2		685,000	801,498
Memphis, G.O. Bond, AGC	4.000%	4/1/2014	Aa2		2,000,000	2,076,720
Metropolitan Government of Nashville & Davidison County, Series B, Revenue Bond	5.000%	5/15/2016	AA	[3]	400,000	454,272
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	4.000%	1/1/2018	Aa2		445,000	507,549
Metropolitan Government of Nashville & Davidson County, Series B, G.O. Bond	5.000%	1/1/2014	Aa1		1,000,000	1,036,820
Montgomery County, G.O. Bond	4.000%	4/1/2015	AA	[3]	1,000,000	1,069,960
Montgomery County, School Impt., G.O. Bond	2.000%	4/1/2014	AA	[3]	500,000	508,350
Rutherford County, G.O. Bond	5.000%	4/1/2014	Aa1		500,000	523,745
Rutherford County, School Impt., G.O. Bond	3.000%	4/1/2013	Aa1		1,000,000	1,000,230

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
TENNESSEE (continued)
Rutherford County, School Impt., G.O. Bond	4.000%	4/1/2013	Aa1		$1,200,000	$1,200,384
Sumner County, G.O. Bond	5.000%	6/1/2015	Aa2		1,500,000	1,650,645
Tennessee State, Series A, G.O. Bond	4.000%	5/1/2013	Aaa		425,000	426,500
Tennessee State, Series C, G.O. Bond	5.250%	9/1/2013	Aaa		1,500,000	1,532,400
Williamson County, Series A, G.O. Bond	3.000%	3/1/2015	Aaa		550,000	577,979

						18,960,863

TEXAS - 6.7%
Alvin Independent School District, Prerefunded Balance, Series A, G.O. Bond	5.000%	2/15/2022	Aaa		500,000	521,035
Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	A1		1,600,000	1,957,232
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.000%	11/15/2016	A1		600,000	694,758
Collin County, Public Impt., G.O. Bond	2.000%	2/15/2014	Aaa		545,000	553,017
Fort Worth, Water & Sewer, Revenue Bond	5.000%	2/15/2020	Aa1		550,000	677,006
Fort Worth, Water Utility Impt., Series C, Revenue Bond	5.000%	2/15/2014	Aa1		1,595,000	1,661,735
Frisco, Public Impt., G.O. Bond, AGM	5.000%	2/15/2015	Aa1		520,000	564,408
Harris County Flood Control District, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.250%	10/1/2018	Aaa		600,000	643,764
Houston, Public Impt., Series A, G.O. Bond	5.000%	3/1/2015	AA	[3]	1,000,000	1,087,310
Irving, Water Utility Impt., Revenue Bond	4.000%	8/15/2018	Aa1		1,110,000	1,279,164
Lower Colorado River Authority, Series B, Revenue Bond	4.000%	5/15/2018	A1		1,250,000	1,425,037
North East Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.000%	8/1/2022	AAA	[3]	550,000	584,931
North Texas Municipal Water District, Revenue Bond	5.250%	9/1/2020	Aa2		2,000,000	2,536,840
San Antonio, Water System, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa1		1,400,000	1,479,800
San Marcos Consolidated Independent School District, School Impt., Prerefunded Balance, G.O. Bond	5.625%	8/1/2026	Aaa		475,000	508,939
Tarrant Regional Water District, Revenue Bond	5.000%	3/1/2017	AAA	[3]	900,000	1,048,500
Texas State, Series A, G.O. Bond	5.000%	8/1/2015	Aaa		800,000	886,616
Texas Water Development Board, Series B, Prerefunded Balance, Revenue Bond	5.625%	7/15/2014	AAA	[3]	2,000,000	2,139,620
University of Texas, Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa		1,000,000	1,116,050

						21,365,762

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
UTAH - 3.9%
Intermountain Power Agency, Series A, Revenue Bond	5.000%	7/1/2020	A1		$2,000,000	$2,380,620
Mountain Regional Water Special Service District, Prerefunded Balance, Revenue Bond, NATL	5.000%	12/15/2030	Baa2		1,240,000	1,281,800
North Davis County Sewer District, Sewer Impt., Series B, Revenue Bond	2.000%	3/1/2023	AA	[3]	1,030,000	997,081
North Davis County Sewer District, Sewer Impt., Series B, Revenue Bond	2.125%	3/1/2025	AA	[3]	500,000	470,505
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa		1,100,000	1,149,335
Salt Lake City, Water Utility Impt., Revenue Bond	3.250%	2/1/2015	Aa1		400,000	420,364
Salt Lake County, Public Impt., Series A, G.O. Bond	4.000%	12/15/2014	Aaa		400,000	425,728
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2014	Aaa		460,000	487,674
Utah State, Highway Impt., Series A, G.O. Bond	3.000%	7/1/2015	Aaa		500,000	529,895
Utah State, Highway Impt., Series A, G.O. Bond	5.000%	7/1/2015	Aaa		2,500,000	2,761,850
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2013	Aaa		450,000	454,482
Utah State, Public Impt., Series B, G.O. Bond	4.000%	7/1/2015	Aaa		595,000	643,945
Utah State, Series A, G.O. Bond	5.000%	7/1/2014	Aaa		415,000	439,966

						12,443,245

VIRGINIA - 4.7%
Arlington County, Public Impt., Series B, G.O. Bond	4.000%	8/15/2014	Aaa		1,000,000	1,051,980
Chesterfield County, Public Impt., G.O. Bond	3.500%	1/1/2015	Aaa		1,000,000	1,056,070
Commonwealth of Virginia, School Impt., Series A, G.O. Bond	5.000%	6/1/2014	Aaa		2,450,000	2,587,494
Commonwealth of Virginia, Series B, G.O. Bond	5.000%	6/1/2013	Aaa		1,410,000	1,421,943
Fairfax County Water Authority, Revenue Bond	5.000%	4/1/2024	Aaa		1,000,000	1,239,480
Fairfax County Water Authority, Series B, Revenue Bond	4.000%	4/1/2032	Aaa		1,000,000	1,069,310
Fairfax County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.000%	4/1/2017	Aaa		2,000,000	2,145,760
Fairfax County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2014	Aaa		400,000	419,308
Norfolk, Water Utility Impt., Revenue Bond	3.750%	11/1/2040	Aa2		1,000,000	1,017,850
Prince William County, Public Impt., Series A, G.O. Bond	3.000%	8/1/2014	Aaa		1,060,000	1,099,379
Richmond, Public Impt., Series B, G.O. Bond, AGM	5.000%	7/15/2014	Aa2		670,000	711,326
Rivanna Water & Sewer Authority, Water Utility Impt., Series B, Revenue Bond	4.000%	10/1/2023	Aa2		755,000	866,838
Upper Occoquan Sewage Authority, Series B, Revenue Bond	4.500%	7/1/2038	Aa1		470,000	499,126

						15,185,864

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

MUNICIPAL BONDS (continued)
WASHINGTON - 5.3%
Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3		$400,000	$479,592
Everett, Water & Sewer, Revenue Bond	5.000%	12/1/2018	AA	[3]	1,730,000	2,095,082
Everett, Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA	[3]	1,330,000	1,651,328
King County School District No. 411 Issaquah, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa		2,420,000	2,615,560
King County, Sewer Impt., Revenue Bond	5.000%	1/1/2038	Aa2		2,155,000	2,437,564
Pierce County, Sewer Impt., Revenue Bond	3.250%	8/1/2032	Aa3		1,000,000	969,160
Pierce County, Sewer Impt., Revenue Bond	4.000%	8/1/2037	Aa3		1,700,000	1,771,298
Seattle Municipal Light & Power, Series B, Revenue Bond	5.000%	2/1/2017	Aa2		1,000,000	1,161,500
Seattle, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1		2,000,000	2,495,900
Tacoma, Sewer Impt., Revenue Bond, FGRNA	5.125%	12/1/2036	Aa2		1,275,000	1,400,090

						17,077,074

WISCONSIN - 2.5%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A	[3]	1,500,000	1,614,810
Eau Claire, Series B, G.O. Bond, NATL	4.000%	4/1/2015	Aa1		1,195,000	1,280,968
Madison, Water Utility Impt., Series A, Revenue Bond	4.250%	1/1/2030	Aa1		1,000,000	1,069,590
Milwaukee Sewer System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2		470,000	581,912
Northland Pines School District, Prerefunded Balance, G.O. Bond, AGM	5.250%	4/1/2018	Aa3		850,000	892,865
Wilmot Union High School District, Prerefunded Balance, G.O. Bond, AGM	5.500%	3/1/2019	Aa2		500,000	524,395
Wisconsin Public Power, Inc., Series A, Revenue Bond, AMBAC	5.000%	7/1/2035	A1		870,000	941,618
Wisconsin State, Public Impt., Prerefunded Balance, Series E, G.O. Bond, FGIC	5.000%	5/1/2019	Aa2		1,000,000	1,097,040

						8,003,198

WYOMING - 0.3%
Wyoming Municipal Power Agency, Inc., Series A, Revenue Bond	5.375%	1/1/2042	A2		710,000	800,667

TOTAL MUNICIPAL BONDS (Identified Cost $295,992,777)						302,699,344

Investment Portfolio - March 31, 2013

(unaudited)

DIVERSIFIED TAX EXEMPT SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 6.5%

Dreyfus AMT - Free Municipal Reserves - Class R (Identified Cost $20,896,569)	20,896,569	$20,896,569

TOTAL INVESTMENTS - 100.9% (Identified Cost $316,889,346)		323,595,913
LIABILITIES, LESS OTHER ASSETS - (0.9%)		(2,918,658)

NET ASSETS - 100%		$320,677,255

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BHAC (Berkshire Hathaway Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit rating has been withdrawn. As of March 31, 2013, there is no rating available (unaudited).

3Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL - 10.5%.

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$316,889,346
Unrealized appreciation	7,322,772
Unrealized depreciation	(616,205)

Net unrealized appreciation	$6,706,567

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate

Investment Portfolio - March 31, 2013

(unaudited)

that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$302,699,344	$—	$302,699,344	$—
Mutual fund	20,896,569	20,896,569	—	—

Total assets	$323,595,913	$20,896,569	$302,699,344	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

Investment Portfolio - March 31, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS - 91.7%
Albany County, Public Impt., G.O. Bond	4.000%	6/1/2026	Aa3		$500,000	$533,325
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2016	AA	[2]	505,000	584,022
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA	[2]	500,000	604,720
Amherst Central School District, G.O. Bond	2.000%	8/1/2014	Aa3		500,000	510,815
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2		300,000	352,341
Bay Shore Union Free School District, G.O. Bond	4.000%	8/15/2014	Aa2		510,000	533,537
Beacon, Public Impt., Series A, G.O. Bond	4.000%	8/15/2014	Aa3		400,000	417,608
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa1		500,000	508,090
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2014	AAA	[2]	350,000	357,781
Bedford, Public Impt., G.O. Bond	2.000%	6/15/2015	AAA	[2]	275,000	285,332
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2033	AA	[2]	335,000	370,048
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2035	AA	[2]	425,000	468,754
Binghamton, Public Impt., G.O. Bond	4.000%	9/15/2024	A2		505,000	555,293
Briarcliff Manor, Public Impt., Series A, G.O. Bond	2.000%	9/1/2014	Aa2		260,000	266,076
Brookhaven, G.O. Bond, AMBAC	5.000%	6/1/2014	Aa2		200,000	211,492
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1		525,000	578,461
Buffalo, Public Impt., Series A, G.O. Bond	3.000%	4/1/2023	A1		400,000	406,280
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	A1		405,000	417,924
Cayuga County, Public Impt., G.O. Bond, AGM	3.250%	4/1/2026	A1		670,000	692,103
Chautauqua County, Public Impt., G.O. Bond	4.250%	1/15/2027	A	[2]	665,000	717,721
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2		500,000	491,120
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2		250,000	289,497
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2		500,000	576,345
Clarkstown, Public Impt., G.O. Bond	2.000%	10/15/2014	AAA	[2]	675,000	692,732
Cleveland Hill Union Free School District, G.O. Bond, AGM	3.750%	6/15/2025	A2		475,000	517,299
Clifton Park Water Authority, Revenue Bond	4.250%	10/1/2029	A	[2]	250,000	272,207
Connetquot Central School District of Islip, G.O. Bond	4.000%	7/15/2014	Aa2		390,000	408,747
Copiague Union Free School District, G.O. Bond	2.000%	5/1/2015	Aa3		500,000	515,690
Cortland County, Public Impt., G.O. Bond, AGM	3.000%	8/15/2030	AA	[2]	215,000	215,866
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2014	Aa1		235,000	251,739
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2015	Aa1		250,000	278,407
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1		315,000	335,151
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1		360,000	381,186
East Irondequoit Central School District, G.O. Bond	2.250%	6/15/2014	Aa2		580,000	591,664
East Islip Union Free School District, Series A, G.O. Bond	4.000%	6/15/2015	AA	[2]	345,000	370,240
Erie County Water Authority, Revenue Bond	5.000%	12/1/2013	Aa2		400,000	412,748

1

Investment Portfolio - March 31, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Erie County Water Authority, Revenue Bond, NATL	5.000%	12/1/2037	Aa2		$625,000	$672,900
Erie County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2025	A2		200,000	233,432
Erie County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2026	A2		215,000	248,998
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA	[2]	500,000	603,625
Fairport Village, Public Impt., G.O. Bond	2.625%	5/15/2013	AA	[2]	265,000	265,670
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA	[2]	250,000	268,993
Gates Chili Central School District, G.O. Bond	1.000%	6/15/2014	Aa3		460,000	462,351
Greece Central School District, G.O. Bond, AGM	5.000%	6/15/2015	Aa3		500,000	551,085
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3		2,675,000	2,974,145
Greenburgh, Public Impt., G.O. Bond	4.750%	5/15/2014	Aaa		250,000	262,545
Greene County, Public Impt., G.O. Bond	1.500%	3/15/2014	Aa3		505,000	509,681
Greene County, Public Impt., G.O. Bond	3.000%	12/15/2014	Aa3		595,000	618,199
Hauppauge Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa2		585,000	611,477
Haverstraw-Stony Point Central School District, G.O. Bond, AGM	4.500%	10/15/2032	Aa2		2,000,000	2,121,360
Hempstead, Public Impt., G.O. Bond	3.000%	8/15/2032	A	[2]	465,000	456,653
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2013	Aaa		225,000	226,861
Hempstead, Public Impt., Series B, G.O. Bond	2.500%	8/1/2014	Aaa		280,000	289,038
Hewlett-Woodmere Union Free School District, G.O. Bond	3.000%	6/15/2013	Aa1		255,000	256,550
Horseheads Central School District, G.O. Bond	2.000%	6/15/2015	Aa3		540,000	553,300
Huntington, G.O. Bond, AMBAC	5.500%	4/15/2014	Aaa		415,000	438,165
Huntington, Public Impt., G.O. Bond	2.000%	6/15/2014	Aaa		570,000	581,292
Huntington, Public Impt., G.O. Bond	3.000%	7/15/2015	Aaa		925,000	977,660
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2		500,000	508,295
Ithaca City School District, G.O. Bond	3.000%	7/1/2014	AA	[2]	675,000	697,261
Ithaca City School District, G.O. Bond, AGC	3.000%	7/1/2014	A3		330,000	340,883
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A1		200,000	213,610
Johnson City Central School District, Prerefunded Balance, G.O. Bond, FGRNA	4.375%	6/15/2028	A	[2]	1,000,000	1,050,110
Katonah-Lewisboro Union Free School District, Series C, G.O. Bond, FGRNA	5.000%	11/1/2014	Aa2		1,000,000	1,076,960
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	A1		450,000	463,644
Long Beach City School District, G.O. Bond	3.000%	5/1/2014	Aa2		500,000	514,720
Long Island Power Authority, Electric Systems, Prerefunded Balance, Series C, Revenue Bond, CIFG	5.000%	9/1/2015	Aaa		250,000	255,110
Long Island Power Authority, Electric Systems, Series A, Revenue Bond	5.750%	4/1/2039	A3		675,000	798,417
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	A3		1,880,000	1,976,952
Mahopac Central School District, Series A, G.O. Bond	4.000%	6/1/2014	Aa2		945,000	983,528
Mamaroneck Union Free School District, G.O. Bond	3.500%	6/15/2025	Aaa		1,000,000	1,081,860

2

Investment Portfolio - March 31, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Manhasset Union Free School District, G.O. Bond	4.000%	9/15/2014	Aaa		$655,000	$691,274
Marlboro Central School District, G.O. Bond, AGC	4.000%	12/15/2026	AA	[2]	500,000	535,525
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA	[2]	1,000,000	1,114,960
Metropolitan Transportation Authority, Series B, Revenue Bond, AGM	4.500%	11/15/2032	A2		500,000	535,170
Miller Place Union Free School District, G.O. Bond	4.000%	2/15/2027	Aa2		265,000	280,025
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2013	AA	[2]	335,000	335,318
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2014	AA	[2]	225,000	229,797
Minisink Valley Central School District, G.O. Bond	2.500%	4/15/2015	AA	[2]	200,000	206,894
Monroe County Water Authority, Revenue Bond	3.250%	8/1/2013	Aa2		510,000	515,187
Monroe County Water Authority, Revenue Bond	4.250%	8/1/2030	Aa2		405,000	440,628
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2035	Aa2		275,000	298,966
Monroe County, Public Impt., G.O. Bond, AGM	3.000%	6/1/2022	A2		500,000	512,775
Nassau County, Public Impt., Series C, G.O. Bond	4.000%	10/1/2026	A2		1,000,000	1,066,290
Nassau County, Public Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	A2		1,000,000	1,124,370
New Rochelle City School District, G.O. Bond	4.000%	12/15/2014	Aa2		600,000	637,986
New York City Municipal Water Finance Authority, Series AA, Revenue Bond	5.000%	6/15/2021	Aa2		545,000	646,207
New York City Municipal Water Finance Authority, Series BB, Revenue Bond	5.000%	6/15/2013	Aa2		410,000	414,272
New York City Municipal Water Finance Authority, Series BB, Revenue Bond	3.000%	6/15/2013	Aa2		350,000	352,121
New York City Municipal Water Finance Authority, Series C, Revenue Bond	5.000%	6/15/2014	Aa1		250,000	264,617
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa1		1,250,000	1,303,813
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa1		1,000,000	1,053,250
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1		1,000,000	1,180,690
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa1		500,000	523,980
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series EE, Revenue Bond	2.500%	6/15/2014	Aa2		450,000	462,397
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries F-1, Revenue Bond	5.000%	2/1/2019	Aa1		1,500,000	1,810,545
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond	5.250%	2/1/2014	WR	[3]	730,000	759,952

3

Investment Portfolio - March 31, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond	5.250%	2/1/2017	WR	[3]	$1,390,000	$1,448,839
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Public Impt., Series C, Revenue Bond, XLCA	5.000%	2/1/2019	Aaa		1,705,000	1,773,592
New York City Transitional Finance Authority, Prerefunded Balance, Future Tax Secured, Series B, Revenue Bond	5.250%	8/1/2019	WR	[3]	2,705,000	2,751,418
New York City, Prerefunded Balance, Subseries J-1, G.O. Bond	5.000%	8/1/2013	WR	[3]	25,000	25,414
New York City, Public Impt., G.O. Bond, XLCA	5.000%	9/1/2019	Aa2		500,000	553,995
New York City, Public Impt., Prerefunded Balance, Series C, G.O. Bond	5.500%	9/15/2019	Aa3		600,000	614,742
New York City, Public Impt., Prerefunded Balance, Series D, G.O. Bond	5.250%	10/15/2017	Aa2		1,950,000	2,004,035
New York City, Public Impt., Prerefunded Balance, Series J, G.O. Bond	5.500%	6/1/2016	AA	[2]	500,000	504,650
New York City, Public Impt., Prerefunded Balance, Series J, G.O. Bond	5.250%	6/1/2028	Aa2		1,600,000	1,614,176
New York City, Public Impt., Series A, G.O. Bond	5.000%	8/1/2013	Aa2		1,000,000	1,016,550
New York City, Public Impt., Series I, G.O. Bond, NATL	5.000%	8/1/2013	Aa2		500,000	508,275
New York City, Public Impt., Subseries A, G.O. Bond	5.000%	3/1/2015	Aa2		1,000,000	1,088,060
New York City, Series A, G.O. Bond, AGM	5.000%	8/1/2015	Aa2		205,000	227,199
New York City, Series B, G.O. Bond	4.000%	8/1/2013	Aa2		865,000	876,366
New York City, Series D, G.O. Bond	5.250%	8/1/2014	Aa2		1,390,000	1,483,033
New York City, Unrefunded Balance, Subseries J-1, G.O. Bond	5.000%	8/1/2013	Aa2		175,000	177,896
New York Local Government Assistance Corp., Series A, Revenue Bond	5.000%	4/1/2015	AAA	[2]	1,000,000	1,093,510
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa		900,000	1,034,586
New York State Dormitory Authority, Cornell University, Series C, Revenue Bond	5.000%	7/1/2037	Aa1		1,000,000	1,140,030
New York State Dormitory Authority, New York University, Series A, Revenue Bond	5.000%	7/1/2039	Aa3		1,000,000	1,129,910
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.000%	10/1/2025	A1		1,500,000	1,606,425
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.375%	10/1/2030	A1		1,500,000	1,605,945
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.400%	10/1/2030	A2		140,000	150,129
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.750%	10/1/2040	A2		1,360,000	1,470,459

4

Investment Portfolio - March 31, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
New York State Dormitory Authority, University of Rochester, Series A, Revenue Bond	5.125%	7/1/2039	Aa3		$1,000,000	$1,129,010
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa		1,000,000	1,059,940
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aaa		1,500,000	1,597,365
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa		160,000	162,301
New York State Municipal Bond Bank Agency, Subseries A1, Revenue Bond	4.000%	12/15/2014	AA	[2]	250,000	265,027
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.125%	12/15/2029	A	[2]	420,000	444,461
New York State Municipal Bond Bank Agency, Subseries B1, Revenue Bond	4.500%	12/15/2034	A	[2]	215,000	229,614
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2		2,000,000	2,087,080
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, NATL	5.250%	4/1/2015	AA	[2]	300,000	300,129
New York State Thruway Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	3/15/2017	Aa2		260,000	278,086
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2015	AAA	[2]	500,000	545,815
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A1		525,000	597,450
New York State Thruway Authority, Series A, Revenue Bond	5.000%	3/15/2015	AAA	[2]	500,000	545,815
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, AGM	5.250%	1/1/2014	Aa3		175,000	181,706
New York State, Pollution Control, Series A, G.O. Bond	5.000%	2/15/2039	Aa2		1,500,000	1,716,630
New York State, Series C, G.O. Bond	5.000%	4/15/2014	Aa2		645,000	678,514
New York State, Series C, G.O. Bond	5.000%	9/1/2014	Aa2		1,000,000	1,070,140
New York State, Series C, G.O. Bond	4.000%	2/1/2027	Aa2		600,000	655,470
New York State, Transit Impt., Series A, G.O. Bond	4.500%	3/1/2040	Aa2		1,500,000	1,602,915
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3		500,000	512,940
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	A2		610,000	675,246
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	A2		850,000	933,666
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	400,000	468,900
North Hempstead, G.O. Bond	3.000%	5/1/2015	Aa1		375,000	394,965
Olean, Public Impt., G.O. Bond	3.000%	8/1/2030	A1		460,000	464,057

5

Investment Portfolio - March 31, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1		$400,000	$423,632
Onondaga County, Public Impt., Series A, G.O. Bond	3.000%	3/1/2015	Aa1		1,000,000	1,049,830
Onondaga County, Public Impt., Series A, G.O. Bond	4.500%	3/1/2028	Aa1		365,000	401,164
Ontario County, Public Impt., G.O. Bond	3.000%	4/15/2015	Aa1		200,000	209,546
Orange County, Series A, G.O. Bond	5.000%	7/15/2014	Aaa		550,000	583,721
Orange County, Series A, G.O. Bond	5.000%	7/15/2015	Aaa		500,000	552,635
Orangetown, Public Impt., G.O. Bond	3.000%	9/15/2026	Aa2		580,000	610,264
Otsego County, G.O. Bond	4.000%	11/15/2027	Aa3		790,000	867,807
Perinton, Public Impt., G.O. Bond	4.250%	12/15/2031	AA	[2]	175,000	193,018
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1		350,000	409,889
Pittsford Central School District, G.O. Bond	4.000%	10/1/2022	Aa1		600,000	702,306
Pleasantville Union Free School District, G.O. Bond	4.000%	5/1/2015	Aa2		530,000	568,436
Pleasantville Union Free School District, G.O. Bond	4.250%	5/1/2038	Aa2		500,000	520,400
Pleasantville Union Free School District, G.O. Bond	4.375%	5/1/2039	Aa2		500,000	522,405
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 175, Revenue Bond	4.000%	12/1/2026	Aa3		1,000,000	1,096,700
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa3		495,000	554,865
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa3		400,000	427,080
Port Washington Union Free School District, G.O. Bond	3.000%	12/1/2014	Aa1		500,000	523,750
Putnam County, Public Impt., G.O. Bond	2.000%	11/15/2014	Aa2		255,000	261,699
Queensbury Union Free School District, G.O. Bond	4.000%	12/15/2014	Aa2		300,000	318,351
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	A1		435,000	455,280
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	A1		510,000	532,695
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	A1		410,000	429,008
Ravena Coeymans Selkirk Central School District, Prerefunded Balance, G.O. Bond, AGM	4.250%	6/15/2014	Aa3		1,180,000	1,202,066
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3		95,000	116,700
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA	[2]	1,000,000	1,049,020
Sachem Central School District of Holbrook, Prerefunded Balance, G.O. Bond, NATL	5.000%	6/15/2027	Aa2		1,000,000	1,010,030
Saratoga County Water Authority, Water Utility Impt., Revenue Bond	5.000%	9/1/2038	AA	[2]	950,000	1,031,567
Saratoga County, Sewer Impt., Series A, G.O. Bond	4.750%	7/15/2036	Aa1		820,000	889,766
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.200%	7/15/2032	AA	[2]	425,000	443,033
Saratoga County, Sewer Impt., Series B, G.O. Bond	4.250%	7/15/2035	AA	[2]	700,000	727,405
Saratoga Springs City School District, G.O. Bond	4.000%	6/15/2015	AA	[2]	500,000	540,305
Saratoga Springs City School District, Prerefunded Balance, G.O. Bond, AGM	5.000%	6/15/2020	Aa2		200,000	202,070
Scarsdale Union Free School District, G.O. Bond	4.000%	6/1/2015	Aaa		270,000	291,082

6

Investment Portfolio - March 31, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Schenectady County, Series A, G.O. Bond	3.000%	7/15/2013	Aa1		$485,000	$489,074
Schenectady County, Series A, G.O. Bond	2.000%	7/15/2014	Aa1		475,000	485,778
Schroon Lake Central School District, G.O. Bond, AGM	4.000%	6/15/2027	A2		490,000	537,550
Shenendehowa Central School District, G.O. Bond	2.500%	6/15/2014	AA	[2]	280,000	286,160
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA	[2]	475,000	551,470
Skaneateles Central School District, G.O. Bond	2.000%	6/15/2015	AA	[2]	660,000	677,120
Skaneateles Central School District, G.O. Bond	4.000%	6/15/2015	AA	[2]	280,000	300,166
Smithtown Central School District, G.O. Bond	3.000%	8/1/2013	Aa2		255,000	257,374
South Country Central School District at Brookhaven, G.O. Bond, AGM	4.000%	7/15/2027	AA	[2]	750,000	783,458
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGRNA	5.375%	6/15/2018	A1		95,000	96,010
South Huntington Union Free School District, G.O. Bond	2.250%	3/15/2015	Aa1		250,000	259,207
South Orangetown Central School District, G.O. Bond	3.000%	8/1/2015	Aa2		230,000	241,560
Southampton Union Free School District, G.O. Bond	2.500%	6/1/2015	Aaa		950,000	992,902
Southampton, Public Impt., G.O. Bond	2.500%	4/15/2013	Aa1		255,000	255,273
Southampton, Public Impt., G.O. Bond	3.000%	4/15/2014	Aa1		525,000	539,847
Southold, Public Impt., G.O. Bond	2.000%	8/15/2013	Aa2		580,000	583,811
Spencerport Fire District, Public Impt., G.O. Bond, AGC	4.500%	11/15/2031	AA	[2]	290,000	322,979
Spencerport Fire District, Public Impt., G.O. Bond, AGC	4.500%	11/15/2032	AA	[2]	250,000	278,267
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	A	[2]	1,185,000	1,248,279
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	A	[2]	1,000,000	1,051,270
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2024	AA	[2]	450,000	509,499
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa2		1,160,000	1,205,031
Suffolk County Water Authority, Series A, Revenue Bond	4.500%	6/1/2030	AA	[2]	640,000	698,246
Suffolk County Water Authority, Series A, Revenue Bond, NATL	4.500%	6/1/2032	Baa2		1,000,000	1,054,790
Suffolk County, Public Impt., Series B, G.O. Bond	3.000%	10/15/2014	A1		2,000,000	2,066,700
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A1		600,000	620,538
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A1		600,000	619,224
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.250%	1/15/2030	Aa2		215,000	222,972
Tarrytowns Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aa2		1,090,000	1,130,177

7

Investment Portfolio - March 31, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	COUPON RATE	MATURITY DATE	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

NEW YORK MUNICIPAL BONDS (continued)
Three Village Central School District Brookhaven & Smithtown, G.O. Bond	3.500%	5/1/2015	Aa2		$1,000,000	$1,063,640
Tompkins County, Public Impt., G.O. Bond	4.250%	12/15/2032	Aa1		300,000	308,847
Tompkins County, Series A, G.O. Bond, NATL	5.250%	2/15/2015	Aa1		315,000	328,923
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA	[2]	300,000	334,620
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series B, Revenue Bond	5.000%	1/1/2014	AA	[2]	900,000	932,571
Triborough Bridge & Tunnel Authority, Revenue Bond	5.000%	11/15/2018	Aa3		490,000	593,424
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3		1,000,000	1,240,320
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2038	Aa3		900,000	1,019,961
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	A	[2]	605,000	631,862
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	A	[2]	865,000	930,740
Victor Central School District, G.O. Bond	4.000%	6/15/2014	Aa2		290,000	301,809
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA	[2]	500,000	626,635
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA	[2]	500,000	561,970
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2		295,000	319,458
Webster Central School District, Series A, G.O. Bond	2.000%	10/15/2014	AA	[2]	325,000	332,010
Webster Central School District, Series B, G.O. Bond	2.000%	10/15/2014	AA	[2]	410,000	418,844
Westchester County, Public Impt., Prerefunded Balance, Series B, G.O. Bond	3.700%	12/15/2015	Aaa		1,000,000	1,025,190
Westchester County, Public Impt., Series A, G.O. Bond	3.000%	1/15/2015	Aaa		500,000	524,235
Westchester County, Series C, G.O. Bond	5.000%	11/1/2013	Aaa		200,000	205,738
White Plains City School District, Series B, G.O. Bond	4.650%	5/15/2031	Aa2		685,000	761,905
White Plains, Public Impt., Series A, G.O. Bond	2.750%	9/15/2023	Aa1		330,000	347,407
William Floyd Union Free School District of the Mastics-Moriches-Shirley, G.O. Bond	2.250%	12/15/2014	AA	[2]	400,000	411,692
Yorktown Central School District, G.O. Bond	4.000%	3/1/2025	AA	[2]	370,000	402,168

TOTAL MUNICIPAL BONDS
(Identified Cost $147,863,854)						153,617,402

8

Investment Portfolio - March 31, 2013

(unaudited)

NEW YORK TAX EXEMPT SERIES	SHARES	VALUE
SHORT-TERM INVESTMENT - 8.3%
Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $ 13,869,546)	13,869,546	$13,869,546

TOTAL INVESTMENTS - 100.0%
(Identified Cost $ 161,733,400)		167,486,948
LIABILITIES, LESS OTHER ASSETS - 0.0%*		(33,513)

NET ASSETS - 100%		$167,453,435

KEY:

G.O. Bond—General Obligation Bond

Impt.—Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

*Less than 0.1%.

1 Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3 Credit rating has been withdrawn. As of March 31, 2013, there is no rating available (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies: NATL—13.2%; AGM - 10.8%.

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$161,733,400
Unrealized appreciation	5,874,240
Unrealized depreciation	(120,692)

Net unrealized appreciation	$5,753,548

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate

9

Investment Portfolio - March 31, 2013

(unaudited)

that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$153,617,402	$—	$153,617,402	$—
Mutual fund	13,869,546	13,869,546	—	—

Total assets	$167,486,948	$13,869,546	$153,617,402	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

10

Investment Portfolio - March 31, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 83.6%

Convertible Corporate Bonds - 0.7%
Health Care - 0.0%*
Health Care Equipment & Supplies - 0.0%*
Medtronic, Inc., Series B, 1.625%, 4/15/2013	WR	[2]	$ 120,000	$120,000

Information Technology - 0.7%
Computers & Peripherals - 0.7%
EMC Corp., Series B, 1.75%, 12/1/2013	A	[3]	870,000	1,298,475

Total Convertible Corporate Bonds (Identified Cost $1,451,479)				1,418,475

Non-Convertible Corporate Bonds - 82.9%
Consumer Discretionary - 9.8%
Hotels, Restaurants & Leisure - 2.0%
International Game Technology, 7.50%, 6/15/2019	Baa2		2,000,000	2,387,510
Yum! Brands, Inc., 3.875%, 11/1/2020	Baa3		1,250,000	1,335,955

				3,723,465

Household Durables - 2.9%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3		1,345,000	1,492,354
NVR, Inc., 3.95%, 9/15/2022	Baa2		1,775,000	1,822,055
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3		2,000,000	2,106,538

				5,420,947

Media - 3.5%
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		1,280,000	1,463,304
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		1,275,000	1,472,546
NBCUniversal Media LLC, 5.15%, 4/30/2020	A3		1,540,000	1,825,148
Time Warner, Inc., 4.75%, 3/29/2021	Baa2		1,110,000	1,256,426
The Walt Disney Co., 5.50%, 3/15/2019	A2		500,000	603,781

				6,621,205

Multiline Retail - 0.6%
Target Corp., 6.00%, 1/15/2018	A2		670,000	816,784
Target Corp., 3.875%, 7/15/2020	A2		335,000	375,943

				1,192,727

Specialty Retail - 0.5%
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A3		745,000	896,438

Textiles, Apparel & Luxury Goods - 0.3%
VF Corp., 5.95%, 11/1/2017	A3		485,000	577,408

Total Consumer Discretionary				18,432,190

Consumer Staples - 1.5%
Beverages - 0.6%
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3		775,000	1,031,842

1

Investment Portfolio - March 31, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products - 0.9%
Grupo Bimbo S.A.B. de C.V. (Mexico)[4] , 4.875%, 6/30/2020	Baa2	$500,000	$561,667
Kraft Foods Group, Inc., 6.125%, 8/23/2018	Baa2	417,000	507,187
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3	650,000	707,281

			1,776,135

Total Consumer Staples			2,807,977

Energy - 6.5%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	885,000	1,161,331
Schlumberger Oilfield plc[4] , 4.20%, 1/15/2021	A1	1,465,000	1,653,487
Weatherford International Ltd., 9.625%, 3/1/2019	Baa2	1,415,000	1,848,062

			4,662,880

Oil, Gas & Consumable Fuels - 4.0%
Apache Corp., 6.90%, 9/15/2018	A3	630,000	792,159
EOG Resources, Inc., 2.625%, 3/15/2023	A3	775,000	765,346
Petrobras International Finance Co. (Brazil), 5.375%, 1/27/2021	A3	2,000,000	2,157,986
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019	Aa1	3,295,000	3,816,638

			7,532,129

Total Energy			12,195,009

Financials - 40.3%
Capital Markets - 12.8%
The Charles Schwab Corp., 4.45%, 7/22/2020	A2	1,320,000	1,509,837
Credit Suisse AG (Switzerland)[4] , 2.60%, 5/27/2016	Aaa	1,205,000	1,270,246
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3	1,555,000	1,832,361
The Goldman Sachs Group, Inc., 7.50%, 2/15/2019	A3	1,100,000	1,376,173
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	935,000	1,065,245
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	A3	1,150,000	1,303,029
Jefferies Group, Inc., 5.125%, 4/13/2018	Baa3	1,000,000	1,090,000
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa3	3,245,000	4,039,733
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	Baa2	1,200,000	1,448,424
Merrill Lynch & Co., Inc., 6.875%, 11/15/2018	Baa2	1,000,000	1,227,600
Morgan Stanley, 5.55%, 4/27/2017	Baa1	1,727,000	1,952,648
Morgan Stanley, 7.30%, 5/13/2019	Baa1	3,120,000	3,860,934
Morgan Stanley, 4.875%, 11/1/2022	Baa2	1,800,000	1,908,202

			23,884,432

Commercial Banks - 5.5%
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	Baa2	930,000	909,115
Intesa Sanpaolo S.p.A. (Italy)[4] , 6.50%, 2/24/2021	Baa2	945,000	973,737
KeyBank National Association, 5.45%, 3/3/2016	Baa1	1,050,000	1,177,399
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	1,480,000	1,795,065

2

Investment Portfolio - March 31, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
National City Corp., 6.875%, 5/15/2019	Baa1	$1,445,000	$1,788,972
PNC Bank National Association, 5.25%, 1/15/2017	A3	880,000	1,003,178
Royal Bank of Canada (Canada), 1.20%, 9/19/2017	Aaa	445,000	446,448
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2	750,000	802,031
Wells Fargo & Co., Series M, 3.45%, 2/13/2023	A3	910,000	916,115
Westpac Banking Corp. (Australia)[4] , 1.25%, 12/15/2017	Aaa	430,000	429,742

			10,241,802

Consumer Finance - 1.7%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	1,095,000	1,405,371
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	262,882
John Deere Capital Corp., 5.75%, 9/10/2018	A2	1,245,000	1,516,223

			3,184,476

Diversified Financial Services - 7.1%
Bank of America Corp., 3.30%, 1/11/2023	Baa2	435,000	428,936
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A2	2,935,000	3,647,524
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	3,401,000	4,530,975
Citigroup, Inc., 4.05%, 7/30/2022	Baa3	910,000	940,051
CME Group, Inc., 3.00%, 9/15/2022	Aa3	1,720,000	1,735,674
General Electric Capital Corp., 5.625%, 5/1/2018	A1	1,440,000	1,704,197
General Electric Capital Corp., 5.50%, 1/8/2020	A1	320,000	379,189

			13,366,546

Insurance - 6.1%
American International Group, Inc., 4.875%, 6/1/2022	Baa1	2,450,000	2,771,658
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	1,575,000	1,786,118
First American Financial Corp., 4.30%, 2/1/2023	Baa3	915,000	952,262
Genworth Financial, Inc., 7.625%, 9/24/2021	Baa3	2,285,000	2,752,202
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	1,980,000	2,283,823
ING US, Inc. (Netherlands)[4] , 2.90%, 2/15/2018	Baa3	950,000	963,582

			11,509,645

Real Estate Investment Trusts (REITS) - 7.1%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3	470,000	472,728
American Tower Trust I4 , 1.551%, 3/15/2018	Aaa	465,000	466,808
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	740,000	785,620
Boston Properties LP, 5.875%, 10/15/2019	Baa2	935,000	1,125,052
Boston Properties LP, 5.625%, 11/15/2020	Baa2	300,000	355,747
Camden Property Trust, 5.70%, 5/15/2017	Baa1	780,000	891,658
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,305,000	1,486,700
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	45,000	49,899

3

Investment Portfolio - March 31, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
HCP, Inc., 6.70%, 1/30/2018	Baa1	$1,315,000	$1,596,189
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	375,000	427,284
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	990,000	1,100,627
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	Baa3	430,000	431,681
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	735,000	925,968
Simon Property Group LP, 10.35%, 4/1/2019	A3	990,000	1,428,708
UDR, Inc., 4.625%, 1/10/2022	Baa2	1,600,000	1,757,685

			13,302,354

Total Financials			75,489,255

Health Care - 1.4%
Biotechnology - 0.2%
Amgen, Inc., 3.45%, 10/1/2020	Baa1	370,000	395,742

Health Care Providers & Services - 1.2%
UnitedHealth Group, Inc., 4.70%, 2/15/2021	A3	1,000,000	1,147,813
UnitedHealth Group, Inc., 2.75%, 2/15/2023	A3	1,000,000	986,428

			2,134,241

Total Health Care			2,529,983

Industrials - 7.0%
Aerospace & Defense - 2.3%
The Boeing Co., 6.00%, 3/15/2019	A2	870,000	1,074,461
Honeywell International, Inc., 5.30%, 3/1/2018	A2	690,000	820,709
Textron, Inc., 4.625%, 9/21/2016	Baa3	900,000	987,170
Textron, Inc., 7.25%, 10/1/2019	Baa3	1,245,000	1,507,603

			4,389,943

Air Freight & Logistics - 0.6%
FedEx Corp., 8.00%, 1/15/2019	Baa1	790,000	1,037,259

Airlines - 0.5%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	910,000	961,690

Commercial Services & Supplies - 0.6%
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	830,000	1,050,699

Industrial Conglomerates - 0.8%
General Electric Co., 5.25%, 12/6/2017	Aa3	370,000	433,414
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	Baa2	975,000	1,082,502

			1,515,916

Machinery - 0.8%
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	650,000	725,858

4

Investment Portfolio - March 31, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery (continued)
Kennametal, Inc., 3.875%, 2/15/2022	Baa2	$840,000	$872,195

			1,598,053

Road & Rail - 1.4%
JB Hunt Transport Services, Inc., 3.375%, 9/15/2015	Baa2	795,000	825,922
Union Pacific Corp., 5.65%, 5/1/2017	Baa1	705,000	822,280
Union Pacific Corp., 2.95%, 1/15/2023	Baa1	900,000	921,922

			2,570,124

Total Industrials			13,123,684

Information Technology - 4.3%
Computers & Peripherals - 1.0%
Hewlett-Packard Co., 2.125%, 9/13/2015	Baa1	1,850,000	1,875,591

Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc., 6.625%, 5/15/2019	A3	650,000	809,322
Corning, Inc., 4.25%, 8/15/2020	A3	500,000	555,362

			1,364,684

IT Services - 0.6%
The Western Union Co., 5.253%, 4/1/2020	Baa1	945,000	1,012,514

Office Electronics - 0.6%
Xerox Corp.[5] , 1.68%, 9/13/2013	Baa2	1,100,000	1,104,244

Software - 1.4%
Autodesk, Inc., 3.60%, 12/15/2022	Baa2	1,825,000	1,830,940
Oracle Corp., 5.00%, 7/8/2019	A1	700,000	831,881

			2,662,821

Total Information Technology			8,019,854

Materials - 8.1%
Chemicals - 0.5%
Eastman Chemical Co., 3.60%, 8/15/2022	Baa2	855,000	888,104

Metals & Mining - 6.3%
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	1,625,000	1,816,711
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	2,445,000	3,092,837
Carpenter Technology Corp., 4.45%, 3/1/2023	Baa3	1,000,000	1,026,961
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	850,000	906,796
Freeport-McMoRan Copper & Gold, Inc.[4] , 2.375%, 3/15/2018	Baa3	650,000	652,716
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	Baa3	840,000	834,967
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	2,505,000	2,638,932
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	845,000	865,497

			11,835,417

5

Investment Portfolio - March 31, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 1.3%
International Paper Co., 7.50%, 8/15/2021	Baa3	$1,885,000	$2,467,814

Total Materials			15,191,335

Telecommunication Services - 1.4%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc., 8.75%, 11/1/2018	A3	373,000	501,622

Wireless Telecommunication Services - 1.1%
Crown Castle Towers LLC[4] , 6.113%, 1/15/2020	A2	745,000	911,431
Crown Castle Towers LLC[4] , 4.883%, 8/15/2020	A2	250,000	287,755
SBA Tower Trust[4] , 5.101%, 4/17/2017	A2	375,000	421,780
SBA Tower Trust[4] , 2.933%, 12/15/2017	A2	430,000	449,053

			2,070,019

Total Telecommunication Services			2,571,641

Utilities - 2.6%
Electric Utilities - 1.1%
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	855,000	1,041,165
System Energy Resources, Inc., 4.10%, 4/1/2023	Baa1	885,000	909,949

Gas Utilities - 0.5%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa1	1,000,000	1,013,845

Independent Power Producers & Energy Traders - 1.0%
Exelon Generation Co. LLC, 6.20%, 10/1/2017	Baa2	350,000	410,336
Exelon Generation Co. LLC, 5.20%, 10/1/2019	Baa2	550,000	622,480
Exelon Generation Co. LLC, 4.00%, 10/1/2020	Baa2	865,000	913,208

			1,946,024

Total Utilities			4,910,983

Total Non-Convertible Corporate Bonds (Identified Cost $ 142,999,712)			155,271,911

TOTAL CORPORATE BONDS (Identified Cost $ 144,451,191)			156,690,386

PREFERRED STOCKS - 2.9%

Financials - 2.9%
Commercial Banks - 1.5%
BB&T Corp., Series D (non-cumulative), 5.85%	Baa2	34,120	894,627
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	Baa3	35,125	894,634
U.S. Bancorp., Series F (non-cumulative), 6.50%[6]	Baa1	32,800	979,408

			2,768,669

Diversified Financial Services - 0.5%
JPMorgan Chase & Co., Series P (non-cumulative), 5.45%	Ba1	36,600	918,294

6

Investment Portfolio - March 31, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		SHARES/ PRINCIPAL AMOUNT	VALUE
PREFERRED STOCKS (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) - 0.9%
Boston Properties, Inc., Series F, 5.25%	Baa3		37,750	$946,109
Public Storage, Series Q, 6.50%	A3		29,910	820,730

				1,766,839

TOTAL PREFERRED STOCKS (Identified Cost $5,147,450)				5,453,802

ASSET-BACKED SECURITIES - 0.7%
FDIC Trust, Series 2011-R1, Class A4 , 2.672%, 7/25/2026	WR	[2]	$182,804	189,344
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[4] , 5.29%, 3/25/2016	Aaa		370,000	399,471
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[4] , 3.74%, 2/25/2017	Aaa		595,000	638,708

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,147,659)				1,227,523

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.7%
Americold LLC Trust, Series 2010-ARTA, Class A1[4] , 3.847%, 1/14/2029	AAA	[3]	82,323	88,118
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A4 , 2.959%, 12/10/2030	AAA	[3]	215,000	217,115
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[5] , 5.919%, 5/10/2045	AAA	[3]	200,000	225,263
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		100,000	112,382
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		160,000	172,889
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[5] , 5.91%, 9/11/2038	Aaa		200,000	225,610
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[3]	300,000	338,464
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[4] , 3.759%, 4/15/2044	Aaa		60,000	64,137
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[5] , 5.392%, 7/15/2044	Aaa		280,000	306,172
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[4] , 3.156%, 7/10/2046	Aaa		241,323	253,022
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	Aaa		300,000	302,191
Commercial Mortgage Trust, Series 2006-GG7, Class A4[5] , 6.06%, 7/10/2038	Aaa		415,000	468,522
Credit Suisse Mortgage Capital Certificates, Series 2013-TH1, Class A1[4,5] , 2.13%, 2/25/2043	AAA	[3]	454,219	451,382

7

Investment Portfolio - March 31, 2013

(unaudited)

CORE BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Extended Stay America Trust, Series 2013-ESH7, Class A27[4] , 2.958%, 12/5/2031	Aaa		$455,000	$460,178
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	WR	[2]	400,000	399,012
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR	[2]	380,000	383,943
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR	[2]	420,000	427,713
FREMF Mortgage Trust, Series 2011-K701, Class B4,5 , 4.435%, 7/25/2048	A	[3]	160,000	172,458
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[5] , 5.472%, 1/12/2043	Aaa		650,000	712,809
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[5] , 5.368%, 12/15/2044	Aaa		325,000	356,228
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[5] , 6.059%, 4/15/2045	Aaa		435,000	492,781
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[4] , 4.07%, 11/15/2043	AAA	[3]	200,000	222,335
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[4,5] , 3.00%, 3/1/2043	WR	[2]	455,000	465,703
LSTAR Commercial Mortgage Trust, Series 2011-1, Class A4 , 3.913%, 6/25/2043	Aaa		41,821	43,299
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 Class A4, 3.176%, 8/15/2045	Aaa		430,000	447,319
Motel 6 Trust, Series 2012-MTL6, Class A2[4] , 1.948%, 10/5/2025	AAA	[3]	300,000	300,672
OBP Depositor LLC Trust, Series 2010-OBP, Class A4 , 4.646%, 7/15/2045	AAA	[3]	100,000	115,080
Sequoia Mortgage Trust, Series 2011-2, Class A1[5] , 3.90%, 9/25/2041	WR	[2]	486,767	493,055
Sequoia Mortgage Trust, Series 2013-2, Class A1[5] , 1.874%, 2/25/2043	AAA	[3]	415,473	415,448
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX4 , 4.004%, 9/13/2028	AAA	[3]	245,000	271,885
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[5] , 5.414%, 10/15/2044	Aaa		131,510	143,514
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5] , 6.011%, 6/15/2045	Aaa		280,000	318,699
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[4] , 4.393%, 11/15/2043	Aaa		275,000	310,877
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	Aaa		545,000	552,686

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $10,479,606)				10,730,961

8

Investment Portfolio - March 31, 2013

(unaudited)

CORE BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES - 3.8%

Mortgage-Backed Securities - 3.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021	$852,242	$933,197
Fannie Mae, Pool #995233, 5.50%, 10/1/2021	64,835	70,993
Fannie Mae, Pool #888017, 6.00%, 11/1/2021	77,437	85,018
Fannie Mae, Pool #995329, 5.50%, 12/1/2021	551,987	604,420
Fannie Mae, Pool #888136, 6.00%, 12/1/2021	100,826	110,695
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	949,627	1,039,833
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	58,467	64,020
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	1,205,860	1,322,439
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040	878,155	962,713
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	320,363	346,540
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	95,176	104,537
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	70,335	77,254
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	55,129	60,828
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	96,830	107,332
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037	153,003	167,287
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038	43,546	47,162
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	77,665	84,333
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	490,724	536,537
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	318,561	348,301

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $6,910,294)		7,073,439

SHORT-TERM INVESTMENT - 1.8%

Dreyfus Cash Management, Inc. - Institutional Shares[7] , 0.05%, (Identified Cost $3,380,545)	3,380,545	3,380,545

TOTAL INVESTMENTS - 98.5% (Identified Cost $171,516,745)		184,556,656
OTHER ASSETS, LESS LIABILITIES - 1.5%		2,804,359

NET ASSETS - 100%		$187,361,015

*Less than 0.1%.

1Credit ratings from Moody’s (unaudited).

2Credit rating has been withdrawn. As of March 31, 2013, there is no rating available (unaudited).

3Credit ratings from S&P (unaudited).

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $13,705,788, or 7.3%, of the Series’ net assets as of March 31, 2013.

5The coupon rate is floating and is the effective rate as of March 31, 2013.

6The rate shown is a fixed rate as of March 31, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

7Rate shown is the current yield as of March 31, 2013.

9

Investment Portfolio - March 31, 2013

(unaudited)

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$171,516,745
Unrealized appreciation	13,242,876
Unrealized depreciation	(202,965)

Net unrealized appreciation	$13,039,911

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$5,453,802	$5,453,802	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	7,073,439	—	7,073,439	—
Corporate debt:
Consumer Discretionary	18,432,190	—	18,432,190	—
Consumer Staples	2,807,977	—	2,807,977	—
Energy	12,195,009	—	12,195,009	—
Financials	75,489,255	—	75,489,255	—
Health Care	2,529,983	—	2,529,983	—
Industrials	13,123,684	—	13,123,684	—
Information Technology	8,019,854	—	8,019,854	—
Materials	15,191,335	—	15,191,335	—
Telecommunication Services	2,571,641	—	2,571,641	—
Utilities	4,910,983	—	4,910,983	—
Convertible corporate debt:
Health Care	120,000	—	120,000	—
Information Technology	1,298,475	—	1,298,475	—
Asset-backed securities	1,227,523	—	1,227,523	—
Commercial mortgage-backed securities	10,730,961	—	10,730,961	—
Mutual fund	3,380,545	3,380,545	—	—

Total assets	$184,556,656	$8,834,347	$175,722,309	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

10

Investment Portfolio - March 31, 2013

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

11

Investment Portfolio - March 31, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 82.2%

Convertible Corporate Bonds - 1.0%

Financials - 0.4%
Real Estate Investment Trusts (REITS) - 0.4%
BioMed Realty LP2 , 3.75%, 1/15/2030	WR	[3]	$2,375,000	$2,995,469

Health Care - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc., 3.00%, 5/15/2016	CCC	[4]	655,000	643,536

Information Technology - 0.4%
Computers & Peripherals - 0.4%
EMC Corp., Series B, 1.75%, 12/1/2013	A	[4]	1,685,000	2,514,863

Materials - 0.1%
Containers & Packaging - 0.1%
Owens-Brockway Glass Container, Inc.[2] , 3.00%, 6/1/2015	Ba3		750,000	754,219

Total Convertible Corporate Bonds (Identified Cost $6,218,994)				6,908,087

Non-Convertible Corporate Bonds - 81.2%
Consumer Discretionary - 12.1%
Auto Components - 0.1%
Exide Technologies, 8.625%, 2/1/2018	B3		435,000	373,556
UCI International, Inc., 8.625%, 2/15/2019	B3		435,000	450,225

				823,781

Hotels, Restaurants & Leisure - 1.9%
Choice Hotels International, Inc., 5.70%, 8/28/2020	Baa3		730,000	801,175
International Game Technology, 7.50%, 6/15/2019	Baa2		6,755,000	8,063,815
Yum! Brands, Inc., 3.875%, 11/1/2020	Baa3		3,295,000	3,521,577

				12,386,567

Household Durables - 2.0%
NVR, Inc., 3.95%, 9/15/2022	Baa2		6,225,000	6,390,025
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3		6,250,000	6,582,931
Weekley Homes LLC - Weekley Finance Corp.[2] , 6.00%, 2/1/2023	B2		345,000	355,350

				13,328,306

Internet & Catalog Retail - 0.1%
Netflix, Inc.[2] , 5.375%, 2/1/2021	Ba3		345,000	342,413

Media - 4.7%
CCO Holdings LLC - CCO Holdings Capital Corp.[2] , 5.25%, 3/15/2021	B1		575,000	571,406
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2		4,710,000	5,384,500
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2		4,875,000	5,630,323
Nara Cable Funding Ltd. (Spain)[2] , 8.875%, 12/1/2018	B1		480,000	502,800
NBCUniversal Media LLC, 5.15%, 4/30/2020	A3		5,510,000	6,530,237
Sirius XM Radio, Inc.[2] , 8.75%, 4/1/2015	B1		350,000	389,375

1

Investment Portfolio - March 31, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Sirius XM Radio, Inc.[2] , 5.25%, 8/15/2022	B1	$345,000	$352,763
Time Warner, Inc., 3.15%, 7/15/2015	Baa2	3,000,000	3,159,456
Time Warner, Inc., 4.75%, 3/29/2021	Baa2	4,110,000	4,652,171
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[2] , 5.50%, 1/15/2023	Ba3	380,000	390,450
Virgin Media Finance plc (United Kingdom), 4.875%, 2/15/2022	Ba2	375,000	379,687
Virgin Media Secured Finance plc (United Kingdom), 5.25%, 1/15/2021	Baa3	360,000	376,991
The Walt Disney Co., 1.35%, 8/16/2016	A2	3,000,000	3,057,354

			31,377,513

Multiline Retail - 0.6%
Target Corp., 6.00%, 1/15/2018	A2	3,225,000	3,931,533

Specialty Retail - 2.1%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	Baa3	1,650,000	1,696,017
Dufry Finance SCA (Switzerland)[2] , 5.50%, 10/15/2020	Ba3	365,000	378,700
The Home Depot, Inc., 5.40%, 3/1/2016	A3	4,325,000	4,897,115
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A3	3,175,000	3,820,392
O’Reilly Automotive, Inc., 4.875%, 1/14/2021	Baa3	2,500,000	2,773,118
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3	500,000	537,500

			14,102,842

Textiles, Apparel & Luxury Goods - 0.6%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	Ba3	380,000	402,325
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,351,348

			3,753,673

Total Consumer Discretionary			80,046,628

Consumer Staples - 2.1%
Beverages - 0.6%
The Coca-Cola Co., 1.50%, 11/15/2015	Aa3	3,000,000	3,073,461
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba1	650,000	737,750

			3,811,211

Food Products - 1.4%
C&S Group Enterprises LLC[2] , 8.375%, 5/1/2017	B1	680,000	724,200
FAGE Dairy Industry S.A. - FAGE USA Dairy Industry, Inc. (Greece)[2] , 9.875%, 2/1/2020	B3	375,000	411,563
Kraft Foods Group, Inc., 6.125%, 8/23/2018	Baa2	2,670,000	3,247,454
Land O’ Lakes, Inc.[2] , 6.00%, 11/15/2022	Ba2	345,000	368,287
Mondelez International, Inc., 6.125%, 2/1/2018	Baa2	940,000	1,127,394
Shearer’s Foods LLC - Chip Finance Corp.[2] , 9.00%, 11/1/2019	B3	375,000	410,625
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3	2,350,000	2,557,094

2

Investment Portfolio - March 31, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food Products (continued)
Wells Enterprises, Inc.[2] , 6.75%, 2/1/2020	B2	$360,000	$379,800

			9,226,417

Household Products - 0.0%*
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	27,808

Tobacco - 0.1%
Vector Group Ltd.[2] , 7.75%, 2/15/2021	Ba3	580,000	610,450

Total Consumer Staples			13,675,886

Energy - 4.9%
Energy Equipment & Services - 2.8%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	4,140,114
Calfrac Holdings LP (Canada)[2] , 7.50%, 12/1/2020	B1	745,000	747,794
Petroleum Geo-Services ASA (Norway)[2] , 7.375%, 12/15/2018	Ba2	1,000,000	1,095,000
Schlumberger Oilfield plc[2] , 4.20%, 1/15/2021	A1	2,630,000	2,968,376
SESI LLC, 6.375%, 5/1/2019	Ba2	710,000	763,250
Shelf Drilling Holdings Ltd. (United Arab Emirates)[2] , 8.625%, 11/1/2018	B1	375,000	397,500
Sidewinder Drilling, Inc.[2] , 9.75%, 11/15/2019	B3	375,000	376,875
Thermon Industries, Inc., 9.50%, 5/1/2017	B1	346,000	384,060
Weatherford International Ltd., 9.625%, 3/1/2019	Baa2	6,175,000	8,064,865

			18,937,834

Oil, Gas & Consumable Fuels - 2.1%
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[2] , 6.625%, 11/15/2019	Ba3	775,000	798,250
CVR Refining LLC - Coffeyville Finance, Inc.[2] , 6.50%, 11/1/2022	B2	375,000	383,437
EOG Resources, Inc., 2.625%, 3/15/2023	A3	2,765,000	2,730,556
EPL Oil & Gas, Inc.[2] , 8.25%, 2/15/2018	Caa1	455,000	482,300
Gulfport Energy Corp.[2] , 7.75%, 11/1/2020	B3	565,000	596,075
Northern Tier Energy LLC - Northern Tier Finance Corp.[2] , 7.125%, 11/15/2020	B1	380,000	402,800
PBF Holding Co. LLC - PBF Finance Corp.[2] , 8.25%, 2/15/2020	Ba3	320,000	352,000
Petrobras International Finance Co. (Brazil), 5.375%, 1/27/2021	A3	6,900,000	7,445,052
Sabine Pass Liquefaction LLC[2] , 5.625%, 2/1/2021	Ba3	520,000	539,500

			13,729,970

Total Energy			32,667,804

Financials - 39.4%
Capital Markets - 9.6%
Credit Suisse AG (Switzerland)[2] , 2.60%, 5/27/2016	Aaa	4,295,000	4,527,557
Goldman Sachs Capital II5 , 4.00%, 6/1/2043	Ba2	4,205,000	3,537,456
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3	5,875,000	6,922,906
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	4,510,000	5,138,238

3

Investment Portfolio - March 31, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 5.25%, 7/27/2021	A3	$3,085,000	$3,495,518
Jefferies Finance LLC - JFIN Co-Issuer Corp.[2] , 7.375%, 4/1/2020	B1	575,000	585,063
Jefferies Group, Inc., 5.125%, 4/13/2018	Baa3	4,000,000	4,360,000
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa3	6,925,000	8,621,002
Merrill Lynch & Co., Inc., 6.875%, 4/25/2018	Baa2	2,295,000	2,770,111
Morgan Stanley, 5.55%, 4/27/2017	Baa1	3,544,000	4,007,056
Morgan Stanley, 7.30%, 5/13/2019	Baa1	4,310,000	5,333,534
Morgan Stanley, 5.50%, 1/26/2020	Baa1	4,485,000	5,138,716
Morgan Stanley, 5.75%, 1/25/2021	Baa1	5,400,000	6,240,175
Morgan Stanley, 5.50%, 7/28/2021	Baa1	2,320,000	2,659,667

			63,336,999

Commercial Banks - 6.5%
Intesa Sanpaolo S.p.A. (Italy), 3.125%, 1/15/2016	Baa2	3,230,000	3,157,464
Intesa Sanpaolo S.p.A. (Italy)[2] , 6.50%, 2/24/2021	Baa2	3,280,000	3,379,745
KeyBank National Association, 5.45%, 3/3/2016	Baa1	4,640,000	5,202,980
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	7,665,000	9,296,741
National Bank of Canada (Canada)[2] , 2.20%, 10/19/2016	Aaa	2,700,000	2,828,520
National City Corp., 6.875%, 5/15/2019	Baa1	1,920,000	2,377,043
PNC Bank National Association, 5.25%, 1/15/2017	A3	5,640,000	6,429,459
Royal Bank of Canada (Canada), 1.20%, 9/19/2017	Aaa	1,550,000	1,555,042
Santander Holdings USA, Inc., 3.00%, 9/24/2015	Baa2	2,000,000	2,050,690
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2	750,000	802,031
The Toronto-Dominion Bank (Canada)[2] , 1.625%, 9/14/2016	Aaa	1,400,000	1,438,920
Wells Fargo & Co., Series M, 3.45%, 2/13/2023	A3	3,175,000	3,196,336
Westpac Banking Corp. (Australia)[2] , 1.25%, 12/15/2017	Aaa	1,475,000	1,474,115

			43,189,086

Consumer Finance - 2.7%
American Express Co., 2.65%, 12/2/2022	A3	4,525,000	4,434,283
American Express Co.[5] , 6.80%, 9/1/2066	Baa2	3,445,000	3,711,988
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	3,385,000	4,344,458
Credit Acceptance Corp., 9.125%, 2/1/2017	B1	330,000	358,875
General Motors Financial Co., Inc.[2] , 4.75%, 8/15/2017	Ba3	600,000	625,757
John Deere Capital Corp., 5.75%, 9/10/2018	A2	3,795,000	4,621,741

			18,097,102

Diversified Financial Services - 6.8%
Bank of America Corp., 5.75%, 8/15/2016	Baa3	3,715,000	4,142,645
Bank of America Corp., 3.30%, 1/11/2023	Baa2	1,520,000	1,498,810
The Bear Stearns Companies LLC, 7.25%, 2/1/2018	A2	2,195,000	2,727,876
Citigroup, Inc., 8.50%, 5/22/2019	Baa2	11,876,000	15,821,777
Citigroup, Inc., 4.05%, 7/30/2022	Baa3	3,185,000	3,290,178

4

Investment Portfolio - March 31, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Diversified Financial Services (continued)
CME Group, Inc., 3.00%, 9/15/2022	Aa3	$6,010,000	$6,064,769
CNG Holdings, Inc.[2] , 9.375%, 5/15/2020	B3	705,000	691,781
General Electric Capital Corp., 5.625%, 5/1/2018	A1	2,150,000	2,544,461
General Electric Capital Corp., 5.50%, 1/8/2020	A1	3,105,000	3,679,323
JPMorgan Chase Bank National Association, 5.875%, 6/13/2016	A1	3,000,000	3,395,355
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[2] , 7.375%, 10/1/2017	Ba3	480,000	501,600
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[2] , 8.875%, 8/1/2020	B2	715,000	759,688

			45,118,263

Insurance - 6.0%
American International Group, Inc., 4.875%, 6/1/2022	Baa1	8,525,000	9,644,239
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	5,495,000	6,231,566
First American Financial Corp., 4.30%, 2/1/2023	Baa3	3,160,000	3,288,685
Genworth Financial, Inc., 7.625%, 9/24/2021	Baa3	7,955,000	9,581,519
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3	6,915,000	7,976,079
ING US, Inc. (Netherlands)[2] , 2.90%, 2/15/2018	Baa3	2,050,000	2,079,309
ING US, Inc. (Netherlands)[2] , 5.50%, 7/15/2022	Baa3	1,100,000	1,217,032

			40,018,429

Real Estate Investment Trusts (REITS) - 7.8%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3	1,620,000	1,629,404
American Tower Trust I2 , 1.551%, 3/15/2018	Aaa	1,625,000	1,631,320
BioMed Realty LP, 3.85%, 4/15/2016	Baa3	2,750,000	2,919,535
Boston Properties LP, 5.875%, 10/15/2019	Baa2	4,455,000	5,360,541
Camden Property Trust, 5.70%, 5/15/2017	Baa1	4,025,000	4,601,183
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,000,000	1,139,234
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,635,085
HCP, Inc., 6.70%, 1/30/2018	Baa1	4,500,000	5,462,244
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	3,450,000	3,835,517
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	Baa3	1,570,000	1,576,139
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	2,665,000	3,357,420
Simon Property Group LP, 6.125%, 5/30/2018	A3	3,000,000	3,665,319
Simon Property Group LP, 10.35%, 4/1/2019	A3	3,670,000	5,296,320
UDR, Inc., 4.625%, 1/10/2022	Baa2	5,700,000	6,261,752

			51,371,013

Total Financials			261,130,892

5

Investment Portfolio - March 31, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care - 1.2%
Health Care Equipment & Supplies - 0.2%
Fresenius Medical Care US Finance, Inc. (Germany)[2] , 6.50%, 9/15/2018	Ba2		$555,000	$632,700
Fresenius US Finance II, Inc. (Germany)[2] , 9.00%, 7/15/2015	Ba1		445,000	509,525

				1,142,225

Health Care Providers & Services - 0.9%
CHS - Community Health Systems, Inc., 5.125%, 8/15/2018	Ba3		155,000	162,363
HCA, Inc., 6.50%, 2/15/2020	Ba3		715,000	806,609
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[4]	515,000	565,213
UnitedHealth Group, Inc., 4.70%, 2/15/2021	A3		4,000,000	4,591,252

				6,125,437

Pharmaceuticals - 0.1%
Valeant Pharmaceuticals International (Canada)[2] , 6.75%, 8/15/2021	B1		395,000	420,675

Total Health Care				7,688,337

Industrials - 6.2%
Aerospace & Defense - 2.1%
The Boeing Co., 6.00%, 3/15/2019	A2		3,465,000	4,279,320
Bombardier, Inc. (Canada)[2] , 4.25%, 1/15/2016	Ba2		365,000	378,687
Bombardier, Inc. (Canada)[2] , 6.125%, 1/15/2023	Ba2		360,000	373,500
DigitalGlobe, Inc.[2] , 5.25%, 2/1/2021	B1		365,000	362,719
Ducommun, Inc., 9.75%, 7/15/2018	B3		550,000	605,000
Textron, Inc., 4.625%, 9/21/2016	Baa3		3,100,000	3,400,254
Textron, Inc., 7.25%, 10/1/2019	Baa3		3,790,000	4,589,410

				13,988,890

Air Freight & Logistics - 0.2%
Aguila 3 S.A. (Luxembourg)[2] , 7.875%, 1/31/2018	B2		600,000	643,500
FedEx Corp., 8.00%, 1/15/2019	Baa1		435,000	571,149

				1,214,649

Airlines - 0.8%
Aviation Capital Group Corp.[2] , 4.625%, 1/31/2018	BB	[4]	360,000	371,404
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	Ba3		165,000	172,012
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3		365,000	384,162
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3		3,925,000	4,147,948

				5,075,526

Commercial Services & Supplies - 0.7%
Clean Harbors, Inc., 5.25%, 8/1/2020	Ba2		365,000	376,863
Garda World Security Corp. (Canada)[2] , 9.75%, 3/15/2017	B2		380,000	407,550

6

Investment Portfolio - March 31, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	$2,950,000	$3,734,411

			4,518,824

Electrical Equipment - 0.1%
Rexel S.A. (France)[2] , 5.25%, 6/15/2020	Ba3	575,000	582,187

Industrial Conglomerates - 0.5%
General Electric Co., 5.25%, 12/6/2017	Aa3	2,100,000	2,459,917
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	Baa2	800,000	888,206

			3,348,123

Machinery - 0.9%
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	B2	535,000	583,150
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	2,350,000	2,624,254
Kennametal, Inc., 3.875%, 2/15/2022	Baa2	2,925,000	3,037,109

			6,244,513

Marine - 0.1%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc., 8.875%, 11/1/2017	B1	535,000	546,369

Professional Services - 0.0%*
FTI Consulting, Inc.[2] , 6.00%, 11/15/2022	Ba2	360,000	380,700

Road & Rail - 0.8%
Union Pacific Corp., 5.65%, 5/1/2017	Baa1	3,675,000	4,286,351
Union Pacific Corp., 2.95%, 1/15/2023	Baa1	1,100,000	1,126,794

			5,413,145

Total Industrials			41,312,926

Information Technology - 3.5%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3	325,000	356,687
ViaSat, Inc., 6.875%, 6/15/2020	B1	500,000	536,250

			892,937

Computers & Peripherals - 1.0%
Hewlett-Packard Co., 2.125%, 9/13/2015	Baa1	6,615,000	6,706,505

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., 4.00%, 2/1/2022	Baa2	1,500,000	1,571,133
Corning, Inc., 4.25%, 8/15/2020	A3	2,500,000	2,776,810
CPI International, Inc., 8.00%, 2/15/2018	B3	390,000	405,600

			4,753,543

Office Electronics - 0.6%
Xerox Corp.[5] , 1.68%, 9/13/2013	Baa2	3,900,000	3,915,046

7

Investment Portfolio - March 31, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software - 1.1%
Autodesk, Inc., 3.60%, 12/15/2022	Baa2	$6,260,000	$6,280,376
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[2] , 9.25%, 1/15/2018	B3	360,000	371,700
Nuance Communications, Inc.[2] , 5.375%, 8/15/2020	Ba3	375,000	379,687

			7,031,763

Total Information Technology			23,299,794

Materials - 6.9%
Chemicals - 1.0%
Ashland, Inc.[2] , 3.875%, 4/15/2018	Ba1	380,000	384,750
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	1,635,000	2,011,537
Eastman Chemical Co., 3.60%, 8/15/2022	Baa2	3,000,000	3,116,154
Nufarm Australia Ltd. (Australia)[2] , 6.375%, 10/15/2019	Ba3	735,000	753,375
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc. (Luxembourg)[2] , 8.75%, 2/1/2019	B1	365,000	361,350

			6,627,166

Containers & Packaging - 0.1%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC - Reynolds Group Issuer (Luxembourg) S.A. (New Zealand), 5.75%, 10/15/2020	B1	580,000	590,875

Metals & Mining - 4.6%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	5,685,000	6,074,388
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	5,185,000	5,796,706
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	4,085,834
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	500,000	533,409
Cliffs Natural Resources, Inc., 4.80%, 10/1/2020	Baa3	1,000,000	996,328
Freeport-McMoRan Copper & Gold, Inc.[2] , 2.375%, 3/15/2018	Baa3	2,350,000	2,359,818
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	Baa3	2,925,000	2,907,473
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	4,000,000	4,213,864
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[2] , 8.75%, 11/15/2019	B3	375,000	393,750
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	3,010,000	3,083,014

			30,444,584

Paper & Forest Products - 1.2%
International Paper Co., 7.50%, 8/15/2021	Baa3	5,330,000	6,977,956
Smurfit Kappa Acquisitions (Ireland)[2] , 4.875%, 9/15/2018	Ba2	940,000	958,800

			7,936,756

Total Materials			45,599,381

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 1.1%
Digicel Ltd. (Jamaica)[2] , 6.00%, 4/15/2021	B1	380,000	378,100

8

Investment Portfolio - March 31, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/SHARES	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
Inmarsat Finance plc (United Kingdom)[2] , 7.375%, 12/1/2017	Ba2	$295,000	$314,175
UPCB Finance VI Ltd. (Netherlands)[2] , 6.875%, 1/15/2022	Ba3	410,000	445,875
Verizon Communications, Inc., 2.00%, 11/1/2016	A3	3,000,000	3,096,168
Verizon Communications, Inc., 8.75%, 11/1/2018	A3	1,386,000	1,863,934
Wind Acquisition Finance S.A. (Italy)[2] , 7.25%, 2/15/2018	Ba3	525,000	546,656
Windstream Corp., 7.50%, 6/1/2022	B1	485,000	518,950

			7,163,858

Wireless Telecommunication Services - 1.4%
Crown Castle Towers LLC[2] , 6.113%, 1/15/2020	A2	4,070,000	4,979,226
Crown Castle Towers LLC[2] , 4.883%, 8/15/2020	A2	610,000	702,123
SBA Tower Trust[2] , 5.101%, 4/17/2017	A2	2,095,000	2,356,343
SBA Tower Trust[2] , 2.933%, 12/15/2017	A2	1,515,000	1,582,130

			9,619,822

Total Telecommunication Services			16,783,680

Utilities - 2.4%
Electric Utilities - 1.1%
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	3,240,000	3,945,468
System Energy Resources, Inc., 4.10%, 4/1/2023	Baa1	3,110,000	3,197,674

Gas Utilities - 0.3%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa1	2,000,000	2,027,690

Independent Power Producers & Energy Traders - 1.0%
Allegheny Energy Supply Co. LLC[2] , 5.75%, 10/15/2019	Baa3	2,385,000	2,770,709
Exelon Generation Co. LLC, 4.00%, 10/1/2020	Baa2	4,000,000	4,222,928

			6,993,637

Total Utilities			16,164,469

Total Non-Convertible Corporate Bonds (Identified Cost $ 490,740,526)			538,369,797

TOTAL CORPORATE BONDS (Identified Cost $ 496,959,520)			545,277,884

PREFERRED STOCKS - 2.9%
Financials - 2.9%
Commercial Banks - 1.5%
BB&T Corp., Series D (non-cumulative), 5.85%	Baa2	119,980	3,145,876
PNC Financial Services Group, Inc., Series Q (non-cumulative), 5.375%	Baa3	123,550	3,146,818
U.S. Bancorp., Series F (non-cumulative), 6.50%[6]	Baa1	114,010	3,404,339

			9,697,033

9

Investment Portfolio - March 31, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		SHARES/ PRINCIPAL AMOUNT	VALUE

PREFERRED STOCKS (continued)

Financials (continued)
Diversified Financial Services - 0.5%
JPMorgan Chase & Co., Series P (non-cumulative), 5.45%	Ba1		126,000	$3,161,340

Real Estate Investment Trusts (REITS) - 0.9%
Boston Properties, Inc., Series F, 5.25%	Baa3		132,000	3,308,250
Public Storage, Series Q, 6.50%	A3		109,100	2,993,704

				6,301,954

TOTAL PREFERRED STOCKS (Identified Cost $18,085,174)				19,160,327

ASSET-BACKED SECURITIES - 1.0%
FDIC Trust, Series 2011-R1, Class A2 , 2.672%, 7/25/2026	WR	[3]	$917,381	950,203
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[2] , 5.29%, 3/25/2016	Aaa		2,585,000	2,790,896
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[2] , 3.74%, 2/25/2017	Aaa		2,360,000	2,533,363
SLM Student Loan Trust, Series 2002-4, Class A4[5] , 0.42%, 3/15/2017	Aaa		105,658	105,341

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,966,183)				6,379,803

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.9%
Americold LLC Trust, Series 2010-ARTA, Class A1[2] , 3.847%, 1/14/2029	AAA	[4]	358,107	383,316
BAMLL Commercial Mortgage Securities Trust, Series 2012-PARK, Class A2 , 2.959%, 12/10/2030	AAA	[4]	745,000	752,328
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[5] , 5.919%, 5/10/2045	AAA	[4]	700,000	788,421
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa		335,000	376,481
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa		715,000	772,596
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A4[5] , 5.91%, 9/11/2038	Aaa		1,010,000	1,139,328
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA	[4]	650,000	733,338
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[2] , 3.759%, 4/15/2044	Aaa		240,000	256,549
Citigroup - Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4[5] , 5.392%, 7/15/2044	Aaa		500,000	546,735
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[2] , 3.156%, 7/10/2046	Aaa		1,188,401	1,246,014
Commercial Mortgage Pass-Through Certificates, Series 2012-CR4, Class A3, 2.853%, 10/15/2045	Aaa		1,055,000	1,062,705
Commercial Mortgage Trust, Series 2006-GG7, Class A4[5] , 6.06%, 7/10/2038	Aaa		1,695,000	1,913,603

10

Investment Portfolio - March 31, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates, Series 2013-TH1, Class A1[2,5] , 2.13%, 2/25/2043	AAA	[4]	$1,582,278	$1,572,395
Extended Stay America Trust, Series 2013-ESH7, Class A27[2] , 2.958%, 12/5/2031	Aaa		1,500,000	1,517,072
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class A2, 2.377%, 5/25/2022	WR	[3]	1,400,000	1,396,543
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR	[3]	1,325,000	1,338,747
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR	[3]	1,480,000	1,507,180
FREMF Mortgage Trust, Series 2011-K701, Class B2,5 , 4.435%, 7/25/2048	A	[4]	950,000	1,023,969
FREMF Mortgage Trust, Series 2011-K702, Class B2,5 , 4.936%, 4/25/2044	A3		230,000	253,193
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A4[5] , 5.472%, 1/12/2043	Aaa		850,000	932,135
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[5] , 5.368%, 12/15/2044	Aaa		1,670,000	1,830,464
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[5] , 6.059%, 4/15/2045	Aaa		1,075,000	1,217,792
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3[2] , 4.07%, 11/15/2043	AAA	[4]	750,000	833,756
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[2,5] , 3.00%, 3/1/2043	WR	[3]	1,585,000	1,622,283
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5 Class A4, 3.176%, 8/15/2045	Aaa		1,505,000	1,565,617
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A5 , 5.23%, 9/15/2042	Aaa		209,427	225,909
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[2] , 3.884%, 9/15/2047	AAA	[4]	200,000	215,234
Motel 6 Trust, Series 2012-MTL6, Class A2[2] , 1.948%, 10/5/2025	AAA	[4]	1,055,000	1,057,364
OBP Depositor LLC Trust, Series 2010-OBP, Class A2 , 4.646%, 7/15/2045	AAA	[4]	420,000	483,336
Sequoia Mortgage Trust, Series 2011-2, Class A1[5] , 3.90%, 9/25/2041	WR	[3]	1,549,915	1,569,937
Sequoia Mortgage Trust, Series 2013-2, Class A1[5] , 1.874%, 2/25/2043	AAA	[4]	1,427,271	1,427,186
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX2 , 4.004%, 9/13/2028	AAA	[4]	1,195,000	1,326,132
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[5] , 5.414%, 10/15/2044	Aaa		1,069,618	1,167,245
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5] , 6.011%, 6/15/2045	Aaa		1,220,000	1,388,618
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[2] , 4.393%, 11/15/2043	Aaa		1,350,000	1,526,127

11

Investment Portfolio - March 31, 2013

(unaudited)

CORE PLUS BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class A3, 2.918%, 10/15/2045	Aaa		$1,915,000	$1,942,007

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $37,789,497)				38,911,655

FOREIGN GOVERNMENT BONDS - 1.2%
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	A3	MYR	8,905,000	2,987,240
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	Baa1	MXN	55,455,000	4,900,942

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $7,723,129)				7,888,182

MUTUAL FUND - 0.0%*
John Hancock Preferred Income Fund (Identified Cost $139,390)			10,500	247,695

U.S. GOVERNMENT AGENCIES - 3.7%
Mortgage-Backed Securities - 3.7%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			$2,067,061	2,263,412
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			169,674	185,791
Fannie Mae, Pool #888017, 6.00%, 11/1/2021			188,206	206,630
Fannie Mae, Pool #995329, 5.50%, 12/1/2021			1,342,020	1,469,499
Fannie Mae, Pool #888136, 6.00%, 12/1/2021			244,187	268,091
Fannie Mae, Pool #888810, 5.50%, 11/1/2022			2,303,894	2,522,742
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024			142,007	155,496
Fannie Mae, Pool #918516, 5.50%, 6/1/2037			968,230	1,056,087
Fannie Mae, Pool #995876, 6.00%, 11/1/2038			5,887,434	6,456,614
Fannie Mae, Pool #AE0061, 6.00%, 2/1/2040			2,427,701	2,661,464
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020			778,788	842,423
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022			230,963	253,681
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022			170,845	187,650
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023			134,026	147,881
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023			234,711	260,166
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023			106,790	114,848
Freddie Mac, Pool #G03332, 6.00%, 10/1/2037			298,041	325,865
Freddie Mac, Pool #G03696, 5.50%, 1/1/2038			72,639	78,671
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038			1,355,933	1,468,536
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038			1,171,891	1,269,210
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038			129,600	140,727
Freddie Mac, Pool #G06021, 5.50%, 1/1/2040			160,483	173,810
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040			943,575	1,031,664

12

Investment Portfolio - March 31, 2013

(unaudited)

CORE PLUS BOND SERIES	PRINCIPAL AMOUNT/ SHARES	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Freddie Mac, Pool #G05906, 6.00%, 4/1/2040	$605,265	$661,771

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $23,694,728)		24,202,729

SHORT-TERM INVESTMENT - 2.4%
Dreyfus Cash Management, Inc. - Institutional Shares[7] , 0.05%, (Identified Cost $16,046,449)	16,046,449	16,046,449

TOTAL INVESTMENTS - 99.3% (Identified Cost $606,404,070)		658,114,724
OTHER ASSETS, LESS LIABILITIES - 0.7%		4,870,499

NET ASSETS - 100%		$662,985,223

* Less than 0.1%

MXN - Mexican Peso

MYR - Malaysian Ringgit

1Credit ratings from Moody’s (unaudited).

2Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $86,263,428, or 13.0%, of the Series’ net assets as of March 31, 2013.

3Credit rating has been withdrawn. As of March 31, 2013, there is no rating available (unaudited).

4Credit ratings from S&P (unaudited).

5The coupon rate is floating and is the effective rate as of March 31, 2013.

6The rate shown is a fixed rate as of March 31, 2013; the rate becomes floating, based on LIBOR plus a spread, in 2022.

7Rate shown is the current yield as of March 31, 2013.

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$606,412,994
Unrealized appreciation	52,218,977
Unrealized depreciation	(517,247)

Net unrealized appreciation	$51,701,730

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Investment Portfolio - March 31, 2013

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$19,160,327	$19,160,327	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	24,202,729	—	24,202,729	—
Corporate debt:
Consumer Discretionary	80,046,628	—	80,046,628	—
Consumer Staples	13,675,886	—	13,675,886	—
Energy	32,667,804	—	32,667,804	—
Financials	261,130,892	—	261,130,892	—
Health Care	7,688,337	—	7,688,337	—
Industrials	41,312,926	—	41,312,926	—
Information Technology	23,299,794	—	23,299,794	—
Materials	45,599,381	—	45,599,381	—
Telecommunication Services	16,783,680	—	16,783,680	—
Utilities	16,164,469	—	16,164,469	—
Convertible corporate debt:
Financials	2,995,469	—	2,995,469	—
Health Care	643,536	—	643,536	—
Information Technology	2,514,863	—	2,514,863	—
Materials	754,219	—	754,219	—
Asset-backed securities	6,379,803	—	6,379,803	—
Commercial mortgage-backed securities	38,911,655	—	38,911,655	—
Foreign government bonds	7,888,182	—	7,888,182	—
Mutual funds	16,294,144	16,294,144	—	—

Total assets	$658,114,724	$35,454,471	$622,660,253	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

14

Investment Portfolio - March 31, 2013

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS - 95.5%

Convertible Corporate Bonds - 2.2%
Health Care - 0.4%

Health Care Equipment & Supplies - 0.4%
Alere, Inc., 3.00%, 5/15/2016	CCC	[2]	$825,000	$810,563

Materials - 1.8%
Containers & Packaging - 1.8%
Owens-Brockway Glass Container, Inc.[3] , 3.00%, 6/1/2015	Ba3		3,735,000	3,756,009

Total Convertible Corporate Bonds (Identified Cost $4,374,429)				4,566,572

Non-Convertible Corporate Bonds - 93.3%
Consumer Discretionary - 14.6%
Auto Components - 1.3%
Exide Technologies, 8.625%, 2/1/2018	B3		1,080,000	927,450
UCI International, Inc., 8.625%, 2/15/2019	B3		1,755,000	1,816,425

				2,743,875

Hotels, Restaurants & Leisure - 0.8%
Choice Hotels International, Inc., 5.70%, 8/28/2020	Baa3		1,440,000	1,580,400

Household Durables - 0.9%
Weekley Homes LLC - Weekley Finance Corp.[3] , 6.00%, 2/1/2023	B2		1,860,000	1,915,800

Internet & Catalog Retail - 0.9%
Netflix, Inc.[3] , 5.375%, 2/1/2021	Ba3		1,860,000	1,846,050

Media - 7.3%
CCO Holdings LLC - CCO Holdings Capital Corp.[3] , 5.25%, 3/15/2021	B1		2,995,000	2,976,281
Nara Cable Funding Ltd. (Spain)[3] , 8.875%, 12/1/2018	B1		2,165,000	2,267,837
Sirius XM Radio, Inc.[3] , 8.75%, 4/1/2015	B1		1,685,000	1,874,563
Sirius XM Radio, Inc.[3] , 5.25%, 8/15/2022	B1		1,880,000	1,922,300
Unitymedia Hessen GmbH & Co. KG - Unitymedia NRW GmbH (Germany)[3] , 5.50%, 1/15/2023	Ba3		1,915,000	1,967,663
Virgin Media Finance plc (United Kingdom), 4.875%, 2/15/2022	Ba2		1,890,000	1,913,625
Virgin Media Secured Finance plc (United Kingdom), 5.25%, 1/15/2021	Baa3		1,870,000	1,958,260

				14,880,529

Specialty Retail - 2.4%
Dufry Finance SCA (Switzerland)[3] , 5.50%, 10/15/2020	Ba3		2,000,000	2,075,068
Rent-A-Center, Inc., 6.625%, 11/15/2020	Ba3		2,630,000	2,827,250

				4,902,318

Textiles, Apparel & Luxury Goods - 1.0%
Jones Group, Inc. - Apparel Group Holdings - Apparel Group USA - Footwear Accessories Retail, 6.875%, 3/15/2019	Ba3		1,870,000	1,979,863

Total Consumer Discretionary				29,848,835

1

Investment Portfolio - March 31, 2013

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 8.8%
Beverages - 2.0%
Constellation Brands, Inc., 7.25%, 9/1/2016	Ba1	$1,000,000	$1,135,000
Constellation Brands, Inc., 7.25%, 5/15/2017	Ba1	2,545,000	2,928,341

			4,063,341

Food Products - 5.3%
C&S Group Enterprises LLC[3] , 8.375%, 5/1/2017	B1	2,665,000	2,838,225
FAGE Dairy Industry S.A. - FAGE USA Dairy Industry, Inc. (Greece)[3] , 9.875%, 2/1/2020	B3	1,875,000	2,057,813
Land O’ Lakes, Inc.[3] , 6.00%, 11/15/2022	Ba2	1,785,000	1,905,487
Shearer’s Foods LLC - Chip Finance Corp.[3] , 9.00%, 11/1/2019	B3	1,890,000	2,069,550
Wells Enterprises, Inc.[3] , 6.75%, 2/1/2020	B2	1,880,000	1,983,400

			10,854,475

Tobacco - 1.5%
Vector Group Ltd.[3] , 7.75%, 2/15/2021	Ba3	3,000,000	3,157,500

Total Consumer Staples			18,075,316

Energy - 15.2%
Energy Equipment & Services - 6.3%
Calfrac Holdings LP (Canada)[3] , 7.50%, 12/1/2020	B1	3,680,000	3,693,800
Petroleum Geo-Services ASA (Norway)[3] , 7.375%, 12/15/2018	Ba2	1,865,000	2,042,175
SESI LLC, 6.375%, 5/1/2019	Ba2	1,675,000	1,800,625
Shelf Drilling Holdings Ltd. (United Arab Emirates)[3] , 8.625%, 11/1/2018	B1	1,890,000	2,003,400
Sidewinder Drilling, Inc.[3] , 9.75%, 11/15/2019	B3	1,890,000	1,899,450
Thermon Industries, Inc., 9.50%, 5/1/2017	B1	1,330,000	1,476,300

			12,915,750

Oil, Gas & Consumable Fuels - 8.9%
Chesapeake Oilfield Operating LLC - Chesapeake Oilfield Finance, Inc.[3] , 6.625%, 11/15/2019	Ba3	3,930,000	4,047,900
CVR Refining LLC - Coffeyville Finance, Inc.[3] , 6.50%, 11/1/2022	B2	1,865,000	1,906,963
EPL Oil & Gas, Inc.[3] , 8.25%, 2/15/2018	Caa1	2,260,000	2,395,600
Gulfport Energy Corp.[3] , 7.75%, 11/1/2020	B3	2,800,000	2,954,000
Northern Tier Energy LLC - Northern Tier Finance Corp.[3] , 7.125%, 11/15/2020	B1	1,895,000	2,008,700
PBF Holding Co. LLC - PBF Finance Corp.[3] , 8.25%, 2/15/2020	Ba3	1,715,000	1,886,500
Sabine Pass Liquefaction LLC[3] , 5.625%, 2/1/2021	Ba3	2,795,000	2,899,813

			18,099,476

Total Energy			31,015,226

Financials - 13.4%
Capital Markets - 3.0%
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3] , 7.375%, 4/1/2020	B1	2,970,000	3,021,975

2

Investment Portfolio - March 31, 2013

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa3		$2,500,000	$3,112,275

				6,134,250

Consumer Finance - 2.3%
Credit Acceptance Corp., 9.125%, 2/1/2017	B1		1,770,000	1,924,875
General Motors Financial Co., Inc.[3] , 4.75%, 8/15/2017	Ba3		2,750,000	2,868,055

				4,792,930

Diversified Financial Services - 5.5%
CNG Holdings, Inc.[3] , 9.375%, 5/15/2020	B3		3,150,000	3,090,937
CNH Capital LLC, 6.25%, 11/1/2016	Ba2		1,730,000	1,911,650
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3] , 7.375%, 10/1/2017	Ba3		1,840,000	1,922,800
Oxford Finance LLC - Oxford Finance Co-Issuer, Inc.[3] , 7.25%, 1/15/2018	B1		1,310,000	1,359,125
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[3] , 8.875%, 8/1/2020	B2		2,760,000	2,932,500

				11,217,012

Insurance - 1.1%
Fidelity & Guaranty Life Holdings, Inc.[3] , 6.375%, 4/1/2021	B1		2,100,000	2,142,000

Real Estate Investment Trusts (REITS) - 1.5%
Corrections Corp. of America[3] , 4.125%, 4/1/2020	Ba1		2,975,000	3,019,625

Total Financials				27,305,817

Health Care - 7.8%
Health Care Equipment & Supplies - 4.0%
Alere, Inc.[3] , 7.25%, 7/1/2018	B3		1,880,000	1,997,500
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	Ba2		2,370,000	2,713,650
Fresenius Medical Care US Finance, Inc. (Germany)[3] , 6.50%, 9/15/2018	Ba2		825,000	940,500
Fresenius US Finance II, Inc. (Germany)[3] , 9.00%, 7/15/2015	Ba1		2,170,000	2,484,650

				8,136,300

Health Care Providers & Services - 2.8%
CHS - Community Health Systems, Inc., 5.125%, 8/15/2018	Ba3		1,845,000	1,932,637
HCA, Inc., 6.50%, 2/15/2020	Ba3		920,000	1,037,875
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[2]	2,545,000	2,793,137

				5,763,649

Pharmaceuticals - 1.0%
Valeant Pharmaceuticals International (Canada)[3] , 6.75%, 8/15/2021	B1		1,895,000	2,018,175

Total Health Care				15,918,124

3

Investment Portfolio - March 31, 2013

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials - 15.3%
Aerospace & Defense - 4.2%
Bombardier, Inc. (Canada)[3] , 4.25%, 1/15/2016	Ba2		$1,875,000	$1,945,313
Bombardier, Inc. (Canada)[3] , 6.125%, 1/15/2023	Ba2		1,875,000	1,945,313
DigitalGlobe, Inc.[3] , 5.25%, 2/1/2021	B1		1,860,000	1,848,375
Ducommun, Inc., 9.75%, 7/15/2018	B3		2,650,000	2,915,000

				8,654,001

Air Freight & Logistics - 1.4%
Aguila 3 S.A. (Luxembourg)[3] , 7.875%, 1/31/2018	B2		2,660,000	2,852,850

Airlines - 2.7%
Aviation Capital Group Corp.[3] , 4.625%, 1/31/2018	BB	[2]	1,880,000	1,939,556
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B, 6.375%, 1/2/2016	Ba3		1,890,000	1,970,325
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba3		850,000	894,625
UAL 2009-2B Pass Through Trust[3] , 12.00%, 1/15/2016	Ba3		615,965	683,721

				5,488,227

Commercial Services & Supplies - 1.8%
Clean Harbors, Inc., 5.25%, 8/1/2020	Ba2		1,695,000	1,750,087
Garda World Security Corp. (Canada)[3] , 9.75%, 3/15/2017	B2		1,795,000	1,925,137

				3,675,224

Electrical Equipment - 1.5%
Rexel S.A. (France)[3] , 5.25%, 6/15/2020	Ba3		2,970,000	3,007,125

Machinery - 1.3%
Dynacast International LLC - Dynacast Finance, Inc., 9.25%, 7/15/2019	B2		2,500,000	2,725,000

Marine - 1.4%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc., 8.875%, 11/1/2017	B1		2,720,000	2,777,800

Professional Services - 1.0%
FTI Consulting, Inc.[3] , 6.00%, 11/15/2022	Ba2		1,880,000	1,988,100

Total Industrials				31,168,327

Information Technology - 4.8%
Communications Equipment - 1.9%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	Ba3		1,780,000	1,953,550
ViaSat, Inc., 6.875%, 6/15/2020	B1		1,845,000	1,978,762

				3,932,312

Electronic Equipment, Instruments & Components - 1.0%
CPI International, Inc., 8.00%, 2/15/2018	B3		1,950,000	2,028,000

4

Investment Portfolio - March 31, 2013

(unaudited)

HIGH YIELD BOND SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Software - 1.9%
Interface Security Systems Holdings, Inc. - Interface Security Systems LLC[3] , 9.25%, 1/15/2018	B3	$1,880,000	$1,941,100
Nuance Communications, Inc.[3] , 5.375%, 8/15/2020	Ba3	1,890,000	1,913,625

			3,854,725

Total Information Technology			9,815,037

Materials - 8.5%
Chemicals - 3.7%
Ashland, Inc.[3] , 3.875%, 4/15/2018	Ba1	1,965,000	1,989,563
Nufarm Australia Ltd. (Australia)[3] , 6.375%, 10/15/2019	Ba3	3,640,000	3,731,000
Trinseo Materials Operating SCA - Trinseo Materials Finance, Inc. (Luxembourg)[3] , 8.75%, 2/1/2019	B1	1,860,000	1,841,400

			7,561,963

Containers & Packaging - 1.4%
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC - Reynolds Group Issuer (Luxembourg) S.A. (New Zealand), 5.75%, 10/15/2020	B1	2,730,000	2,781,187

Metals & Mining - 1.0%
Shale-Inland Holdings LLC - Shale-Inland Finance Corp.[3] , 8.75%, 11/15/2019	B3	1,890,000	1,984,500

Paper & Forest Products - 2.4%
Smurfit Kappa Acquisitions (Ireland)[3] , 4.875%, 9/15/2018	Ba2	4,865,000	4,962,300

Total Materials			17,289,950

Telecommunication Services - 4.9%
Diversified Telecommunication Services - 4.9%
Digicel Ltd. (Jamaica)[3] , 6.00%, 4/15/2021	B1	1,965,000	1,955,175
Inmarsat Finance plc (United Kingdom)[3] , 7.375%, 12/1/2017	Ba2	1,685,000	1,794,525
UPCB Finance VI Ltd. (Netherlands)[3] , 6.875%, 1/15/2022	Ba3	2,000,000	2,175,000
Wind Acquisition Finance S.A. (Italy)[3] , 7.25%, 2/15/2018	Ba3	1,035,000	1,077,694
Windstream Corp., 7.50%, 6/1/2022	B1	2,745,000	2,937,150

Total Telecommunication Services			9,939,544

Total Non-Convertible Corporate Bonds (Identified Cost $182,703,934)			190,376,176

TOTAL CORPORATE BONDS (Identified Cost $187,078,363)			194,942,748

5

Investment Portfolio - March 31, 2013

(unaudited)

HIGH YIELD BOND SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 4.3%
Dreyfus Cash Management, Inc. - Institutional Shares[4] , 0.05%, (Identified Cost $8,751,664)	8,751,664	$8,751,664

TOTAL INVESTMENTS - 99.8% (Identified Cost $195,830,027)		203,694,412
OTHER ASSETS, LESS LIABILITIES - 0.2%		418,275

NET ASSETS - 100%		$204,112,687

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $133,651,061 or 65.5% of the Series’ net assets as of March 31, 2013.

4Rate shown is the current yield as of March 31, 2013.

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$195,830,027
Unrealized appreciation	8,115,922
Unrealized depreciation	(251,537)

Net unrealized appreciation	$7,864,385

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

6

Investment Portfolio - March 31, 2013

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
Corporate debt:
Consumer Discretionary	$29,848,835	$—	$29,848,835	$—
Consumer Staples	18,075,316	—	18,075,316	—
Energy	31,015,226	—	31,015,226	—
Financials	27,305,817	—	27,305,817	—
Health Care	15,918,124	—	15,918,124	—
Industrials	31,168,327	—	31,168,327	—
Information Technology	9,815,037	—	9,815,037	—
Materials	17,289,950	—	17,289,950	—
Telecommunication Services	9,939,544	—	9,939,544	—
Convertible corporate debt:
Health Care	810,563	—	810,563	—
Materials	3,756,009	—	3,756,009	—
Mutual fund	8,751,664	8,751,664	—	—

Total assets	$203,694,412	$8,751,664	$194,942,748	$—

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

7

Investment Portfolio - March 31, 2013

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 94.6%
Consumer Staples - 10.2%
Food & Staples Retailing - 3.8%
The Fresh Market, Inc.*	18,210	$778,842
United Natural Foods, Inc.*	17,550	863,460
Whole Foods Market, Inc.	21,280	1,846,040

		3,488,342

Food Products - 6.4%
The Hain Celestial Group, Inc.*	15,410	941,243
Ingredion, Inc.	41,920	3,031,654
Mead Johnson Nutrition Co.	17,190	1,331,365
SunOpta, Inc.*	65,070	468,504

		5,772,766

Total Consumer Staples		9,261,108

Energy - 17.2%
Energy Equipment & Services - 9.8%
Baker Hughes, Inc.	28,720	1,332,895
Bourbon S.A. (France)[1]	15,000	414,271
Cameron International Corp.*	49,560	3,231,312
Gulfmark Offshore, Inc. - Class A	24,100	938,936
Hornbeck Offshore Services, Inc.*	23,160	1,076,014
National Oilwell Varco, Inc.	13,460	952,295
Schlumberger Ltd.	11,420	855,244

		8,800,967

Oil, Gas & Consumable Fuels - 7.4%
Ceres, Inc.*	49,640	172,747
Chesapeake Energy Corp.	21,770	444,326
Encana Corp. (Canada)	70,470	1,371,346
EOG Resources, Inc.	7,090	908,016
Hess Corp.	38,910	2,786,345
Range Resources Corp.	12,620	1,022,725

		6,705,505

Total Energy		15,506,472

Financials - 5.4%
Real Estate Investment Trusts (REITS) - 5.4%
Digital Realty Trust, Inc.	31,170	2,085,585
DuPont Fabros Technology, Inc.	116,020	2,815,805

Total Financials		4,901,390

Health Care - 3.2%
Health Care Equipment & Supplies - 3.2%
Neogen Corp.*	58,380	2,893,897

1

Investment Portfolio - March 31, 2013

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials - 36.0%
Electrical Equipment - 3.4%
Polypore International, Inc.*	75,640	$3,039,215

Machinery - 23.9%
AGCO Corp.	26,010	1,355,641
Deere & Co.	14,700	1,263,906
FANUC Corp. (Japan)[1]	11,200	1,724,471
First Tractor Co. Ltd. - Class H (China)[1]	876,380	782,363
Joy Global, Inc.	14,440	859,469
Kennametal, Inc.	32,850	1,282,464
KUKA AG (Germany)[1]	33,780	1,477,143
Lindsay Corp.	21,010	1,852,662
Pall Corp.	41,640	2,846,927
Pentair Ltd. - ADR	51,940	2,739,835
Westport Innovations, Inc. - ADR (Canada)*	93,510	2,759,480
Xylem, Inc.	96,950	2,671,942

		21,616,303

Professional Services - 1.9%
ALS Ltd. (Australia)[1]	158,850	1,742,410

Trading Companies & Distributors - 4.6%
Brenntag AG (Germany)[1]	11,790	1,843,573
Fastenal Co.	30,590	1,570,797
MSC Industrial Direct Co., Inc. - Class A	8,000	686,240

		4,100,610

Transportation Infrastructure - 2.2%
Groupe Eurotunnel S.A. (France)[1]	153,160	1,221,008
Koninklijke Vopak N.V. (Netherlands)[1]	12,820	773,390

		1,994,398

Total Industrials		32,492,936

Information Technology - 3.4%
Computers & Peripherals - 1.1%
3D Systems Corp.*	13,130	423,311
Stratasys Ltd.*	7,260	538,837

		962,148

Electronic Equipment, Instruments & Components - 1.3%
Maxwell Technologies, Inc.*	215,690	1,162,569

Software - 1.0%
Aspen Technology, Inc.*	29,480	951,909

Total Information Technology		3,076,626

2

Investment Portfolio - March 31, 2013

(unaudited)

INFLATION FOCUS EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Materials - 19.2%
Chemicals - 16.8%
Agrium, Inc. (Canada)	8,800	$858,000
Johnson Matthey plc (United Kingdom)[1]	63,620	2,231,857
Monsanto Co.	36,490	3,854,439
Nufarm Ltd. (Australia)[1]	405,820	1,672,052
Sigma-Aldrich Corp.	13,360	1,037,805
Syngenta AG (Switzerland)[1]	6,700	2,803,670
Umicore S.A. (Belgium)[1]	40,480	1,904,016
Wacker Chemie AG (Germany)[1]	10,500	752,774

		15,114,613

Metals & Mining - 2.4%
Alumina Ltd. (Australia)*,[1]	1,034,290	1,200,867
Schnitzer Steel Industries, Inc. - Class A	37,190	991,485

		2,192,352

Total Materials		17,306,965

TOTAL COMMON STOCKS (Identified Cost $76,626,462)		85,439,394

SHORT-TERM INVESTMENT - 5.2%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.05%, (Identified Cost $4,696,950)	4,696,950	4,696,950

TOTAL INVESTMENTS - 99.8% (Identified Cost $81,323,412)		90,136,344
OTHER ASSETS, LESS LIABILITIES - 0.2%		158,819

NET ASSETS - 100%		$90,295,163

ADR - American Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2013.

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$81,505,757
Unrealized appreciation	12,344,581
Unrealized depreciation	(3,713,994)

Net unrealized appreciation	$8,630,587

3

Investment Portfolio - March 31, 2013

(unaudited)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Staples	$9,261,108	$9,261,108	$—	$—
Energy	15,506,472	15,092,201	414,271	—
Financials	4,901,390	4,901,390	—	—
Health Care	2,893,897	2,893,897	—	—
Industrials	32,492,936	22,928,578	9,564,358	—
Information Technology	3,076,626	3,076,626	—	—
Materials	17,306,965	6,741,729	10,565,236	—
Mutual fund	4,696,950	4,696,950	—	—

Total assets	$90,136,344	$69,592,479	$20,543,865	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

4

Investment Portfolio - March 31, 2013

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS - 89.8%
Consumer Discretionary - 10.7%
Auto Components - 1.6%
Mando Corp. (South Korea)[1]	14,900	$1,567,128

Automobiles - 2.2%
Hyundai Motor Co. (South Korea)[1]	10,570	2,136,672

Diversified Consumer Services - 2.6%
Anhanguera Educacional Participacoes S.A. (Brazil)	156,730	2,533,895

Hotels, Restaurants & Leisure - 1.3%
Arcos Dorados Holdings, Inc. (Argentina)	91,000	1,201,200

Household Durables - 1.2%
LG Electronics, Inc. (South Korea)[1]	15,900	1,170,267

Specialty Retail - 1.8%
Belle International Holdings Ltd. (Hong Kong)[1]	1,036,000	1,731,010

Total Consumer Discretionary		10,340,172

Consumer Staples - 15.1%
Beverages - 4.4%
Cia Cervecerias Unidas S.A. - ADR (Chile)	83,000	2,745,640
Cia de Bebidas das Americas (AmBev) - ADR (Brazil)	34,900	1,477,317

		4,222,957

Food & Staples Retailing - 3.0%
President Chain Store Corp. (Taiwan)[1]	239,000	1,312,820
Raia Drogasil S.A. (Brazil)	150,000	1,599,654

		2,912,474

Food Products - 5.7%
Biostime International Holdings Ltd. (China)[1]	358,500	1,872,408
Charoen Pokphand Foods PCL (Thailand)[1]	1,640,000	1,850,930
M Dias Branco S.A. (Brazil)	46,000	1,832,488

		5,555,826

Personal Products - 2.0%
Natura Cosmeticos S.A. (Brazil)	79,000	1,901,160

Total Consumer Staples		14,592,417

Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Pacific Rubiales Energy Corp. (Colombia)	110,000	2,321,603
Petroleo Brasileiro S.A. - ADR (Brazil)	93,700	1,700,655

Total Energy		4,022,258

Financials - 11.1%
Capital Markets - 0.4%
OSK Holdings Berhad (Malaysia)[1]	712,375	338,598

1

Investment Portfolio - March 31, 2013

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Financials (continued)
Commercial Banks - 3.9%
Hong Leong Financial Group Berhad (Malaysia)[1]	338,000	$1,630,783
ICICI Bank Ltd. - ADR (India)	50,000	2,145,000

		3,775,783

Diversified Financial Services - 2.2%
JSE Ltd. (South Africa)[1]	271,000	2,101,064

Insurance - 1.6%
Brasil Insurance Participacoes e Administracao S.A. (Brazil)	143,000	1,587,985

Real Estate Management & Development - 3.0%
BR Malls Participacoes S.A. (Brazil)	71,000	888,576
General Shopping Brasil S.A. (Brazil)*	318,000	1,979,681

		2,868,257

Total Financials		10,671,687

Health Care - 21.2%
Biotechnology - 2.0%
Green Cross Corp. (South Korea)[1]	13,780	1,921,158

Health Care Equipment & Supplies - 5.8%
Mindray Medical International Ltd. - ADR (China)	67,700	2,703,938
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	3,120,000	2,826,966

		5,530,904

Health Care Providers & Services - 2.4%
Apollo Hospitals Enterprise Ltd. (India)[1]	120,260	1,856,230
Qualicorp S.A. (Brazil)*	46,000	461,878

		2,318,108

Pharmaceuticals - 11.0%
Glenmark Pharmaceuticals Ltd. (India)[1]	410,383	3,497,598
Lupin Ltd. (India)[1]	310,080	3,589,476
Strides Arcolab Ltd. (India)[1]	219,480	3,524,128

		10,611,202

Total Health Care		20,381,372

Industrials - 11.8%
Electrical Equipment - 1.7%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	1,634,947

Machinery - 6.0%
Hiwin Technologies Corp. (Taiwan)[1]	372,450	2,757,334
Turk Traktor ve Ziraat Makineleri AS (Turkey)[1]	92,156	3,032,846

		5,790,180

Marine - 2.2%
Precious Shipping PCL (Thailand)[1]	770,000	469,206

2

Investment Portfolio - March 31, 2013

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

COMMON STOCKS (continued)
Industrials (continued)
Marine (continued)
Sinotrans Shipping Ltd. (China)[1]	6,200,000	$1,658,280

		2,127,486

Transportation Infrastructure - 1.9%
Malaysia Airports Holdings Berhad (Malaysia)[1]	967,000	1,808,148

Total Industrials		11,360,761

Information Technology - 9.0%
Internet Software & Services - 5.9%
Mail.ru Group Ltd. - GDR (Russia)[1]	25,400	703,580
NHN Corp. (South Korea)[1]	9,800	2,369,163
Tencent Holdings Ltd. (China)[1]	20,000	639,692
Yandex N.V. - Class A - ADR (Russia)*	45,700	1,056,584
Youku Tudou, Inc. - ADR (China)*	56,800	952,536

		5,721,555

Semiconductors & Semiconductor Equipment - 3.1%
Samsung Electronics Co. Ltd. (South Korea)[1]	1,360	1,853,721
Trina Solar Ltd. - ADR (China)*	141,000	511,830
Yingli Green Energy Holding Co. Ltd. - ADR (China)*	313,000	594,700

		2,960,251

Total Information Technology		8,681,806

Materials - 3.1%
Chemicals - 1.9%
Yingde Gases (Hong Kong)[1]	1,604,000	1,790,947

Metals & Mining - 1.2%
Impala Platinum Holdings Ltd. (South Africa)[1]	82,000	1,210,410

Total Materials		3,001,357

Telecommunication Services - 3.6%
Wireless Telecommunication Services - 3.6%
MTN Group Ltd. (South Africa)[1]	94,700	1,664,092
SK Telecom Co. Ltd. (South Korea)[1]	10,900	1,771,363

Total Telecommunication Services		3,435,455

TOTAL COMMON STOCKS (Identified Cost $76,067,173)		86,487,285

MUTUAL FUNDS - 5.0%
iShares S&P India Nifty 50 Index Fund	104,000	2,496,000
PowerShares India Portfolio	128,000	2,312,960

TOTAL MUTUAL FUNDS (Identified Cost $4,613,804)		4,808,960

3

Investment Portfolio - March 31, 2013

(unaudited)

EMERGING MARKETS SERIES	SHARES	VALUE

SHORT-TERM INVESTMENT - 5.2%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.05%, (Identified Cost $4,992,770)	4,992,770	$4,992,770

TOTAL INVESTMENTS - 100.0% (Identified Cost $85,673,747)		96,289,015
LIABILITIES, LESS OTHER ASSETS - 0.0%		(1,538)

NET ASSETS - 100%		$96,287,477

ADR - American Depository Receipt

GDR - Global Depository Receipt

*Non-income producing security

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of March 31, 2013.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Brazil 16.6%, India 15.2%; South Korea 13.3%; China 12.2%.

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$85,673,747
Unrealized appreciation	14,243,766
Unrealized depreciation	(3,628,498)

Net unrealized appreciation	$10,615,268

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

Investment Portfolio - March 31, 2013

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$10,340,172	$3,735,095	$6,605,077	$—
Consumer Staples	14,592,417	9,556,259	5,036,158	—
Energy	4,022,258	4,022,258	—	—
Financials	10,671,687	6,601,242	4,070,445	—
Health Care	20,381,372	3,165,816	17,215,556	—
Industrials	11,360,761	—	11,360,761	—
Information Technology	8,681,806	3,115,650	5,566,156	—
Materials	3,001,357	—	3,001,357	—
Telecommunication Services	3,435,455	—	3,435,455	—
Mutual funds	9,801,730	9,801,730	—	—

Total assets	$96,289,015	$39,998,050	$56,290,965	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

5

Investment Portfolio - March 31, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS - 49.1%
Non-Convertible Corporate Bonds - 49.1%
Consumer Discretionary - 4.4%
Hotels, Restaurants & Leisure - 0.3%
Yum! Brands, Inc., 3.875%, 11/1/2020	Baa3	15,000	$16,032

Household Durables - 0.8%
Newell Rubbermaid, Inc., 4.70%, 8/15/2020	Baa3	20,000	22,191
NVR, Inc., 3.95%, 9/15/2022	Baa2	20,000	20,530

			42,721

Media - 2.3%
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	20,000	22,864
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	20,000	23,099
NBCUniversal Media LLC, 5.15%, 4/30/2020	A3	20,000	23,703
Time Warner, Inc., 3.15%, 7/15/2015	Baa2	15,000	15,797
Time Warner, Inc., 4.75%, 3/29/2021	Baa2	15,000	16,979
The Walt Disney Co., 5.625%, 9/15/2016	A2	10,000	11,600

			114,042

Multiline Retail - 0.3%
Target Corp., 3.875%, 7/15/2020	A2	15,000	16,833

Specialty Retail - 0.7%
Advance Auto Parts, Inc., 4.50%, 1/15/2022	Baa3	5,000	5,140
The Home Depot, Inc., 5.40%, 3/1/2016	A3	15,000	16,984
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A3	10,000	12,033

			34,157

Total Consumer Discretionary			223,785

Consumer Staples - 0.8%
Beverages - 0.2%
The Coca-Cola Co., 1.50%, 11/15/2015	Aa3	10,000	10,245

Food Products - 0.6%
Mondelez International, Inc., 6.125%, 2/1/2018	Baa2	15,000	17,990
Tyson Foods, Inc., 4.50%, 6/15/2022	Baa3	10,000	10,881

			28,871

Total Consumer Staples			39,116

Energy - 2.2%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	10,000	13,122
Schlumberger Oilfield plc[3] , 4.20%, 1/15/2021	A1	10,000	11,287
Weatherford International Ltd., 9.625%, 3/1/2019	Baa2	25,000	32,651

			57,060

Oil, Gas & Consumable Fuels - 1.1%
Apache Corp., 6.90%, 9/15/2018	A3	15,000	18,861

1

Investment Portfolio - March 31, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc., 2.625%, 3/15/2023	A3		10,000	$9,875
Petrobras International Finance Co. (Brazil), 5.375%, 1/27/2021	A3		25,000	26,975

				55,711

Total Energy				112,771

Financials - 30.0%
Capital Markets - 4.9%
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	Aaa	EUR	50,000	73,524
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3		35,000	39,876
Jefferies Group, Inc., 5.125%, 4/13/2018	Baa3		15,000	16,350
Jefferies Group, Inc., 8.50%, 7/15/2019	Baa3		25,000	31,123
Morgan Stanley, 5.50%, 7/28/2021	Baa1		75,000	85,981

				246,854

Commercial Banks - 12.8%
Banco Santander S.A. (Spain), 4.00%, 4/7/2020	A3	EUR	100,000	134,478
Barclays Bank plc (United Kingdom), 4.25%, 1/12/2022	Aaa	GBP	100,000	174,628
Intesa Sanpaolo S.p.A. (Italy)[3] , 6.50%, 2/24/2021	Baa2		25,000	25,760
National City Corp., 6.875%, 5/15/2019	Baa1		25,000	30,951
Royal Bank of Canada (Canada), 3.18%, 3/16/2015	Aaa	CAD	90,000	91,624
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa	CAD	40,000	42,641
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2		15,000	16,041
Wells Fargo & Co., Series M, 3.45%, 2/13/2023	A3		20,000	20,134
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	Aaa	AUD	100,000	111,272

				647,529

Consumer Finance - 2.7%
American Express Co., 2.65%, 12/2/2022	A3		17,000	16,659
American Express Co.[4] , 6.80%, 9/1/2066	Baa2		20,000	21,550
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2		25,000	32,086
John Deere Capital Corp., 5.75%, 9/10/2018	A2		15,000	18,268
Pfandbriefbank der schweizerischen Hypothekarinstitute AG (Switzerland), 2.25%, 9/2/2016	Aaa	CHF	45,000	50,574

				139,137

Diversified Financial Services - 3.0%
Citigroup, Inc., 8.50%, 5/22/2019	Baa2		35,000	46,629
Citigroup, Inc., 4.05%, 7/30/2022	Baa3		20,000	20,660
CME Group, Inc., 3.00%, 9/15/2022	Aa3		25,000	25,228
General Electric Capital Corp., 5.50%, 1/8/2020	A1		30,000	35,549
JPMorgan Chase & Co., 6.30%, 4/23/2019	A2		20,000	24,428

				152,494

2

Investment Portfolio - March 31, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance - 3.0%
American International Group, Inc., 4.875%, 6/1/2022	Baa1		20,000	$22,626
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3		10,000	11,341
First American Financial Corp., 4.30%, 2/1/2023	Baa3		20,000	20,814
Genworth Financial, Inc., 7.625%, 9/24/2021	Baa3		45,000	54,201
Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa3		20,000	23,069
ING US, Inc. (Netherlands)[3] , 5.50%, 7/15/2022	Baa3		20,000	22,128

				154,179

Real Estate Investment Trusts (REITS) - 3.6%
BioMed Realty LP, 3.85%, 4/15/2016	Baa3		10,000	10,617
Boston Properties LP, 5.875%, 10/15/2019	Baa2		15,000	18,049
Camden Property Trust, 5.70%, 5/15/2017	Baa1		15,000	17,147
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2		25,000	28,481
HCP, Inc., 6.70%, 1/30/2018	Baa1		15,000	18,208
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2		15,000	16,676
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2		10,000	12,598
Simon Property Group L.P., 6.125%, 5/30/2018	A3		15,000	18,327
Simon Property Group LP, 10.35%, 4/1/2019	A3		15,000	21,647
UDR, Inc., 4.625%, 1/10/2022	Baa2		20,000	21,971

				183,721

Total Financials				1,523,914

Health Care - 1.5%
Health Care Equipment & Supplies - 1.2%
FMC Finance VIII S.A. (Luxembourg)[3] , 6.50%, 9/15/2018	Ba2	EUR	40,000	59,611

Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc., 4.70%, 2/15/2021	A3		15,000	17,217

Total Health Care				76,828

Industrials - 4.0%
Aerospace & Defense - 1.2%
The Boeing Co., 6.00%, 3/15/2019	A2		15,000	18,525
Textron, Inc., 7.25%, 10/1/2019	Baa3		35,000	42,382

				60,907

Air Freight & Logistics - 0.3%
FedEx Corp., 8.00%, 1/15/2019	Baa1		10,000	13,130

Airlines - 0.3%
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3		15,000	15,852

Commercial Services & Supplies - 1.3%
Garda World Security Corp. (Canada), 9.75%, 3/15/2017	B2	CAD	50,000	51,804

3

Investment Portfolio - March 31, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Commercial Services & Supplies (continued)
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	10,000	$12,659

			64,463

Industrial Conglomerates - 0.2%
Tyco Electronics Group S.A. (Switzerland), 4.875%, 1/15/2021	Baa2	10,000	11,103

Machinery - 0.4%
Joy Global, Inc., 5.125%, 10/15/2021	Baa2	10,000	11,167
Kennametal, Inc., 3.875%, 2/15/2022	Baa2	10,000	10,383

			21,550

Road & Rail - 0.3%
Union Pacific Corp., 2.95%, 1/15/2023	Baa1	15,000	15,365

Total Industrials			202,370

Information Technology - 1.9%
Computers & Peripherals - 0.6%
Hewlett-Packard Co., 2.125%, 9/13/2015	Baa1	30,000	30,415

Electronic Equipment, Instruments & Components - 0.3%
Corning, Inc., 6.625%, 5/15/2019	A3	15,000	18,677

IT Services - 0.3%
International Business Machines Corp., 8.375%, 11/1/2019	Aa3	10,000	13,944

Office Electronics - 0.3%
Xerox Corp.[4] , 1.68%, 9/13/2013	Baa2	15,000	15,058

Software - 0.4%
Autodesk, Inc., 3.60%, 12/15/2022	Baa2	20,000	20,065

Total Information Technology			98,159

Materials - 2.9%
Chemicals - 0.3%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	5,000	6,152
Eastman Chemical Co., 3.60%, 8/15/2022	Baa2	10,000	10,387

			16,539

Metals & Mining - 2.1%
Alcoa, Inc., 6.15%, 8/15/2020	Baa3	20,000	21,775
Allegheny Technologies, Inc., 5.95%, 1/15/2021	Baa3	20,000	22,360
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	15,000	18,974
Freeport-McMoRan Copper & Gold, Inc., 3.55%, 3/1/2022	Baa3	10,000	9,940
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	15,000	15,802
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa2	15,000	15,364

			104,215

4

Investment Portfolio - March 31, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]		VALUE

CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Materials (continued)
Paper & Forest Products - 0.5%
International Paper Co., 7.50%, 8/15/2021	Baa3			20,000	$26,184

Total Materials					146,938

Telecommunication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc., 2.00%, 11/1/2016	A3			15,000	15,481
Verizon Communications, Inc., 8.75%, 11/1/2018	A3			6,000	8,069

Total Telecommunication Services					23,550

Utilities - 0.9%
Electric Utilities - 0.4%
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3			15,000	18,266

Independent Power Producers & Energy Traders - 0.5%
Allegheny Energy Supply Co. LLC[3] , 5.75%, 10/15/2019	Baa3			10,000	11,617
Exelon Generation Co. LLC, 4.00%, 10/1/2020	Baa2			15,000	15,836

					27,453

Total Utilities					45,719

TOTAL CORPORATE BONDS (Identified Cost $2,489,713)					2,493,150

FOREIGN GOVERNMENT BONDS - 32.1%
Denmark Government Bond (Denmark), 4.00%, 11/15/2017	Aaa		DKK	250,000	50,229
Indonesia Treasury Bond (Indonesia), 7.00%, 5/15/2022	Baa3		IDR	450,000,000	51,060
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	Ba1		EUR	35,000	48,186
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	Baa2		EUR	80,000	108,986
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	Baa2		EUR	20,000	27,230
Italy Buoni Poliennali Del Tesoro (Italy)[3] , 5.00%, 3/1/2025	Baa2		EUR	65,000	85,002
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	Aa3		JPY	15,000,000	160,489
Japan Government Ten Year Bond (Japan), 1.00%, 12/20/2021	Aa3		JPY	5,000,000	55,652
Japan Government Two Year Bond (Japan), 0.10%, 1/15/2014	Aa3		JPY	5,000,000	53,137
Japan Government Two Year Bond (Japan), 0.10%, 3/15/2014	Aa3		JPY	7,500,000	79,710
Korea Treasury Bond (Korea), 4.50%, 3/10/2015	Aa3		KRW	110,000,000	102,619
Malaysia Government Bond (Malaysia), 3.434%, 8/15/2014	WR	[5]	MYR	150,000	48,694
Mexican Government Bond (Mexico), 6.00%, 6/18/2015	Baa1		MXN	625,000	52,445
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	Baa1		MXN	574,000	50,728
Portugal Obrigacoes do Tesouro OT (Portugal), 4.80%, 6/15/2020	Ba3		EUR	50,000	59,388
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa		SGD	100,000	88,823
Spain Government Bond (Spain)[3] , 5.40%, 1/31/2023	Baa3		EUR	40,000	52,626
State of Berlin (Germany), 3.00%, 3/29/2016	Aa1		EUR	50,000	68,654
Sweden Government Bond (Sweden), 4.50%, 8/12/2015	Aaa		SEK	300,000	49,741
Thailand Government Bond (Thailand), 2.80%, 10/10/2017	Baa1		THB	1,500,000	50,610

5

Investment Portfolio - March 31, 2013

(unaudited)

GLOBAL FIXED INCOME SERIES	CREDIT RATING[1]	PRINCIPAL AMOUNT2/ SHARES		VALUE

FOREIGN GOVERNMENT BONDS (continued)
United Kingdom Gilt (United Kingdom), 2.75%, 1/22/2015	Aa1	GBP	40,000	$63,558
United Kingdom Gilt (United Kingdom), 1.75%, 1/22/2017	Aa1	GBP	30,000	47,805
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1	GBP	65,000	100,339
United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1	GBP	40,000	73,412

TOTAL FOREIGN GOVERNMENT BONDS (Identified Cost $1,674,060)				1,629,123

MUTUAL FUND - 6.1%
iShares iBoxx $ High Yield Corporate Bond Fund (Identified Cost $299,593)			3,250	306,637

SHORT-TERM INVESTMENT - 4.4%
Dreyfus Cash Management, Inc. - Institutional Shares[6], 0.05%, (Identified Cost $222,690)			222,690	222,690

TOTAL INVESTMENTS - 91.7% (Identified Cost $4,686,056)				4,651,600
OTHER ASSETS, LESS LIABILITIES - 8.3%				422,544

NET ASSETS - 100%				$5,074,144

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT MARCH 31, 2013[7]:

SETTLEMENT DATE	CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION/ DEPRECIATION
04/15/2013	JPY 16,444,000	$171,025	$174,706	$(3,681)
04/30/2013	EUR 230,000	295,136	$294,879	$ 257

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

IDR - Indonesian Rupiah

JPY - Japanese Yen

KRW - South Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $268,031, or 5.3% of the Series’ net assets as of March 31, 2013.

6

Investment Portfolio - March 31, 2013

(unaudited)

4The coupon rate is floating and is the effective rate as of March 31, 2013.

5Credit rating has been withdrawn. As of March 31, 2013, there is no rating available (unaudited).

6Rate shown is the current yield as of March 31, 2013.

7The counterparty for all forward foreign currency exchange contracts is the Bank of New York Mellon Corp.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 30.9%.

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$4,686,056
Unrealized appreciation	74,047
Unrealized depreciation	(108,503)

Net unrealized depreciation	$(34,456)

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Corporate debt:
Consumer Discretionary	$223,785	$—	$223,785	$—
Consumer Staples	39,116	—	39,116	—
Energy	112,771	—	112,771	—
Financials	1,523,914	—	1,523,914	—
Health Care	76,828	—	76,828	—
Industrials	202,370	—	202,370	—
Information Technology	98,159	—	98,159	—
Materials	146,938	—	146,938	—
Telecommunication Services	23,550	—	23,550	—
Utilities	45,719	—	45,719	—
Foreign government bonds	1,629,123	—	1,629,123	—
Mutual funds	529,327	529,327	—	—
Other financial instruments*	257	—	257	—

Total assets	4,651,857	529,327	4,122,530	—

Liabilities:
Other financial instruments*	(3,681)	—	(3,681)	—

Total	$4,648,176	$529,327	$4,118,849	$—

7

Investment Portfolio - March 31, 2013

(unaudited)

*Other financial instruments are derivative instruments not reflected in the investment portfolio, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

8

Investment Portfolio - March 31, 2013

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 99.9%
Manning & Napier Fund, Inc. - Core Bond Series Fund, Class A	259,570	$3,003,228
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	71,088	1,009,454
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	28,361	283,040
Manning & Napier Fund, Inc. - Real Estate Series, Class I	47,723	487,731

TOTAL INVESTMENTS - 99.9% (Identified Cost $4,730,581)		4,783,453
OTHER ASSETS, LESS LIABILITIES - 0.1%		3,467

NET ASSETS - 100%		$4,786,920

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$4,731,431
Unrealized appreciation	71,307
Unrealized depreciation	(19,285)

Net unrealized appreciation	$52,022

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$4,783,453	$4,783,453	$—	$—

Total assets:	$4,783,453	$4,783,453	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

1

Investment Portfolio - March 31, 2013

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

Investment Portfolio - March 31, 2013

(unaudited)

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE

AFFILIATED MUTUAL FUNDS - 99.9%
Manning & Napier Fund, Inc. - Core Bond Series Fund, Class A	103,574	$1,198,356
Manning & Napier Fund, Inc. - Dividend Focus Series, Class I	128,873	1,829,994
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	30,153	300,930
Manning & Napier Fund, Inc. - Real Estate Series, Class I	57,066	583,217

TOTAL INVESTMENTS - 99.9% (Identified Cost $3,794,337)		3,912,497
OTHER ASSETS, LESS LIABILITIES - 0.1%		3,495

NET ASSETS - 100%		$3,915,992

Federal Tax Information:

On March 31, 2013, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$3,794,603
Unrealized appreciation	130,661
Unrealized depreciation	(12,767)

Net unrealized appreciation	$117,894

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2013 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$3,912,497	$3,912,497	$—	$—

Total assets:	$3,912,497	$3,912,497	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2012 or March 31, 2013.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the three months ended March 31, 2013.

1

Investment Portfolio - March 31, 2013

(unaudited)

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

2

ITEM 2: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the Funds’ last fiscal quarter, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 3: EXHIBITS

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: May 28, 2013

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: May 28, 2013